File Nos.   33-23035
                                                                     811-05618
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
          Pre-Effective Amendment No.                                     ( )
          Post-Effective Amendment No.    16                              (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
          Amendment No.    26                                             (X)

                      (Check appropriate box or boxes.)

     ALLIANZ LIFE VARIABLE ACCOUNT B
     -------------------------------
     (Exact Name of Registrant)

     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
     -----------------------------------------------
     (Name of Depositor)


     1750 Hennepin Avenue, Minneapolis, MN                          55403
     -------------------------------------                        ---------
     (Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code  (612) 347-6596

     Name and Address of Agent for Service
     -------------------------------------
            Michael T. Westermeyer
            Allianz Life Insurance Company of North America
            1750 Hennepin Avenue
            Minneapolis, MN  55403

     Copies to:
            Judith A. Hasenauer
            Blazzard, Grodd & Hasenauer, P.C.
            P.O. Box 5108
            Westport, CT 06881
            (203) 226-7866

     It is proposed that this filing will become effective:


      _____  immediately upon filing pursuant to paragraph (b) of Rule 485
      __X__  on November 8, 1996 pursuant to paragraph (b) of Rule 485
      _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
      _____  on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

     ______ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities in accordance with Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the most recent fiscal year on or about February 28, 1996.

                            CROSS REFERENCE SHEET
                            (Required by Rule 495)

Item No.                                                  Location
--------                                                  --------
                            PART A

Item 1.   Cover Page . . . . . . . . . . . . . . . . .    Cover Page

Item 2.   Definitions. . . . . . . . . . . . . . . . .    Definitions

Item 3.   Synopsis or Highlights. . . . . . . . . . .     Highlights

Item 4.   Condensed Financial Information. . . . . . .    Condensed Financial
                                                          Information
Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies. . . . . . . . . . . .  The Company; The
                                                          Variable Account;
                                                          Franklin Valuemark
                                                          Funds

Item 6.   Deductions. . . . . . . . . . . . . . . . . .   Charges and
                                                          Deductions

Item 7.   General Description of Variable Annuity
          Contracts. . . . . . . . . . . . . . . . . . .  The Contracts

Item 8.   Annuity Period. . . . . . . . . . . . . . . .   Annuity Provisions

Item 9.   Death Benefit. . . . . . . . . . . . . . . . .  The Contracts;
                                                          Annuity Provisions

Item 10.  Purchases and Contract Value.. . . . . . . . .  Purchase Payments
                                                          and Contract Value

Item 11.  Redemptions. . . . . . . . . . . . . . . . . .  Surrenders

Item 12.  Taxes. . . . . . . . . . . . . . . . . . . . .  Tax Status

Item 13.  Legal Proceedings. . . . . . . . . . . . . . .  Legal Proceedings

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . . .   Table of Contents of
                                                          the Statement of
                                                          Additional Information


                        CROSS REFERENCE SHEET (cont'd)
                            (Required by Rule 495)

Item No.                                                  Location
--------                                                  --------
                              PART B

Item 15.  Cover Page. . . . . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . . . .  Table of Contents

Item 17.  General Information and History. . . . . . . .  The Company

Item 18.  Services. . . . . . . . . . . . . .. . . . . .  Not Applicable

Item 19.  Purchase of Securities Being Offered. . . . .   Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . . .   Distributor

Item 21.  Calculation of Performance Data. . . .. . . .   Calculation of
                                                          Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements. . . . . . . . . . . . .   Financial Statements


                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

        HOME OFFICE:                                VALUEMARK SERVICE CENTER:
        1750 Hennepin Avenue                        300 Berwyn Park
        Minneapolis, MN 55403-2195                  P.O. Box 3031
        (800) 542-5427                              Berwyn, PA 19312-0031
                                                    (800) 624-0197


                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                               November 8, 1996


The Individual Flexible Payment Variable Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of Contract Values and eventual payment of monthly annuity payments. The Contracts are designed to aid individuals in long-term planning for retirement or other long-term purposes. This is not appropriate as a trading vehicle.

The Contracts are available for retirement plans which do not qualify for the special federal tax advantages available under the Internal Revenue Code ("Non-Qualified Plans") and for retirement plans which do qualify for the federal tax advantages available under the Internal Revenue Code ("Qualified Plans"). (See "Tax Status - Qualified Plans.") However, because of the minimum purchase requirements, these Contracts may not be appropriate for some periodic payment retirement plans.


Purchase payments for the Contracts will be allocated to a segregated investment account of Allianz Life Insurance Company of North America (the "Company") which account has been designated Allianz Life Variable Account B (the "Variable Account") or to the Company's Fixed Account. IN WASHINGTON, THE FIXED ACCOUNT IS NOT AVAILABLE UNTIL APPROVED BY THE WASHINGTON INSURANCE DEPARTMENT.

The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). The Trust is a series fund with twenty-three Funds: the Money Market Fund, the High Income Fund, the Templeton Global Income Securities Fund, The U.S. Government Securities Fund, the Zero Coupon Funds - 2000, 2005 and 2010, the Growth and Income Fund, the Income Securities Fund, the Mutual Shares Securities Fund, the Real Estate Securities Fund, the Rising Dividends Fund, the Templeton Global Asset Allocation Fund, the Utility Equity Fund, the Capital Growth Fund, the Mutual Discovery Securities Fund, the Precious Metals Fund, the Small Cap Fund, the Templeton Developing Markets Equity Fund, the Templeton
Global Growth Fund, the Templeton International Equity Fund, the Templeton International Smaller Companies Fund and the Templeton Pacific Growth Fund. Prior to May 1, 1996, the Templeton Global Income Securities Fund was known as the Global Income Fund. See "Highlights" and "Tax Status" for a discussion of owner control of the underlying investments in a variable annuity contract. IN CALIFORNIA, THE MUTUAL SHARES SECURITIES FUND AND THE MUTUAL DISCOVERY SECURITIES FUND ARE NOT AVAILABLE UNTIL APPROVED BY THE CALIFORNIA INSURANCE DEPARTMENT. (CHECK WITH YOUR AGENT REGARDING AVAILABILITY.)


THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACTS IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE CONTRACT OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE SURRENDERED, THE VALUE MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENTS.

This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the "Statement of Additional Information," which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information can be found on the last page of this Prospectus. For the Statement of Additional Information, call or write the Home Office address shown above.

INQUIRIES: Any inquiries can be made by telephone or in writing to the Company at the Home Office phone number or address listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS MUST BE ACCOMPANIED BY OR PRECEDED BY A CURRENT PROSPECTUS FOR FRANKLIN VALUEMARK FUNDS.


This Prospectus and the Statement of Additional Information are dated November 8, 1996, and may be amended from time to time.


This Prospectus should be kept for future reference.

IN THE STATE OF OREGON, ALL REFERENCES TO FRANKLIN VALUEMARK II REFER TO VALUEMARK II.

TABLE OF CONTENTS                                  PAGE

DEFINITIONS.......................................    3
HIGHLIGHTS........................................    4
FEE TABLE.........................................    6
CONDENSED FINANCIAL
 INFORMATION......................................   10
THE COMPANY.......................................   12
THE VARIABLE ACCOUNT..............................   12
FRANKLIN VALUEMARK FUNDS..........................   12

 General..........................................   13
 Substitution of Securities.......................   13

 Voting Rights....................................   13
CHARGES AND DEDUCTIONS............................   14
 Deduction for Contingent Deferred
  Sales Charge (Sales Load).......................   14
 Reduction or Elimination of
  Contingent Deferred Sales Charge................   14
 Deduction for Mortality and
  Expense Risk Charge.............................   15
 Deduction for Administrative
  Expense Charge..................................   15
 Deduction for Contract
  Maintenance Charge..............................   15
 Deduction for Premium Taxes......................   15
 Deduction for Income Taxes.......................   16
 Deduction for Trust Expenses.....................   16
 Deduction for Transfer Fee.......................   16
THE CONTRACTS.....................................   16
 Ownership........................................   16
 Assignment.......................................   16
 Beneficiary......................................   17
 Change of Beneficiary............................   17
 Annuitant........................................   17
 Death of the Contract Owner
  Before the Income Date..........................   17
 Death of the Annuitant Prior
  to the Income Date..............................   18
 Death of the Annuitant After
  the Income Date.................................   18
ANNUITY PROVISIONS................................   18
 Income Date......................................   18
 Change in Income Date and
  Annuity Option..................................   18
 Annuity Options..................................   19
 Annuity Units....................................   19

PURCHASE PAYMENTS AND
 CONTRACT VALUE...................................   20
 Purchase Payments................................   20
 Allocation of Purchase Payments..................   20
 Transfer of Contract Values......................   21
 Dollar Cost Averaging............................   21
 Automatic Investment Plan........................   22
 Contract Value...................................   22
 Accumulation Unit................................   22
DISTRIBUTOR.......................................   23
SURRENDERS........................................   23
 Systematic Withdrawal............................   23
 Delay of Payments................................   24
ADMINISTRATION OF THE CONTRACTS...................   24
PERFORMANCE DATA..................................   24
 Money Market Sub-Account.........................   24
 Other Sub-Accounts...............................   24
 Performance Ranking..............................   25
TAX STATUS........................................   26
 General..........................................   26
 Diversification..................................   26
 Multiple Contracts...............................   27
 Contracts Owned by Other
  than Natural Persons............................   27
 Tax Treatment of Assignments.....................   27
 Income Tax Withholding...........................   27
 Tax Treatment of Withdrawals -
  Non-Qualified Contracts.........................   28
 Qualified Plans..................................   28
 Tax Treatment of Withdrawals -
  Qualified Contracts.............................   29
 Tax-Sheltered Annuities -
  Withdrawal Limitations..........................   30
FINANCIAL STATEMENTS..............................   30
LEGAL PROCEEDINGS.................................   30
   APPENDIX - PERFORMANCE
 INFORMATION OF SELECTED
 PUBLIC FUNDS.....................................   30
TABLE OF CONTENTS
 OF THE STATEMENT OF
 ADDITIONAL INFORMATION...........................   31


DEFINITIONS
--------------------------------------------------------------------------------

Accumulation Unit - An accounting unit of measure used to calculate the Contract Value prior to the Income Date.

Annuitant - The person upon whose continuation of life any annuity payment involving life contingencies depends. The Annuitant may be changed at any time prior to the Income Date unless the Contract Owner is not a natural person.

Annuity Option - An arrangement under which annuity payments are made under the Contract.

Annuity Period - The period starting on the Income Date.

Annuity Unit - An accounting unit of measure used to calculate annuity payments after the Income Date.

Company - Allianz Life Insurance Company of North America at its Valuemark Service Center shown on the cover page of this Prospectus.

Contingent Owner - In those Contracts containing Contingent Owner provisions, the Contingent Owner is named in the application, unless changed. Only the spouse of the Owner may be the Contingent Owner.

Contract Anniversary - An anniversary of the Effective Date of the Contract.


Contract Owner - The person(s) who own the Contract as named in the Company's records as the owner or Joint Owner. If Joint Owners are named, all references to Contract Owner shall mean the Joint Owners.


Contract Value - The dollar value as of any Valuation Date of all amounts accumulated under the Contract.

Contract Year - Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

Effective Date - The date on which the first Contract Year begins.

Eligible Investment(s) - An investment entity which can be selected by the Contract Owner to be the underlying investment of the Contract.

Fixed Account - The Company's general investment account which contains all the assets of the Company with the exception of the Variable Account and other segregated asset accounts.

Fund - A segment of an Eligible Investment which constitutes a separate and distinct class of interests under an Eligible Investment.

Income Date - The date on which annuity payments are to commence.

Joint Owner - In Contracts containing Joint Owner provisions, if there is more than one Contract Owner, each Contract Owner shall be a Joint Owner of the Contract. Joint Owners have equal ownership rights and must both authorize any exercising of those ownership rights unless otherwise allowed by the Company. Any Joint Owner must be the spouse of the other Joint Owner (except in Pennsylvania).


Non-Qualified Contracts - Contracts issued under Non-Qualified Plans which do not receive favorable tax treatment under Sections 401, 403(b) or 408 of the Internal Revenue Code of 1986, as amended (the "Code").

Qualified Contracts - Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 401, 403(b) or 408 of the Code.


Sub-Account - A segment of the Variable Account. Each Sub-Account is invested in shares of a Fund of an Eligible Investment.

Surrender Value - The Contract Value for the Valuation Period next following the Valuation Period during which the written request to the Company for surrender is received, reduced by the sum of: (i) any applicable premium taxes not previously deducted; (ii) any applicable Contract Maintenance Charge; and (iii) any applicable Contingent Deferred Sales Charge.

Valuation Date - The Variable Account will be valued each day that the New York Stock Exchange is open for trading, which is Monday through Friday, except for normal business holidays.

Valuation Period - The period commencing at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

Variable Account - A separate investment account of the Company, designated as Allianz Life Variable Account B, into which purchase payments may be allocated.


HIGHLIGHTS
--------------------------------------------------------------------------------

Purchase payments for the Contracts will be allocated to a segregated investment account of Allianz Life Insurance Company of North America (the "Company") which has been designated Allianz Life Variable Account B (the "Variable Account") or to the Company's Fixed Account. IN WASHINGTON, THE FIXED ACCOUNT IS NOT AVAILABLE UNTIL APPROVED BY THE WASHINGTON INSURANCE DEPARTMENT.

The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). (See "Franklin Valuemark Funds.") IN CALIFORNIA, THE MUTUAL SHARES SECURITIES FUND AND THE MUTUAL DISCOVERY SECURITIES FUND ARE NOT AVAILABLE UNTIL APPROVED BY THE CALIFORNIA INSURANCE DEPARTMENT. (CHECK WITH YOUR AGENT REGARDING AVAILABILITY.) CONTRACT OWNERS BEAR THE INVESTMENT RISK FOR ALL AMOUNTS ALLOCATED TO THE VARIABLE ACCOUNT.


The Contract may be returned within 10 days (or for a longer period in states where required) after it is received ("Free-Look Period"). It can be mailed or delivered to either the Company or the agent who sold it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. The returned Contract will be treated as if the Company had never issued it. The Company will promptly refund the Contract Value in states where permitted. This may be more or less than the purchase payments. In states where required and where the Contract is purchased pursuant to an Individual Retirement Annuity, the Company will promptly refund the purchase payments, less any withdrawals. The Company has reserved the right to allocate initial purchase payments to the Money Market Sub-Account (except those allocated to the Fixed Account) until the expiration of the Free-Look Period. If the Company does so allocate the initial purchase payment to the Money Market Sub-Account, it will refund the greater of the purchase payments, less any withdrawals, or the Contract Value. It is the Company's current practice to directly allocate the initial purchase payments to the Sub-Accounts and/or to the Fixed Account as selected by the Contract Owner.

A Contingent Deferred Sales Charge (sales load) may be deducted in the event of a surrender. The Contingent Deferred Sales Charge is imposed on surrenders of purchase payments within five (5) years after their being made. Once each Contract Year, Contract Owners may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no withdrawal is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is withdrawn in a Contract Year, the remaining percentage is not available in future years. The Contingent Deferred Sales Charge will vary in amount, depending upon the Contract Year in which the purchase payment being surrendered was made. The Company currently makes available a systematic withdrawal plan which allows for additional options in some instances. (See "Surrenders - Systematic Withdrawal.") The Contingent Deferred Sales Charge is found in the Fee Table. (See also "Charges and Deductions - Deduction for Contingent Deferred Sales Charge (Sales Load).") The maximum Contingent Deferred Sales Charge is 5% of purchase payments. For purposes of determining the applicability of the Contingent Deferred Sales Charge, surrenders are deemed to be on a first-in, first-out basis.

There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. This Charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Charge.")

There is an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This Charge compensates the Company for costs associated with the administration of the Contract and the Variable Account. (See "Charges and Deductions - Deduction for Administrative Expense Charge.")

There is an annual Contract Maintenance Charge of $30 each Contract Year. (See "Charges and Deductions - Deduction for Contract Maintenance Charge.")

Premium taxes or other taxes payable to a state or other governmental entity will be charged against Contract Values. (See "Charges and Deductions - Deduction for Premium Taxes.")

Under certain circumstances there may be assessed a transfer fee when a Contract Owner transfers Contract Values. (See "Charges and Deductions - Deduction for Transfer Fee.")

There is a ten percent (10%) federal income tax penalty that may be applied to the income portion of any distribution from the Contracts. However, the penalty is not imposed under certain circumstances. (See "Tax Status - Tax Treatment of Withdrawals - Non-Qualified Contracts" and "Tax Treatment of Withdrawals - Qualified Contracts.") For a further discussion of the taxation of the Contracts, see "Tax Status."

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Contract Owner: (1) attains age 591/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of
Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and only apply to (i) salary reduction contributions made after December 31, 1988; (ii) to income attributable to such contributions; and (iii) to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding distributions. (See "Tax Status - Tax Sheltered Annuities
- Withdrawal Limitations.")

The Treasury Department has indicated that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investment underlying the contract. The issuance of such guidelines may require the Company to impose limitations on a Contract Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect (see "Tax Status - Diversification").

The Company offers other deferred variable annuity contracts but does not permit exchange of those contracts for the Contracts offered by this Prospectus.

Because of certain exemptive and exclusionary provisions, interests in the Fixed Account are not registered under the Securities Act of 1933 and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


ALLIANZ LIFE VARIABLE ACCOUNT B FEE TABLE*
--------------------------------------------------------------------------------
Contract Owner Transaction Fees
Contingent Deferred Sales Charge**
(as a percentage of purchase payments)
                                           YEARS SINCE
                                             PAYMENT   CHARGE
                                           ----------- -------
                                               0-1         5%
                                               1-2         5%
                                               2-3         4%
                                               3-4         3%
                                               4-5       1.5%
                                                5+         0

Current Transfer Fee***............... First 12  transfers  in a Contract  Year are free.  Thereafter, the fee is $25 (or
                                       2% of the amount transferred, if less).
                                       Prescheduled automatic dollar cost
                                       averaging transfers are not counted.

Contract Maintenance Charge..........  $30 per Contract per year
(Prior to the Income Date the charge
is waived for Contracts having Contract
Values or purchase payments less
withdrawals of $100,000 or more.)

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
Mortality and Expense Risk Charge........................    1.25%
Administrative Expense Charge............................     .15%
                                                           --------
Total Variable Account Annual Expenses...................    1.40%


*Applies to all Sub-Accounts of the Variable Account.
**Once each Contract Year, a Contract Owner may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no withdrawal is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is withdrawn in a Contract Year, the remaining percentage is not available in future years. See also "Surrenders - Systematic Withdrawal" for additional options.
***The Contract provides that if more than three transfers have been made in a Contract Year, the Company reserves the right to deduct a transfer fee which shall not exceed the lesser of $25 or 2% of the amount transferred.


FRANKLIN VALUEMARK FUNDS' ANNUAL EXPENSES
(as a percentage of Franklin Valuemark Funds' average net assets).

The  Management  Fees for each Fund are  based on a  percentage  of that  Fund's assets under management.  See "Franklin
Valuemark Funds" in this Prospectus and "Management" in the Trust prospectus.


The "Management and Fund Administration  Fees" below include investment advisory and other  management and  administrative fees not included as "Other Expenses" that were paid to the Managers and Fund Administrators to the Trust for the 1995
calendar  year  except for Funds with fee  waivers/expense  reductions  or newer Funds without a full year of operations as of December 31, 1995 (see explanatory footnotes  below).  The purpose of the Table is to assist the Contract  Owner in understanding  the various costs and expenses that a Contract  Owner will incur, directly or indirectly, on amounts allocated to the Variable Account.

                                                                                  MANAGEMENT
                                                                                   AND FUND         OTHER   TOTAL ANNUAL
                                                                             ADMINISTRATION FEES1 EXPENSES    EXPENSES
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund2..........................................................        .51%            .02%        .53%
Growth and Income Fund......................................................        .49%            .03%        .52%
Precious Metals Fund........................................................        .61%            .05%        .66%
Real Estate Securities Fund.................................................        .56%            .03%        .59%
Utility Equity Fund.........................................................        .47%            .03%        .50%
High Income Fund............................................................        .53%            .03%        .56%
Templeton Global Income Securities Fund3....................................        .55%            .09%        .64%
Income Securities Fund......................................................        .47%            .04%        .51%
The U.S. Government Securities Fund.........................................        .49%            .03%        .52%
Zero Coupon Fund - 20004....................................................        .37%            .03%        .40%
Zero Coupon Fund - 20054....................................................        .37%            .03%        .40%
Zero Coupon Fund - 20104....................................................        .37%            .03%        .40%
Rising Dividends Fund.......................................................        .75%            .03%        .78%
Templeton International Equity Fund.........................................        .83%            .09%        .92%
Templeton Pacific Growth Fund...............................................        .90%            .11%       1.01%
Templeton Global Growth Fund................................................        .93%            .04%        .97%
Templeton Developing Markets Equity Fund....................................       1.25%            .16%       1.41%
Templeton Global Asset Allocation Fund5.....................................        .80%            .10%        .90%
Small Cap Fund6.............................................................        .75%            .15%        .90%
Templeton International Smaller Companies Fund7.............................       1.00%            .10%       1.10%
Capital Growth Fund7........................................................        .75%            .04%        .79%
Mutual Discovery Securities Fund8...........................................        .95%            .10%       1.05%
Mutual Shares Securities Fund8..............................................        .75%            .10%        .85%

1 The Fund  Administration Fee is a direct expense for the Templeton Global Asset Allocation Fund, the Templeton
International Smaller Companies Fund, the Mutual Discovery Securities Fund and the Mutual Shares Securities Fund;
other Funds pay for similar services  indirectly through the Management Fee. See "Management" in the Trust  Prospectus
for further  information  regarding  Management  and Fund Administration Fees.
2 Franklin Advisers,  Inc. agreed in advance to waive a portion of its Management Fee and to make  certain  payments to reduce  expenses of the Money  Market Fund during  1995  and  is  currently  continuing  this  arrangement  in  1996.
This arrangement  may  be  terminated  at  any  time.  With  this  reduction,  actual Management Fees and Total Annual
Expenses of the Money Market Fund for 1995 were 0.38% and 0.40%, respectively, of the average daily net assets of the Fund.
3 Prior to May 1, 1996, the Templeton Global Income  Securities Fund was known as the Global Income Fund.
4 Net of  management  fees waived  and/or  expense  reimbursements.  Although not obligated to, Franklin  Advisers,  Inc.
has agreed in advance to waive a portion of its management  fees and to make certain  payments to reduce  expenses of the three  Zero  Coupon  Funds  through  at least  December  31,  1996 such that the aggregate  expenses of the Zero Coupon
Fund - 2000,  the Zero Coupon Fund - 2005 and the Zero Coupon Fund - 2010 will not exceed 0.40% of each Fund's net assets.
Absent the  management  fee  waivers and  expense  payments,  for the year ended December  31,  1995,   the  Total  Annual
Expenses  and  Management  and  Fund Administration Fees, respectively,  would have been as follows: Zero Coupon Fund - 2000,
 .63% and .60%;  Zero Coupon Fund - 2005, .66% and .63%; and Zero Coupon Fund - 2010, .66% and .63%.
5 The Templeton  Global Asset  Allocation Fund commenced  operations May 1, 1995. The expenses shown are estimated expenses for the Fund for 1996.
6 The Small Cap Fund  commenced  operations  November 1, 1995. The expenses shown are estimated expenses for the Fund for 1996.
7 The Templeton  International Smaller Companies Fund and the Capital Growth Fund commenced  operations May 1, 1996. The expenses shown are estimated expenses for the Funds for 1996.
8 The Mutual Discovery Securities Fund and the Mutual Shares Securities Fund have not yet commenced operations.  The expenses shown are estimated expenses for the Funds for 1996.


The following  Tables reflect expenses of the Variable Account as well as of the Trust. The dollar figures should not be considered a  representation  of past or future  expenses.  Actual expenses may be greater or less than those shown.  The
$30 Contract Maintenance Charge is included in the Examples as a prorated charge of $1 based on a Contract account size of $30,000.  For additional  information, see "Charges and  Deductions" in this  Prospectus and  "Management" in the Trust
Prospectus.


Premium taxes are not reflected in the Tables. Premium taxes may apply.

EXAMPLE

If the Contract is fully  surrendered at the end of the  applicable  time period and no prior  surrenders  have occurred, the Contract Owner would have incurred the following  expenses on a $1,000  investment,  assuming a 5% annual return on assets compounded semi-annually:


                                                                                  1 Year    3 Years   5 Years  10 Years
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund..............................................................      $63       $ 89     $125      $292
Growth and Income Fund.........................................................      $64       $ 89     $124      $291
Precious Metals Fund...........................................................      $65       $ 93     $132      $310
Real Estate Securities Fund....................................................      $64       $ 91     $128      $300
Utility Equity Fund............................................................      $63       $ 88     $123      $288
High Income Fund...............................................................      $64       $ 90     $126      $296
Templeton Global Income Securities Fund........................................      $65       $ 93     $131      $307
Income Securities Fund.........................................................      $63       $ 88     $123      $290
The U.S. Government Securities Fund............................................      $64       $ 89     $124      $291
Zero Coupon Fund - 2000+.......................................................      $62       $ 85     $117      $275
Zero Coupon Fund - 2005+.......................................................      $62       $ 85     $117      $275
Zero Coupon Fund - 2010+.......................................................      $62       $ 85     $117      $275
Rising Dividends Fund..........................................................      $66       $ 97     $139      $325
Templeton International Equity Fund............................................      $68       $102     $147      $344
Templeton Pacific Growth Fund..................................................      $69       $104     $152      $355
Templeton Global Growth Fund...................................................      $68       $103     $150      $350
Templeton Developing Markets Equity Fund.......................................      $73       $117     $174      $405
Templeton Global Asset Allocation Fund*........................................      $67       $101     $146      $341
Small Cap Fund*................................................................      $67       $101     $146      $341
Templeton International Smaller Companies Fund*................................      $69       $107     $157      $367
Capital Growth Fund*...........................................................      $66       $ 97     $139      $327
Mutual Discovery Securities Fund*..............................................      $77       $106     $154      $360
Mutual Shares Securities Fund*.................................................      $75       $ 99     $143      $335

*Estimated
+Calculated with waiver of fees and reimbursement of expenses




If the Contract is not  surrendered at the end of the applicable time period and no prior  surrenders have occurred or are annuitized,  the Contract Owner would have  incurred  the  following  expenses on a $1,000  investment,  assuming a 5%
annual return on assets compounded semi-annually:


                                                                                   1 Year    3 Years   5 Years  10 Years
---------------------------------------------------------------------------------------------------------------------------

Money Market Fund..............................................................      $21        $67     $121      $292
Growth and Income Fund.........................................................      $21        $67     $120      $291
Precious Metals Fund...........................................................      $22        $71     $128      $310
Real Estate Securities Fund....................................................      $21        $69     $124      $300
Utility Equity Fund............................................................      $20        $66     $119      $288
High Income Fund...............................................................      $21        $68     $122      $296
Templeton Global Income Securities Fund........................................      $22        $71     $127      $307
Income Securities Fund.........................................................      $20        $66     $119      $290
The U.S. Government Securities Fund............................................      $21        $67     $120      $291
Zero Coupon Fund - 2000+.......................................................      $19        $63     $113      $275
Zero Coupon Fund - 2005+.......................................................      $19        $63     $113      $275
Zero Coupon Fund - 2010+.......................................................      $19        $63     $113      $275
Rising Dividends Fund..........................................................      $23        $75     $135      $325
Templeton International Equity Fund............................................      $25        $80     $143      $344
Templeton Pacific Growth Fund..................................................      $26        $82     $148      $355
Templeton Global Growth Fund...................................................      $25        $81     $146      $350
Templeton Developing Markets Equity Fund.......................................      $30        $95     $170      $405
Templeton Global Asset Allocation Fund*........................................      $24        $79     $142      $341
Small Cap Fund*................................................................      $24        $79     $142      $341
Templeton International Smaller Companies Fund*................................      $26        $85     $153      $367
Capital Growth Fund*...........................................................      $23        $75     $135      $327
Mutual Discovery Securities Fund*..............................................      $26        $84     $150      $360
Mutual Shares Securities Fund*.................................................      $24        $77     $139      $335

*Estimated
+Calculated with waiver of fees and reimbursement of expenses



CONDENSED FINANCIAL INFORMATION
---------------------------------------------------------------------------------------------------------------------------
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial  statements of
Allianz Life Variable  Account B may be found in the Statement of Additional Information.


The table below gives per  accumulation  unit  information  about the  financial history of each Sub-Account from the inception of each to June 30, 1996.+


This information should be read in conjunction with the financial statements and related  notes to the Variable  Account included in the Statement of Additional Information.


                                            PERIOD     YEAR      YEAR     YEAR      YEAR      YEAR     YEAR    PERIOD FROM
(NUMBER OF UNITS IN THOUSANDS)               ENDED     ENDED     ENDED    ENDED     ENDED     ENDED    ENDED   INCEPTION TO
                                           JUNE 30,  DEC. 31,  DEC. 31, DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,   DEC. 31,
SUB-ACCOUNTS:                                1996      1995      1994     1993      1992      1991     1990       1989
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET
Unit value at beginning of period........   $12.883  $12.354   $12.066  $11.932   $11.742   $11.288   $10.637   $10.000
Unit value at end of period..............   $13.116  $12.883   $12.354  $12.066   $11.932   $11.742   $11.288   $10.637
Number of units outstanding at end of period 30,373   31,040    39,437   10,247     6,951     5,682     5,768     1,199

GROWTH AND INCOME
Unit value at beginning of period........   $17.310  $13.215   $13.677  $12.574   $11.949    $9.803   $10.180   $10.000
Unit value at end of period..............   $18.142  $17.310   $13.215  $13.677   $12.574   $11.949    $9.803   $10.180
Number of units outstanding at end of period 49,475   46,893    35,695   24,719    17,144     9,671     5,356     1,662

PRECIOUS METALS
Unit value at beginning of period........   $14.109  $13.979   $14.464   $9.424   $10.635   $10.387   $12.247   $10.000
Unit value at end of period..............   $15.213  $14.109   $13.979  $14.464    $9.424   $10.635   $10.387   $12.247
Number of units outstanding at end of period  7,430    6,919     8,285    4,685     1,419       833     1,015       167

HIGH INCOME
Unit value at beginning of period........   $17.252  $14.608   $15.155  $13.278   $11.583    $9.026   $10.021   $10.000
Unit value at end of period..............   $17.777  $17.252   $14.608  $15.155   $13.278   $11.583    $9.026   $10.021
Number of units outstanding at end of period 18,578   18,756    15,679   11,787     4,780     1,923     1,056       612

REAL ESTATE SECURITIES
Unit value at beginning of period........   $18.073  $15.594   $15.369  $13.095   $11.848    $9.000   $10.368   $10.000
Unit value at end of period..............   $19.235  $18.073   $15.594  $15.369   $13.095   $11.848    $9.000   $10.368
Number of units outstanding at end of period 11,340   10,998    11,645    5,589     1,052       394       200        57

THE U.S. GOVERNMENT SECURITIES
Unit value at beginning of period........   $16.298  $13.835   $14.698  $13.586   $12.798   $11.199   $10.427   $10.000
Unit value at end of period..............   $15.948  $16.298   $13.835  $14.698   $13.586   $12.798   $11.199   $10.427
Number of units outstanding at end of period 31,853   34,313    36,490   40,402    25,054    14,426     5,450     1,102

UTILITY EQUITY
Unit value at beginning of period........   $19.565  $15.104   $17.319  $15.889   $14.821   $12.062   $12.010   $10.000
Unit value at end of period..............   $20.287  $19.565   $15.104  $17.319   $15.889   $14.821   $12.062   $12.010
Number of units outstanding at end of period 59,785   66,669    70,082   84,217    39,387    16,188     6,300     1,173

ZERO COUPON - 2000
Unit value at beginning of period........   $18.294  $15.373   $16.717  $14.595   $13.570   $11.446   $10.961   $10.000
Unit value at end of period..............   $17.786  $18.294   $15.373  $16.717   $14.595   $13.570   $11.446   $10.961
Number of units outstanding at end of period  5,933    6,066     4,953    3,787     2,886     2,012     1,041       162

ZERO COUPON - 2005
Unit value at beginning of period........   $20.914  $16.096   $18.050  $14.975   $13.705   $11.545   $11.406   $10.000
Unit value at end of period..............   $19.387  $20.914   $16.096  $18.050   $14.975   $13.705   $11.545   $11.406
Number of units outstanding at end of period  3,624    3,504     2,780    2,020     1,090       795       406        86

ZERO COUPON - 2010
Unit value at beginning of period........   $22.431  $15.930   $18.144  $14.670   $13.482   $11.390   $11.486   $10.000
Unit value at end of period..............   $19.907  $22.431   $15.930  $18.144   $14.670   $13.482   $11.390   $11.486
Number of units outstanding at end of period  3,512    3,437     2,589    1,405       849     1,150       581       194

TEMPLETON GLOBAL INCOME SECURITIES*
Unit value at beginning of period........   $15.522  $13.726   $14.650  $12.733   $12.962   $11.706   $10.813   $10.000
Unit value at end of period..............   $15.610  $15.522   $13.726  $14.650   $12.733   $12.962   $11.706   $10.813
Number of units outstanding at end of period 12,866   14,181    16,855   13,054     5,487     2,979     1,322       278



                                           PERIOD     YEAR      YEAR     YEAR      YEAR      YEAR      YEAR     PERIOD FROM
(NUMBER OF UNITS IN THOUSANDS)             ENDED      ENDED     ENDED    ENDED     ENDED     ENDED     ENDED    INCEPTION TO
                                          JUNE 30,   DEC. 31,  DEC. 31  DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,   DEC. 31,
SUB-ACCOUNTS:                               1996       1995      1994     1993      1992      1991      1990        1989
                                          ----------------------------------------------------------------------------------
INCOME SECURITIES
Unit value at beginning of period........   $19.785  $16.392   $17.734  $15.163   $13.580    $9.842   $10.783   $10.000
Unit value at end of period..............   $20.441  $19.785   $16.392  $17.734   $15.163   $13.580    $9.842   $10.783
Number of units outstanding at end of period 59,368   59,309    56,569   38,967    11,397     4,472     3,011     1,508

TEMPLETON PACIFIC GROWTH
Unit value at beginning of period........   $13.630  $12.802   $14.233   $9.761   $10.000**      NA        NA        NA
Unit value at end of period..............   $15.181  $13.630   $12.802  $14.233    $9.761        NA        NA        NA
Number of units outstanding at end of period 23,821   22,483    27,231   14,240       534        NA        NA        NA

RISING DIVIDENDS
Unit value at beginning of period........   $12.498   $9.769   $10.327  $10.848   $10.000**      NA        NA        NA
Unit value at end of period..............   $13.311  $12.498    $9.769  $10.327   $10.848        NA        NA        NA
Number of units outstanding at end of period 34,564   33,789    28,778   26,256     8,388        NA        NA        NA

TEMPLETON INTERNATIONAL EQUITY
Unit value at beginning of period........   $13.263  $12.161   $12.226   $9.642   $10.000**      NA        NA        NA
Unit value at end of period..............   $14.792  $13.263   $12.161  $12.226    $9.642        NA        NA        NA
Number of units outstanding at end of period 63,438   59,883    60,464   24,026     1,329        NA        NA        NA

TEMPLETON DEVELOPING MARKETS EQUITY
Unit value at beginning of period........    $9.582   $9.454   $10.000**     NA        NA        NA        NA        NA
Unit value at end of period..............   $11.030   $9.582    $9.454       NA        NA        NA        NA        NA
Number of units outstanding at end of period 21,734   15,618     9,774       NA        NA        NA        NA        NA

TEMPLETON GLOBAL GROWTH
Unit value at beginning of period........   $11.339  $10.201   $10.000**     NA        NA        NA        NA        NA
Unit value at end of period..............   $12.479  $11.339   $10.201       NA        NA        NA        NA        NA
Number of units outstanding at end of period 36,185   28,309    14,637       NA        NA        NA        NA        NA

TEMPLETON GLOBAL ASSET ALLOCATION
Unit value at beginning of period........   $10.591  $10.000**      NA       NA        NA        NA        NA        NA
Unit value at end of period..............   $11.382  $10.591        NA       NA        NA        NA        NA        NA
Number of units outstanding at end of period  2,817    1,338        NA       NA        NA        NA        NA        NA

SMALL CAP
Unit value at beginning of period........   $10.146  $10.000**      NA       NA        NA        NA        NA        NA
Unit value at end of period..............   $11.971  $10.146        NA       NA        NA        NA        NA        NA
Number of units outstanding at end of period  8,256    1,302        NA       NA        NA        NA        NA        NA

TEMPLETON INTERNATIONAL SMALLER COMPANIES
Unit value at beginning of period........   $10.000**     NA        NA       NA        NA        NA        NA        NA
Unit value at end of period..............   $10.307       NA        NA       NA        NA        NA        NA        NA
Number of units outstanding at end of period    521       NA        NA       NA        NA        NA        NA        NA

CAPITAL GROWTH
Unit value at beginning of period........   $10.000**     NA        NA       NA        NA        NA        NA        NA
Unit value at end of period..............   $10.157       NA        NA       NA        NA        NA        NA        NA
Number of units outstanding at end of period    478       NA        NA       NA        NA        NA        NA        NA

+As of June 30, 1996,  the Mutual  Discovery  Securities  and the Mutual  Shares Securities Sub-Accounts had not yet
commenced operations.
*Prior to May 1, 1996, the  Templeton  Global  Income  Securities  Sub-Account  was known as the Global Income Sub-Account.
**Unit Value at inception was $10.00.


The Accumulation Unit Value at the inception was $10.00 for each Sub-Account. Inception was 1/24/89 for the Growth and Income, Templeton Global Income Securities, High Income, Income Securities, Precious Metals, Real Estate Securities, Utility Equity and Money Market Sub-Accounts; 3/13/89 for The U.S. Government Securities and the three Zero Coupon Sub-Accounts; 1/24/92 for the Rising Dividends, Templeton International Equity and Templeton Pacific Growth Sub-Accounts; 3/15/94 for the Templeton Global Growth and Templeton Developing Markets Equity Sub-Accounts; 5/1/95 for the Templeton Global Asset Allocation Sub-Account; 11/1/95 for the Small Cap Sub-Account; and 5/1/96 for the Templeton International Smaller Companies and Capital Growth Sub-Accounts. The Mutual Shares Securities and Mutual Discovery Securities Sub-Accounts had not yet commenced operations as of 6/30/96.



THE COMPANY
--------------------------------------------------------------------------------


Allianz Life Insurance Company of North America (the "Company") is a stock life insurance company organized under the laws of the state of Minnesota in 1896. The Company is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has sales outlets throughout the world. The Company offers fixed and variable life insurance and annuities, and group life, accident and health insurance.


NALAC Financial Plans, Inc. is a wholly-owned subsidiary of the Company. It provides marketing services for the Company and is the principal underwriter of the Contracts. NALAC Financial Plans, Inc. is reimbursed for expenses incurred in the distribution of the Contracts.

Administration for the Contracts is provided at the Company's  Valuemark Service
Center: 300 Berwyn Park, P.O. Box 3031, Berwyn,  Pennsylvania 19312-0031,
(800)624-0197.


THE VARIABLE ACCOUNT
--------------------------------------------------------------------------------

The Variable Account was established pursuant to a resolution of the Board of Directors on May 31, 1985. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account equal to the reserves, and other contract liabilities with respect to the Variable Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general corporate obligations. The Variable Account meets the definition of a "separate account" under the federal securities laws.

The Variable Account is divided into Sub-Accounts with the assets of each Sub-Account invested in one of the Funds of Franklin Valuemark Funds. Currently, there are twenty-three Funds available under Franklin Valuemark Funds.


FRANKLIN VALUEMARK FUNDS
--------------------------------------------------------------------------------


Each of the twenty-three Sub-Accounts of the Variable Account is invested solely in the shares of one of the Funds of Franklin Valuemark Funds ("Trust"). The Trust is an open-end management investment company registered under the 1940 Act. The investment objectives of each Fund and a discussion of potential risks are found in the accompanying prospectus for the Trust, which is included with this Prospectus and incorporated herein by reference.


PURCHASERS SHOULD READ THIS PROSPECTUS AND THE ACCOMPANYING PROSPECTUS FOR THE TRUST CAREFULLY BEFORE INVESTING.


Franklin Advisers, Inc. ("Advisers"), serves as each Fund's (except the Rising Dividends Fund, the Templeton Global Growth Fund, the Templeton Developing Markets Equity Fund, the Templeton Global Asset Allocation Fund, the Templeton International Smaller Companies Fund, the Mutual Shares Securities Fund and the Mutual Discovery Securities Fund) investment manager. The investment manager for the Templeton Global Growth Fund and the Templeton Global Asset Allocation Fund is Templeton Global Advisors Limited. The investment manager for the Templeton Developing Markets Equity Fund is Templeton Asset Management Ltd. The investment manager for the Templeton International Smaller Companies Fund is Templeton Investment Counsel, Inc. The investment manager for the Mutual Shares Securities Fund and the Mutual Discovery Securities Fund is Franklin Mutual Advisers, Inc. Franklin Advisory Services, Inc. replaced Advisers as the Manager for the Rising Dividends Fund on July 1, 1996. All investment managers or subadvisers are referred to collectively as "Managers."

The Managers are direct or indirect wholly-owned subsidiaries of Franklin Resources, Inc., a publicly-owned holding company. The Managers, subject to the overall policies, control, direction, and review of the Board of Trustees of the Trust, are responsible for recommending and providing advice with respect to each Fund's investments, and for determining which securities will be purchased, retained or sold as well as for execution of portfolio transactions. Certain Managers have retained one or more subadvisers.



Franklin Templeton Services, Inc. ("Fund Administrator"), provides certain administrative facilities and services for the Funds.

Franklin Templeton Investor Services, Inc., also a wholly-owned subsidiary of Franklin Resources, Inc., maintains the records of the Trust's shareholder accounts, processes purchases and redemptions of shares, and serves as each Fund's dividend paying agent.

THE FOLLOWING FUNDS ARE AVAILABLE:

FUND SEEKING STABILITY
OF PRINCIPAL AND INCOME
 Money Market Fund
FUNDS SEEKING CURRENT INCOME
 High Income Fund
 Templeton Global Income Securities Fund
 The U.S. Government Securities Fund
 Zero Coupon Funds - 2000, 2005, 2010
FUNDS SEEKING GROWTH AND INCOME
 Growth and Income Fund
 Income Securities Fund
 Mutual Shares Securities Fund
 Real Estate Securities Fund
 Rising Dividends Fund
 Templeton Global Asset Allocation Fund
 Utility Equity Fund
FUNDS SEEKING CAPITAL GROWTH
 Capital Growth Fund
 Mutual Discovery Securities Fund
 Precious Metals Fund
 Small Cap Fund
 Templeton Developing Markets Equity Fund
 Templeton Global Growth Fund
 Templeton International Equity Fund
 Templeton International Smaller Companies Fund
 Templeton Pacific Growth Fund




GENERAL

There is no assurance that the investment objectives of any of the Funds will be met. Contract Owners bear the complete investment risk for Contract Values allocated to a Sub-Account.

Additional Funds and/or additional Eligible Investments may, from time to time, be made available as investments to underlie the Contract. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company. (See "Purchase Payments and Contract Value - Allocation of Purchase Payments.")


SUBSTITUTION OF SECURITIES

If the shares of any Fund of the Trust should no longer be available for investment by the Variable Account or if, in the judgment of the Company, the substitution of shares of any Fund for another would be in the best interests of Contract Owners in view of the purpose of the Contract, the Company may substitute shares of another Eligible Investment (or Fund within the Trust). No substitution of securities in any Sub-Account may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose.




VOTING RIGHTS

In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Variable Account at special meetings of the shareholders of the Trust in accordance with instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to the meeting of the Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

Trust shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and its affiliates. The Trust does not foresee any disadvantage to Contract Owners arising out of the fact that the Trust may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

Various charges and deductions are made from Contract Values, the Variable Account and the Fixed Account. These charges and deductions are:


DEDUCTION FOR CONTINGENT DEFERRED
SALES CHARGE (SALES LOAD)

If all or a portion of the Surrender Value (see "Definitions") is surrendered, a Contingent Deferred Sales Charge (sales load) will be calculated at the time of each surrender and will be deducted from the Contract Value. This charge reimburses the Company for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Contingent Deferred Sales Charge applies only to those purchase payments received within five (5) years of the date of surrender. In calculating the Contingent Deferred Sales Charge, purchase payments are allocated to the amount surrendered on a first-in, first-out basis. The amount of the Contingent Deferred Sales Charge is calculated by: (a) allocating purchase payments to the amount surrendered; (b) multiplying each such allocated purchase payment that has been held under the Contract for the period by the charge shown below:


                  YEARS SINCE
                    PAYMENT   CHARGE
                    -------    -----
                      0-1       5%
                      1-2       5%
                      2-3       4%
                      3-4       3%
                      4-5       1.5%
                      5+        0

and (c) adding the products of each multiplication in (b) above. The charge will not exceed 5% of the purchase payments.

Once each Contract Year, Contract Owners may surrender up to fifteen percent (15%) of purchase payments paid less any prior surrenders without incurring a Contingent Deferred Sales Charge. If no withdrawal is made during a Contract Year, the 15% is cumulative into future years. If less than 15% is withdrawn in a Contract Year, the remaining percentage is not available in future years. No Contingent Deferred Sales Charge will be deducted from purchase payments which have been held under the Contract for more than five (5) Contract Years or as annuity payments. See also "Surrenders Systematic Withdrawal." The Company may also eliminate or reduce the Contingent Deferred Sales Charge under the Company procedures then in effect. (See "Charges and Deductions - Reduction or Elimination of Contingent Deferred Sales Charge.")

For a partial surrender, the Contingent Deferred Sales Charge will be deducted from the remaining Contract Value, if sufficient; otherwise it will be deducted from the amount surrendered. The amount deducted from the Contract Value will be determined by canceling Accumulation Units from each applicable Sub-Account and/or subtracting values from the Fixed Account in the ratio that the value of each Sub-Account and/or the Fixed Account bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be canceled or values are to be reduced if other than the above method of cancellation is desired.

To the extent that the Contingent Deferred Sales Charge is insufficient to cover the actual costs of distribution, the Company may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge, to make up any difference.

REDUCTION OR ELIMINATION OF
CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. The Contingent Deferred Sales Charge may also be eliminated when the Contract is sold by an agent of the Company to any members of his or her family and the commission is reduced. In no event will reductions or elimination of the Contingent Deferred Sales Charge be permitted where reductions or elimination will unfairly discriminate against any person.


DEDUCTION FOR MORTALITY AND EXPENSE RISK CHARGE

The Company deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account (consisting of approximately .90% for mortality risks and approximately .35% for expense risks). The mortality risk borne by the Company arises from its contractual obligation to make annuity payments after the Income Date for the life of the Annuitant in accordance with annuity rates guaranteed in the Contracts. In addition, the Company assumes a mortality risk for the guaranteed death benefit provided under the Contract. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, and the costs of other services may exceed the amount recovered from the Contract Maintenance Charge and the Administrative Expense Charge.


If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by the Company. Conversely, if the amount deducted proves more than sufficient, the excess will be a profit to the Company. The Company expects to profit from this charge.

The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

DEDUCTION FOR ADMINISTRATIVE EXPENSE CHARGE

The Company deducts on each Valuation Date an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This charge, together with the Contract Maintenance Charge (see below), is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Variable Account. These expenses include, but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Contract Owner records, maintenance of Variable Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract Owner servicing, and all accounting, valuation, regulatory and reporting requirements. The Company does not intend to profit from this charge. This charge will be reduced to the extent that the amount of this charge is in excess of that necessary to reimburse the Company for its administrative expenses. Should this charge prove to be insufficient, the Company will not increase this charge and will incur the loss.

DEDUCTION FOR CONTRACT MAINTENANCE CHARGE

The Company deducts an annual Contract Maintenance Charge of $30 from the Contract Value on each Contract Anniversary. Prior to the Income Date the charge is waived for Contracts having Contract Values or purchase payments less withdrawals of $100,000 or more. This charge is to reimburse the Company for its administrative expenses (see above). Prior to the Income Date, this charge is deducted by canceling Accumulation Units from each applicable Sub-Account and/or by subtracting values from the Fixed Account in the ratio that the value of each Sub-Account or the Fixed Account bears to the total Contract Value. When the Contract is surrendered for its full Surrender Value on other than a Contract Anniversary, the entire Contract Maintenance Charge will be deducted at the time of surrender. On and after the Income Date, the Contract Maintenance Charge will be collected pro rata on a monthly basis ($2.50 per month) and will result in a reduction of the monthly annuity payments.


DEDUCTION FOR PREMIUM TAXES

Premium taxes or other taxes payable to a state, municipality or other governmental entity will be charged against the Contract Values. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5% of premiums paid. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin. The Company will, in its sole discretion, determine when taxes have resulted from: the investment experience of the Variable Account; receipt by the Company of the purchase payment(s); or commencement of annuity payments. The Company may, at its sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right the Company may have to deduct amounts at a later date.


DEDUCTION FOR INCOME TAXES

While the Company is not currently maintaining a provision for federal income taxes, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Variable Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it was sufficient. Currently, no federal income taxes are assessed against the Variable Account. However, if the tax laws should change, the Company reserves the right to deduct the amount of such taxes from the Variable Account. The Company will deduct any withholding taxes required by applicable law.

DEDUCTION FOR TRUST EXPENSES

There are other deductions from, and expenses paid out of, the assets of Franklin Valuemark Funds, which are described in the accompanying Trust Prospectus.

DEDUCTION FOR TRANSFER FEE

Prior to the Income Date, a Contract Owner may transfer all or a part of the Contract Owner's interest without the imposition of any fee or charge if there have been no more than three transfers made in the Contract Year. The Contract provides that if more than three transfers have been made in the Contract Year, the Company reserves the right to deduct a transfer fee. The maximum transfer fee that the Company may deduct, per transfer, is the lesser of $25 or 2% of the amount transferred. Currently twelve transfers may be made in a Contract Year without a charge. Thereafter, the charge is $25 (or 2% of the amount transferred, if less).Currently, prescheduled automatic dollar cost averaging transfers are not counted. The Company reserves the right to charge a fee for all transfers after the Income Date, which fee, per transfer, will not exceed the lesser of $25 or 2% of the amount transferred. The transfer fee at any given time will not be set at a level greater than its cost and will contain no element of profit.


THE CONTRACTS
--------------------------------------------------------------------------------

OWNERSHIP

The Contract Owner and if provided for in the Contract, any Joint Owner as named on the Contract Schedule, have all rights and may receive all benefits under the Contract. The Contract Owner if provided for in the Contract, may name a Contingent Owner or change the Contract Owner at any time. Any Joint Owner must be the spouse of the other Joint Owner (except in Pennsylvania) and any Contingent Owner must be the spouse of the Contract Owner. Upon the death of the Contract Owner, the Contingent Owner or the surviving Joint Owner, as applicable, may elect to keep the Contract in force and become the new Contract Owner, if they are the spouse of the Contract Owner. In those states where a non-spousal Joint Owner is permitted, the death benefit must be paid in accordance with the Code and the Joint Owner cannot continue the Contract in force. A change of Contract Owner or Contingent Owner will automatically revoke any prior designation of Contract Owner or Contingent Owner. A request for change must be: (1) made in writing; and (2) received by the Company at its Valuemark Service Center. After the transfer is recorded, the change will become effective as of the date the written request is signed. A new designation of Contract Owner, Joint Owner or Contingent Owner (as applicable) will not apply to any payment made or action taken by the Company prior to the time it was received.


For Non-Qualified Contracts, in accordance with Code Section 72(u), a deferred annuity contract held by a corporation or other entity that is not a natural person is not treated as an annuity contract for tax purposes. Income on the contract is treated as ordinary income received by the owner during the taxable year. However, for purposes of Code Section 72(u), an annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person and treated as an annuity contract for tax purposes. Tax advice should be sought prior to purchasing a Contract which is to be owned by a trust or other non-natural person.

ASSIGNMENT

The Contract Owner may assign the Contract at any time during his or her lifetime. The Company will not be bound by any assignment until written notice is received by the Company at its Valuemark Service Center. The Company is not responsible for the validity of any assignment. The Contract Owner's rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments the Company may make or actions the Company may take before such assignment has been recorded at its Valuemark Service Center.

If the Contract is issued pursuant to a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

BENEFICIARY

One or more Beneficiaries and/or Contingent Beneficiaries are named in the application and, unless changed, are entitled to receive any death benefits to be paid. Upon the death of the Contract Owner, the Contingent Owner or surviving Joint Owner (as applicable), will be the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated.

CHANGE OF BENEFICIARY

The Contract Owner may change a Beneficiary or Contingent Beneficiary by filing a written request with the Company at its Valuemark Service Center unless an irrevocable Beneficiary designation was previously filed. After the change is recorded, it will take effect as of the date the request was signed. If the request reaches the Valuemark Service Center after the Annuitant or Contract Owner, as applicable, dies but before any payment is made, the change will be valid. The Company will not be liable for any payment made or action taken before it records the change.

ANNUITANT

The Annuitant must be a natural person. The maximum age of the Annuitant on the Effective Date is 80 years old. The Annuitant may be changed at any time prior to the Income Date unless the Contract is owned by a non-natural person. (See "Death of the Annuitant Prior to the Income Date".) Joint Annuitants are allowed at the time of annuitization only. The Annuitant has no rights or privileges prior to the Income Date. When an Annuity Option is elected, the amount payable as of the Income Date is based on the age (and sex, where permissible) of the Annuitant, as well as the Option selected and the Contract Value. The Annuitant becomes the Contract Owner on or after the Income Date.


DEATH OF THE CONTRACT OWNER
BEFORE THE INCOME DATE

In those Contracts where a Contingent Owner has been named, in the event of the death of the Contract Owner prior to the Income Date, the Contingent Owner, if any, becomes the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated. In those Contracts where Joint Owners have been named, upon the death of either Joint Owner prior to the Income Date, the surviving Joint Owner, if any, becomes the designated Beneficiary and any other Beneficiary named will be treated as a Contingent Beneficiary, unless otherwise indicated. Only the Contract Owner's spouse may be the Contingent Owner or a Joint Owner (except in Pennsylvania). If there is no surviving Contingent Owner or Joint Owner, a death benefit is payable to the Beneficiary designated by the Contract Owner. The value of the death benefit will be determined as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. The guaranteed death benefit is:


1. On the date of issue, the guaranteed death benefit is equal to the purchase payment.
2. On each Contract Anniversary, but not beyond the Contract Anniversary following the Contract Owner's 80th birthday, the guaranteed death benefit will be determined as follows:

    a. the guaranteed death benefit as of the previous Contract Anniversary;
    b. plus any purchase payments made during the previous Contract Year;
    c. minus any amounts surrendered during the previous Contract Year;
    d. the sum of a, b and c multiplied by 1.05.

3. On dates other than a Contract Anniversary and on Contract Anniversaries following the Contract Owner's 81st birthday, the guaranteed death benefit equals the guaranteed death benefit on the previous Contract Anniversary, plus purchase payments made since the previous Contract Anniversary, less amounts surrendered since the previous Contract Anniversary.

For purposes of the guaranteed death benefit calculation, reference to the Contract Owner's age shall be the age of the oldest Joint Owner when applicable. The guaranteed death benefit will always be calculated as in point (3) above after the date of death of the Contract Owner.

The Beneficiary may, at any time before the end of a sixty (60) day period following receipt of proof of death, elect the death benefit to be paid under one of the following options:


A. Lump sum payment of the death benefit (The value of the death benefit is equal to the greater of the guaranteed death benefit or the Surrender Value as of the Valuation Period next following the date due proof of death and a payment election are received by the Company.);

B. The payment of the entire death benefit within 5 years of the date of the Contract Owner's death (The value of the death benefit under Option B is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. If the Contract Value is the greater, it will be the death benefit. Any distribution of such death benefit will be reduced by the sum of any applicable premium taxes, Contract Maintenance Charges and Contingent Deferred Sales Charges. If the guaranteed death benefit is the greater, it will be the death benefit. After the death benefit is calculated, it will be subject to market risk. No additional purchase payments will be accepted after the death of the Contract Owner.);

C. Payment over the lifetime of the designated Beneficiary or over a period not extending beyond the life expectancy of the designated Beneficiary with distribution beginning within one year of the death of the Contract Owner (See "Annuity Provisions - Annuity Options"). (The value of the death benefit under Option C is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. If the Contract Value is greater, it will be treated as the death benefit. If the guaranteed death benefit is the greater, it will be the death benefit.); or

D. If the Beneficiary is the Contract Owner's spouse, he/she can continue the Contract in his/her own name. (The value of the death benefit under Option D is determined by comparing the guaranteed death benefit to the Contract Value as of the Valuation Period next following the date both due proof of death and a payment election are received by the Company. If the Contract Value is greater, it will remain the Contract Value. If the guaranteed death benefit is greater, it will become the new Contract Value. Any distribution by the new Contract Owner will be reduced by the sum of any applicable premium taxes, Contract Maintenance Charges and Contingent Deferred Sales Charges.)


If no payment option is elected, a single sum settlement will be made at the end of the sixty (60) day period following receipt of proof of death.

DEATH OF THE ANNUITANT PRIOR TO THE INCOME DATE

If the Annuitant dies on or before the Income Date and the Annuitant is different from the Contract Owner, the Contract Owner may designate a new Annuitant. If one is not designated, the Contract Owner will be the Annuitant, provided the Contract Owner is a natural person. If the Contract Owner is a non-natural person, then for the purposes of the death benefit, the Annuitant shall be treated as the Contract Owner and the death of the Annuitant shall be treated as a death of the Contract Owner.

DEATH OF THE ANNUITANT AFTER THE INCOME DATE

If the Annuitant dies after the Income Date, the death benefit, if any, will be payable to the Beneficiary as specified in the Annuity Option elected. The Company will require proof of the Annuitant's death. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


ANNUITY PROVISIONS
----------------------------------------------------------  --------------------

INCOME DATE

The Contract Owner selects an Income Date at the time of application (or at the time of issue for certain Contracts). The Income Date must always be the first day of a calendar month. The Income Date may not be later than the month following the Annuitant's 85th birthday or 10 years from the Effective Date, if later. If no Income Date is selected on the application, the date will be the later of the Annuitant's 65th birthday (or 85th birthday for certain Contracts) or 10 years from the Effective Date.

CHANGE IN INCOME DATE AND ANNUITY OPTION

The Contract Owner may, upon at least thirty (30) days prior written notice to the Company, at any time prior to the Income Date, change the Income Date. The Income Date must always be the first day of a calendar month. The Income Date may not be later than the month following the Annuitant's 85th birthday (or 10 years from the Effective Date, if later).

The Contract Owner may, upon at least thirty (30) days prior written notice to the Company, at any time prior to the Income Date, select and/or change the Annuity Option.

ANNUITY OPTIONS

Instead of having the proceeds paid in one sum, the Contract Owner may select one of the Annuity Options. The Annuity Options are available on a fixed or variable basis or a combination of fixed and variable (not available in all states), except the LIFE ANNUITY WITH CASH REFUND Option which is only available on a fixed basis.

The amount of the initial annuity payment is dependent on (i) the Contract Value at the time of annuitization, (ii) the Annuity Option selected, (iii) the Age of the Annuitant and any joint Annuitant, and (iv) the sex of the Annuitant and any joint Annuitant where allowed (see "Tax Status - Qualified Plans"). Under a fixed option, the dollar value of subsequent annuity payments will not vary. Under a variable option, subsequent annuity payments will vary based on the investment performance of the Sub-Accounts selected. Current purchase rates available may be more favorable than those guaranteed in the Contract.

The following Annuity Options are available:


LIFE ANNUITY. Monthly annuity payments are paid during the life of the Annuitant, ceasing with the last annuity payment due prior to the Annuitant's death.


LIFE ANNUITY WITH GUARANTEE FOR A MINIMUM PERIOD. The Company will make monthly payments during the life of the Annuitant, but at least for the minimum period shown in the annuity tables contained in the Contract. The amount of each monthly payment per $1,000 of proceeds is based on the age (and sex, where permissible) of the Annuitant when the first payment is made and on the guaranteed period chosen. If the Annuitant dies within the guaranteed period, the discounted value of the unpaid guaranteed payments will be paid by the Company as a final payment.

JOINT AND LAST SURVIVOR ANNUITY. Monthly annuity payments are paid during the joint lifetime of the Annuitant and a designated second person and are paid thereafter during the remaining lifetime of the survivor, ceasing with the last annuity payment due prior to the survivor's death.

LIFE ANNUITY WITH CASH REFUND. The Company will pay equal monthly payments during the life of the Annuitant. Upon the death of the Annuitant, after payments have started, the Company will pay in one sum any excess of the amount of the proceeds applied under this Option over the total of all payments made under this Option. The amount of each monthly payment per $1,000 of proceeds is based on the age (and sex, where permissible) of the Annuitant when the first payment is made.


ANNUITY UNITS

The dollar amount of the first monthly variable annuity payment is determined by applying the available value (after deduction of any premium taxes not previously deducted) to the table using the age (and sex, where permissible) of the Annuitant and any joint Annuitant. The number of Annuity Units is then determined by dividing this dollar amount by the then current Annuity Unit value. Thereafter, the number of Annuity Units remains unchanged during the period of annuity payments. This determination is made separately for each Sub-Account of the Variable Account. The number of Annuity Units is determined for each Sub-Account and is based upon the available value in each Sub-Account as of the date annuity payments are to begin. The dollar amount determined for each Sub-Account will then be aggregated for purposes of making payments. The prorata portion of the Contract Maintenance Charge is deducted.

The dollar amount of the second and later variable annuity payments is equal to the number of Annuity Units determined for each Sub-Account times the Annuity Unit value for that Sub-Account as of the due date of the payment. This amount may increase or decrease from month to month. The prorata portion of the Contract Maintenance Charge is deducted each month.


The annuity tables contained in the Contract are based on a five percent (5%) assumed investment rate. If the actual net investment rate exceeds five percent (5%), payments will increase. Conversely, if the actual rate is less than five percent (5%), annuity payments will decrease. If a higher assumed investment rate were used, the initial payment would be higher, but the actual net investment rate would have to be higher in order for annuity payments to increase.

The Annuitant receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Sub-Account selected and the amount of each annuity payment will vary accordingly.



PURCHASE PAYMENTS AND CONTRACT VALUE
--------------------------------------------------------------------------------

PURCHASE PAYMENTS

The Contracts may be purchased under a flexible purchase payment plan. Purchase payments are payable in the frequency and in the amount selected by the Contract Owner. The initial purchase payment is due on the Effective Date. The initial purchase payment must be at least $2,000. Subsequent purchase payments must be at least $250. These minimum amounts are not waived for Qualified Plans. The Company reserves the right to decline any application (except in New Jersey) or purchase payment. Amounts in excess of $1 million require preapproval by the Company. The Company may, at its sole discretion, waive the minimum payment requirements. The Contract Owner may elect to increase, decrease or change the frequency of purchase payments.


ALLOCATION OF PURCHASE PAYMENTS

Purchase payments are allocated to one or more of the Sub-Accounts within the Variable Account or to the Fixed Account as selected by the Contract Owner. IN WASHINGTON, THE FIXED ACCOUNT IS NOT AVAILABLE UNTIL APPROVED BY THE WASHINGTON INSURANCE DEPARTMENT. IN CALIFORNIA, THE MUTUAL SHARES SECURITIES FUND AND THE MUTUAL DISCOVERY SECURITIES FUND ARE NOT AVAILABLE UNTIL APPROVED BY THE CALIFORNIA INSURANCE DEPARTMENT. (CHECK WITH YOUR AGENT REGARDING AVAILABILITY.) For each Sub-Account, the purchase payments are converted into Accumulation Units. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment allocated to the Sub-Account by the value of the Accumulation Unit for the Sub-Account. Purchase payments allocated to the Fixed Account are credited in dollars.

The Company has reserved the right to allocate initial purchase payments to the Money Market Sub-Account (except those allocated to the Fixed Account) until the expiration of the Free-Look Period. In the event that the Company does so allocate initial purchase payments to the Money Market Sub-Account, at the end of the Free-Look Period the Contract Value will be allocated to the Sub-Account(s) selected by the Contract Owner. Currently, however, the Company will allocate the initial purchase payment directly to the Sub-Account(s) and/or the Fixed Account as selected by the Contract Owner.


Transfers do not change the allocation instructions for payments. Subsequent payments will be allocated as directed by the Contract Owner in instructions accompanying a payment; if no direction is given, the allocation will be that which has been most recently directed for payments by the Contract Owner. The Contract Owner may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the Valuemark Service Center. A change will be effective for payments received on or after receipt of the written notice or telephone instructions.


The Company reserves the right to limit the number of investment options (23 Franklin Funds and the Allianz Life Fixed Account) that a Contract Owner may invest in at any one time. Currently, the Contract Owner may initially select up to nine investment options and may only be invested in a maximum of ten investment options at any one time throughout the life of the Contract. The Company reserves the right to change the maximum number of investment options in the future.


For initial purchase payments, if the forms required to issue a Contract are received in good order, the Company will apply the purchase payment to the Variable Account and credit the Contract with Accumulation Units and/or to the Fixed Account and credit the Contract with dollars within two business days of receipt.

In addition to the underwriting requirements of the Company, good order means that the Company has received federal funds (monies credited to a bank's account with its regional Federal Reserve Bank). If the forms required to issue a Contract are not in good order, the Company will attempt to get them in good order or the Company will return the forms and the purchase payment within five business days. The Company will not retain purchase payments for more than five business days while processing incomplete forms unless it has been so authorized by the purchaser.

For subsequent purchase payments, the Company will apply purchase payments to the Variable Account and credit the Contract with Accumulation Units and/or to the Fixed Account and credit the Contract with dollars during the Valuation Period next following the Valuation Period during which the purchase payment was received in good order.


TRANSFER OF CONTRACT VALUES

Prior to the Income Date, the Contract Owner may transfer all or part of the Contract Owner's interest in a Sub-Account to another Sub-Account or to or from the Fixed Account without the imposition of any fee or charge if there have been no more than three transfers made in the Contract Year. If more than three transfers have been made in the Contract Year, the Company reserves the right to deduct a transfer fee. Currently, 12 transfers may be made in a Contract Year without a charge. (See "Charges and Deductions - Deduction for Transfer Fee.")



Neither the Variable Account nor the Trust is designed for professional market timing organizations, other entities or individuals using programmed, large or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Fund and may be refused. Accounts under common ownership or control may be aggregated for purposes of transfer limits. In coordination with the Trust, the Company reserves the right to restrict the transfer privilege or reject any specific purchase payment allocation request for any person whose transactions seem to follow a timing pattern.


After the Income Date, provided a variable annuity option was selected, the Contract Owner may make transfers. The Company reserves the right to charge for all transfers after the Income Date.

All transfers are subject to the following:

a. The deduction of any transfer fee that may be imposed. The transfer fee will be deducted from the amount which is transferred if the entire amount in the Sub-Account or the Fixed Account is being transferred; otherwise from the amount remaining in the Sub-Account or the Fixed Account from which the transfer is made.

b. The minimum amount which may be transferred is the lesser of (i) $1,000 from each Sub-Account or the Fixed Account; or (ii) the Contract Owner's entire interest in the Sub-Account or the Fixed Account.

c. No partial transfer will be made if the Contract Owner's remaining Contract Value in the Sub-Account or the Fixed Account will be less than $1,000.

d. Transfers will be effected during the Valuation Period next following receipt by the Company of a written transfer request (or by telephone, if authorized) containing all required information. However, no transfer may be made effective within seven calendar days prior to the date on which the first annuity payment is due. No transfers may occur until the end of the Free-Look Period. (See "Highlights.")

e. On or after the Income Date, the Contract Owner may not make a transfer from the Fixed Account to the Variable Account. Currently, on or after the Income Date, one transfer to the Fixed Account will be allowed.

f. After Income Date, no transfer may be made if it will result in any selected Sub-Account or the Fixed Account providing less than 10% of the annuity benefits under the Contract.

g. Any transfer direction must clearly specify the amount which is to be transferred and the Accounts which are to be affected.

h. The Company reserves the right at any time and without prior notice to any party to terminate, suspend or modify the transfer privileges described above, subject to applicable state law and regulation.

A Contract Owner may elect to make transfers by telephone. To elect this option the Contract Owner must do so in writing to the Company. If there are Joint Owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the Joint Owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company tape records all telephone instructions.

Transfers do not change the allocation instructions for future payments. (See "Purchase Payments and Contract Value - Allocation of Purchase Payments.")


DOLLAR COST AVERAGING

Dollar Cost Averaging is a program which, if elected, enables a Contract Owner to systematically allocate specified dollar amounts from the Money Market Sub-Account, The U.S. Government Securities Sub-Account or the Fixed Account to the Contract's other Sub-Accounts (maximum of eight) at regular intervals. By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, a Contract Owner may be less susceptible to the impact of market fluctuations.

Dollar Cost Averaging may be selected for 12 to 36 months. The minimum amount per period to allocate is $1,000. All Dollar Cost Averaging transfers will be made effective the tenth of the month (or the next Valuation Date if the tenth of the month is not a Valuation Date). Election into this program may occur at any time by properly completing the Dollar Cost Averaging election form, returning it to the Company by the first of the month, to be effective that month, and insuring that sufficient value is in either the Money Market Sub-Account, The U.S. Government Securities Sub-Account or the Fixed Account.

When utilizing the Dollar Cost Averaging program, a Contract Owner must be invested in either the Money Market Sub-Account, The U.S. Government Securities Sub-Account or the Fixed Account and may invest in a maximum of eight of the other Sub-Accounts.

Dollar Cost Averaging will terminate when any of the following occurs: (1) the number of designated transfers has been completed; (2) the value of the Money Market Sub-Account, The U.S. Government Securities Sub-Account or the Fixed Account (as applicable) is insufficient to complete the next transfer; (3) the Contract Owner requests termination in writing and such writing is received by the first of the month in order to cancel the transfer scheduled to take effect that month; or (4) the Contract is terminated. The Dollar Cost Averaging program may not be active following the Income Date. There is no current charge for Dollar Cost Averaging but the Company reserves the right to charge for this program. The Company does not intend to profit from any such charge. In the event there are additional transfers, the transfer fee may be charged. Transfers made pursuant to the Dollar Cost Averaging program are not counted in determining the applicability of the transfer fee.


AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan (AIP) is a program by which a Contract Owner may make monthly or quarterly investments by electronic funds transfer from their checking or savings account if their bank is a member of an Automatic Clearing House. Election of this program may occur at the time a Contract is issued, or at any time thereafter by completing and signing the appropriate form and returning it to the Company. The form must be received in good order by the first of the month in order for AIP to begin that same month. Investments take place on the 20th of the month, or the next business day. AIP may not be used for the initial purchase payment. The minimum investment that may be made by AIP is $250.

AIP is subject to any regulations that may govern the bank account, the Automatic Clearing House, or the Contract. The Company may correct any error by a debit or credit to the Contract Owner's bank account and/or Contract.

Participation in AIP may be stopped at any time at the request of the Contract Owner. When the Company is advised to stop AIP, no automatic investments will be processed until signed authorization is received to initiate the plan again. The Company will need to be notified by the first of the month in order to stop or change AIP within that month. If a transaction is rejected or returned to the Company for any reason, including stop payment, insufficient funds, or account closed, the respective number of units will be removed from the Contract Owner's account, and AIP will be discontinued.


If AIP is used for Qualified Contract, the Contract Owner should contact his or her tax adviser for maximum contributions.


CONTRACT VALUE

The value of the Contract is the sum of the values attributable to the Contract for each Sub-Account and the Fixed Account. The value of each Sub-Account is determined by multiplying the number of Accumulation Units attributable to the Contract in the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

ACCUMULATION UNIT

For each Sub-Account, purchase payments are converted into Accumulation Units. This is done by dividing each purchase payment by the value of an Accumulation Unit for the Valuation Period during which the purchase payment is allocated to the Sub-Account. The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $10. The Accumulation Unit value for any later Valuation Period is determined by subtracting (b) from (a) and dividing the result by (c) where:

a.  is the net result of
    1) the assets of the Sub-Account attributable to Accumulation Units (i.e., the aggregate value of the underlying Eligible Investments held at the end of such Valuation Period); plus or minus

    2) the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Sub-Account;

b. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge (See "Charges and Deductions"); and

c. is the number of Accumulation Units outstanding at the end of such Valuation Period.

The Accumulation Unit value may increase or decrease from Valuation Period to Valuation Period.

DISTRIBUTOR
--------------------------------------------------------------------------------

NALAC  Financial  Plans,  Inc.  ("NFP"),  1750  Hennepin  Avenue,   Minneapolis,
Minnesota, acts as the distributor of the Contracts. NFP is a wholly-owned subsidiary of the Company. The Contracts are offered on a continuous basis. NFP has subcontracted with Franklin Advisers, Inc. ("Advisers") for it and/or certain of its affiliates to provide certain marketing support services and NFP compensates these entities for their services.


Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions, up to an amount currently equal to 6.0% of purchase payments, for promotional or distribution expenses associated with the marketing of the Contracts. The Company, by agreement with the broker-dealer, pays commissions as a combination of a certain percentage amount at the time of sale and a trail commission (which when combined could exceed 6.0% of purchase payments). In addition, under certain circumstances, the Company and/or Advisers or certain of its affiliates, under a marketing support agreement with NFP, may pay certain sellers for other services not directly related to the sale of the Contracts such as special marketing support allowances. Commissions may be recovered from broker-dealers if a full or partial surrender occurs within 12 months of a purchase payment.



SURRENDERS
--------------------------------------------------------------------------------

While the Contract is in force and before the Income Date, the Company will, upon request to the Company by the Contract Owner, allow the surrender of all or a portion of the Contract for its Surrender Value. Surrenders will result in the cancellation of Accumulation Units from each applicable Sub-Account and/or a reduction in the Fixed Account value in the ratio that the value of each Sub-Account and/or the Fixed Account value bears to the total Contract Value. The Contract Owner must specify which units are to be canceled or values are to be reduced if other than the above mentioned method of cancellation is desired. The Company will pay the amount of any surrender from the Variable Account within seven (7) days of receipt of a valid request, unless the "Delay of Payments" provision is in effect. (See "Surrenders - Delay of Payments.")

Certain tax withdrawal penalties and restrictions may apply to surrenders from the Contracts. (See "Tax Status.") For Contracts purchased in connection with
403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner:
(1) attains age 591/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship.

However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions made by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

SYSTEMATIC WITHDRAWAL

The Company permits a systematic withdrawal plan which enables a Contract Owner to pre-authorize a periodic exercise of the contractual withdrawal rights described above. Systematic withdrawal is not available for Non-Qualified Contracts where the Contract Owner is under age 591/2. Certain tax penalties and restrictions may apply to systematic withdrawals from the Contracts. (See "Tax Status - Tax Treatment of Withdrawals - Qualified Contracts.") Contract Owners entering into such a plan instruct the Company to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Currently, systematic withdrawal on a monthly or quarterly basis is available to Contract Owners who have a Contract Value of $50,000 or more and on a quarterly basis only to Contract Owners who have a Contract Value of at least $20,000 but less than $50,000. The amount deducted will result in the cancellation of Accumulation Units from each applicable Sub-Account and/or the reduction of values in the Fixed Account in the ratio that the value of each Sub-Account and/or the Fixed Account bears to the total Contract Value. The Contract Owner must specify in writing in advance which units are to be canceled or values are to be reduced if other than the above mentioned method of cancellation is desired. The Company reserves the right to modify the eligibility rules at any time, without notice. The total systematic withdrawal in a Contract Year which can be made without incurring a Contingent Deferred Sales Charge is limited to not more than 9% of the Contract Value. However, the 9% limit may be increased to allow systematic withdrawals to meet the applicable minimum distribution requirements for Qualified Contracts. The exercise of the systematic withdrawal plan in any Contract Year replaces the 15% amount which is allowable per year without incurring a Contingent Deferred Sales Charge. Any other withdrawal in a year when the systematic withdrawal plan has been utilized will be subject to the Contingent Deferred Sales Charge.

DELAY OF PAYMENTS

The Company reserves the right to suspend or postpone payments for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

The applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in 2. and 3. exist.

The Company reserves the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months after written election is received by the Company.


ADMINISTRATION OF THE CONTRACTS
---------------------------------------  ---------------------------------------

While the Company has primary responsibility for all administration of the Contracts, it has retained the services of Delaware Valley Financial Services, Inc. ("DVFS" or "Valuemark Service Center") pursuant to an Administration Agreement. Such administrative services include issuance of the Contracts and maintenance of Contract Owners' records. The Company pays all fees and charges of DVFS. DVFS serves as the administrator to various insurance companies offering variable and fixed annuity and variable life insurance contracts. The Company's ability to administer the Contracts could be adversely affected should DVFS elect to terminate the Agreement.


PERFORMANCE DATA
--------------------------------------------------------------------------------

MONEY MARKET SUB-ACCOUNT

From time to time, the Company or NFP may advertise the "yield" and "effective yield" of the Money Market Sub-Account. Both yield figures will be based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Contract Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Money Market Sub-Account. The "effective yield" is calculated similarly but, when annualized, the income earned by Contract Values in the Money Market Sub-Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The computation of the yield calculation includes a deduction for the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge.


OTHER SUB-ACCOUNTS

From time to time, the Company or NFP may publish the current yields and total returns of the other Sub-Accounts in advertisements and communications to Contract Owners. The current yield for each Sub-Account will be calculated by dividing the annualization of the interest income earned by the underlying Fund during a recent 30-day period by the maximum Accumulation Unit value at the end of such period. Total return information will include the Sub-Account's average annual total return over the most recent four calendar quarters, the period from the Sub-Account's inception of operations, and, for Sub-Accounts in existence for five years or more, for five years. The average annual total return is based upon the value of the Accumulation Units acquired through a hypothetical $1,000 investment of the Accumulation Unit value at the beginning of the specified period and the value of the Accumulation Unit at the end of such period, assuming reinvestment of all distributions and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge, Contingent Deferred Sales Charge, and Contract Maintenance Charge. Each Sub-Account may also advertise cumulative and total return information over different periods of time without the Contingent Deferred Sales Charge and Contract Maintenance Charge.


       The Company or NFP may, in addition, advertise or present yield or total return performance information computed on a different basis, or for the Funds. Contract Owners should note that the investment results of each Sub-Account will fluctuate over time, and any presentation of a Sub-Account's current yield or total return for any prior period should not be considered as a representation of what an investment may earn or what a Contract Owner's yield or total return may be in any future period. Hypothetical performance illustrations for a hypothetical contract may be prepared for sales literature or advertisements. See "Calculation of Performance Data" in the Statement of Additional Information.


The Appendix to this Prospectus contains performance information that you might find informative. The Mutual Shares Securities Fund and the Mutual Discovery Securities Fund ("New Valuemark funds") are newly created and therefore do not yet have their own performance record. However, they have the same investment objectives and portfolio managers and substantially the same investment policies as two corresponding series of Franklin Mutual Series Fund Inc. (formerly, Mutual Series Fund Inc.) which have been sold to the public ("Public Funds"). In order to show how the performance of the Public Funds would have affected Accumulation Unit values, hypothetical performance information was developed.

Part 1 in the Appendix shows the historical performance of the Public Funds which reflects the deduction of the historical fees and expenses paid by the Public Funds and not those paid by the New Valuemark funds. Part 2 shows hypothetical performance figures for the Accumulation Units which assume the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the fees and expenses that the Public Funds paid. Part 3 shows hypothetical performance figures for the Accumulation Units which reflect the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge, the Contract Maintenance Charge, the Contingent Deferred Sales Charge and the fees and expenses that the Public Funds paid. The hypothetical performance figures for the Accumulation Units have not been restated to reflect the higher fees for the New Valuemark funds. If the higher fees were used, the hypothetical performance shown would be lower. Future performance may vary and the results shown are not necessarily representative of future results.


PERFORMANCE RANKING

The performance of each or all of the Sub-Accounts of the Variable Account may be compared in its advertisements and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Sub-Accounts of the Variable Account or indices. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparisons, such as CDA/Weisenberger and Morningstar.


TAX STATUS
--------------------------------------------------------------------------------

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Code governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Settlement Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Funds of the Trust underlying the Contracts will be managed by the Managers for the Trust in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Variable Account will cause the Contract Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation, or certain other entities. Such
Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign their Contracts.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


TAX TREATMENT OF WITHDRAWALS -
NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received (a) after the taxpayer reaches age 591/2; (b) after the death of the Contract Owner;
(c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) paid in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.


The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

QUALIFIED PLANS

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan.

Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

a. H.R. 10 Plans
Section 401 of the Code permits self-employed individuals to establish Qualified Plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" plans. Contributions made to the Plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amounts of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b. Tax-Sheltered Annuities
Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. Individual Retirement Annuities
Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

d. Corporate Pension and Profit-Sharing  Plans
Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals - Qualified
Contracts.") Purchasers of Contracts for use with Corporate Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS -
QUALIFIED CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408(b) (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 591/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; and (f) distributions made to an alternate payee pursuant to a qualified domestic relations order.

The exceptions stated in items (d), (e) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.


Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the year in which the employee attains age 701/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


TAX-SHELTERED ANNUITIES - WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 591/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


Audited consolidated financial statements of the Company and audited financial statements of the Variable Account as of and for the year ended December 31, 1995 are included in the Statement of Additional Information. Unaudited financial statements of the Variable Account as of and for the six-month period ended June 30, 1996 are also included in the Statement of Additional Information.



LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no legal proceedings to which the Variable Account or the Distributor is a party or to which the assets of the Variable Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.



APPENDIX
--------------------------------------------------------------------------------

PERFORMANCE INFORMATION OF SELECTED PUBLIC FUNDS

The Mutual Shares Securities Fund and Mutual Discovery Securities Fund ("New Valuemark funds") are newly created series of Franklin Valuemark Funds and have no performance record. The New Valuemark funds do, however, have the same investment objective and portfolio managers,1 and substantially the same investment policies, as two corresponding series of Franklin Mutual Series Fund Inc. (formerly "Mutual Series Fund Inc.") which have been sold directly to the public ("Public Funds"). Thus, the performance of the Public Funds may be considered relevant by investors.

1 In November 1996, Franklin Resources, Inc., parent company of the investment managers of the Franklin Valuemark Funds, completed the acquisition of Heine Securities Corporation, the investment manager of Mutual Series Fund Inc. This transaction did not, however, change the individuals responsible for the day-to-day operations of Franklin Mutual Series Fund Inc., who are also responsible for the day-to-day operations of the New Valuemark funds.

Part 1 of the chart shows the past performance of the Public Funds, in terms of average annual total return over the periods indicated. Average annual total return represents the average annual change in value of an investment over the stated periods, assuming reinvestment of dividends and capital gains at net asset value. These figures reflect the deduction of the historical fees and expenses paid by the Public Funds, which have been sold without sales charges.

Part 2 shows hypothetical performance of Accumulation Units of the New Valuemark funds, based on the past average annual total return of the Public Funds and the deduction of all current recurring expenses of the Separate Account, as described above in this Prospectus. These figures do not reflect any Contingent Deferred Sales Charge or Annual Contract Maintenance Charge, and have not been restated to reflect the higher expenses of the New Valuemark funds, which are also described in this Prospectus; all of which would lower the hypothetical performance shown.

Part 3 shows hypothetical performance of Accumulation Units of the New Valuemark funds, based on the past average annual total return of the Public Funds and the deduction of all current recurring expenses of the Separate Account, as well as deduction of the applicable Contingent Deferred Sales Charge and Annual Contract Maintenance Charge, as described above in this Prospectus. These figures have not been restated to reflect the higher expenses of the New Valuemark funds, which are also described in this Prospectus and which would lower the hypothetical performance shown.

Past performance cannot predict or guarantee future results of the New Valuemark funds. In addition, the investment performance of the New Portfolios will differ from the performance of the Public Funds because of product and portfolio differences, including differences in portfolio size, the investments held, the timing of purchases of similar investments, cash flows, minor differences in certain investment policies, insurance product related tax diversification requirements, state insurance regulations, and additional administrative and insurance costs associated with insurance company separate accounts. These figures are not adjusted for tax consequences.




1. Public Funds' Historical Performance
                                                                                         Since    Inception
            Periods Ended 9/30/96:                   One-Year   Five-Years  Ten-Years  Inception    Date
            ---------------------------------------------------------------------------------------------------
            Mutual Discovery Fund.................    18.52%        --         --       21.90%    12/31/92
            Mutual Shares Fund....................    13.59%     17.47%     14.87%        --       7/1/49

2. Hypothetical Accumulation Unit Performance (includes all current recurring expenses of the Separate Account)
                                                                                         Since    Inception
            Periods Ended 9/30/96:                   One-Year   Five-Years  Ten-Years  Inception    Date
            ---------------------------------------------------------------------------------------------------

            Mutual Discovery Securities
             Sub-Account .........................    16.82%        --         --       20.14%    12/31/92
            Mutual Shares Securities
             Sub-Account .........................    11.92%     15.74%     13.20%        --       7/1/49

3. Hypothetical  Accumulation  Unit  Performance  (includes  all current  recurring  expenses of the Separate
   Account and deduction of the Contingent Deferred Sales Charge and Annual Contract Maintenance Charge)

                                                                                         Since    Inception
            Periods Ended 9/30/96:                   One-Year   Five-Years  Ten-Years  Inception    Date
            ---------------------------------------------------------------------------------------------------

            Mutual Discovery Securities
             Sub-Account..........................    12.47%        --         --       19.92%    12/31/92
            Mutual Shares Securities
             Sub-Account..........................     7.57%     15.57%     13.17%        --       7/1/49


TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------------------

ITEM                                               PAGE
Company...........................................    2
Experts...........................................    2
Legal Opinions....................................    2
Distributor ......................................    2
Calculation of Performance Data...................    2
 Total Return.....................................    2
 Yield............................................    2
 Performance Ranking..............................    3
 Performance Information..........................    3
Annuity Provisions................................    8
 Variable Annuity Payout..........................    8
 Annuity Unit Value...............................    8
 Fixed Annuity Payout.............................    8
Financial Statements..............................    8


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                November 8, 1996


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 1750 Hennepin Avenue, Minneapolis, MN 55403-2195, (800) 542-5427.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED NOVEMBER 8, 1996, AND AS MAY BE AMENDED FROM TIME TO TIME.

Table of Contents
------------------------------------------------------
Contents                                          Page
Company.........................................     2
Experts.........................................     2
Legal Opinions..................................     2
Distributor.....................................     2
Calculation of Performance Data.................     2
 Total Return...................................     2
 Yield..........................................     2
 Performance Ranking............................     3
 Performance Information........................     3
Annuity Provisions..............................     8
 Variable Annuity Payout........................     8
 Annuity Unit Value.............................     8
 Fixed Annuity Payout...........................     8
Financial Statements............................     8

                                                                   VMB SAI 11/96

Company
--------------------------------------------------------------------------------
Information regarding Allianz Life Insurance Company of North America (the "Company") and its ownership is contained in the Prospectus. On April 1, 1993, the Company changed its name from North American Life and Casualty Company to its present name. The Company is rated A+ (Superior) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.

Experts
--------------------------------------------------------------------------------


The financial statements of Allianz Life Variable Account B and the consolidated financial statements of the Company as of and for the year ended December 31, 1995 included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

Legal Opinions
--------------------------------------------------------------------------------

Legal matters in connection with the Contracts described herein are being passed
upon  by  the  law  firm  of  Blazzard,  Grodd  &  Hasenauer,   P.C.,  Westport,
Connecticut.

Distributor
--------------------------------------------------------------------------------

NALAC Financial Plans, Inc., a wholly-owned subsidiary of the Company, acts as the distributor. The offering is on a continuous basis.

Calculation of Performance Data
--------------------------------------------------------------------------------

Total Return

From time to time, the Company may advertise the performance data for the Sub-Accounts in advertisements and Contract Owner communications. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Sub-Account over a stated period of time, usually a calendar year, which is determined by dividing the increase (or decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge, the fees of the Funds being advertised and any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge ("Standardized Total Return"). The Contingent Deferred Sales Charge and Contract Maintenance Charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:
                                P (1 + T)n = ERV

P = a hypothetical initial payment of $1,000;
T = average annual total return;
n = number of years;
ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the Contingent Deferred Sales Charge and the Contract Maintenance Charge ("Non-Standardized Total Return"). Cumulative total return is calculated in a similar manner as described above except that the results are not annualized. The Company may also advertise cumulative and total return information over different periods of time.

The Company may also present performance information computed on a different basis.

Yield

The Money Market Sub-Account. The Company may advertise yield information for the Money Market Sub-Account. The Money Market Sub-Account's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Fund's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Fund's investment securities. The fact that the Sub-Account's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Sub-Account's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Money Market Sub-Account's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Fund, and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] -1.)


For the seven-day period ending on 6/30/96, the Money Market Sub-Account had a current yield of 3.47% and an effective yield of 3.53%.

Other Sub-Accounts. The Company may also quote current yield in advertisements and Contract Owner communications for the other Sub-Accounts. Each Sub-Account (other than the Money Market Sub-Account) will publish standardized total return information with any quotation of current yield.


The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge) by the accumulation unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
                                      -----
                                       cd
where:
a = net investment  income earned during the period by the Fund  attributable to shares owned by the Sub-Account;
b = expenses  accrued for the period (net of reimbursements);
c = the  average  daily  number of  accumulation  units  outstanding  during the period;
d = the maximum offering price per accumulation unit on the last day of the period.


The above formula will be used in calculating quotations of yield, based on specified 30-day periods identified in the advertisement or communication. Yield calculations assume that no Contingent Deferred Sales Charges have been deducted (see the Prospectus for information regarding the Contingent Deferred Sales Charge). The Company does not currently advertise yield information for any Sub-Account (other than the Money Market Sub-Account).

Performance Ranking

Total return information for the Sub-Accounts may be compared to relevant indices, including U.S. domestic and international taxable bond indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS.

From time to time, evaluation of performance by independent sources may also be used in advertisements and in information furnished to present or prospective Contract Owners.

Performance Information

Total returns quoted in advertising reflect all aspects of a Sub-Account's return, including the automatic reinvestment by Allianz Life Variable Account B of all distributions and any change in a Sub-Account's value over the period. The following chart shows the average annual total return on a hypothetical investment in the Sub-Accounts for the last year, from the date that the Sub-Account began operations, and, for Sub-Accounts in existence for five years or more, for five years, through June 30, 1996. In addition, cumulative total returns for the periods shown through June 30, 1996, are presented. The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the actual fees and expenses paid by each Fund and are shown both with and without the deduction of the Contingent Deferred Sales Charge and Contract Maintenance Charge.

Standardized Total Return
Franklin Valuemark II/III
Average Annual Total Return for the periods ended June 30, 1996:
With Contingent Deferred Sales Charge and Other Charges

                                                         Franklin Valuemark II            Franklin Valuemark III
                                                     ------------------------------   ------------------------------
                                        Inception     One       Five        Since      One       Five        Since
Sub-Account                               Date        Year      Year      Inception    Year      Year      Inception
--------------------------------------------------------------------------------------------------------------------
Capital Growth.......................     5/1/96       NA         NA         NA         NA         NA         NA
Growth and Income....................    1/24/89     15.70%       11.39%      8.25%     14.85%     11.39%    8.25%
High Income..........................    1/24/89      3.76%       10.83%      7.95%      2.91%     10.83%    7.95%
Income Securities....................    1/24/89      7.70%       11.00%     10.01%      6.85%     11.00%   10.01%
Money Market.........................    1/24/89     -0.44%        2.43%      3.62%     -1.29%      2.43%    3.62%
Precious Metals......................    1/24/89      4.19%        6.75%      5.71%      3.34%      6.75%    5.71%
Real Estate Securities...............    1/24/89     14.83%       12.20%      9.11%     13.98%     12.20%    9.11%
Rising Dividends.....................    1/27/92     16.27%       NA          6.50%     15.42%     NA        6.50%
Small Cap............................    11/1/95       NA         NA         NA         NA         NA         NA
Templeton Developing
 Markets Equity......................    3/15/94      9.62%       NA          3.31%      8.77%     NA        3.31%
Templeton Global
 Asset Allocation....................     5/1/95      8.39%       NA          8.61%      7.54%     NA        8.61%
Templeton Global Growth..............    3/15/94     10.61%       NA          9.15%      9.76%     NA        9.15%
Templeton Global
 Income Securities*..................    1/24/89      1.66%        5.31%      6.09%      0.81%      5.31%    6.09%
Templeton International
 Equity..............................    1/27/92      9.39%       NA          9.08%      8.54%     NA        9.08%
Templeton International
 Smaller Companies...................     5/1/96       NA         NA         NA         NA         NA         NA
Templeton Pacific Growth.............    1/27/92     12.29%       NA          9.73%     11.44%     NA        9.73%
U.S. Government Securities...........    3/14/89     -1.13%        6.37%      6.51%     -1.98%      6.37%    6.51%
Utility Equity.......................    1/24/89     15.65%       10.08%      9.90%     14.80%     10.08%    9.90%
Zero Coupon - 2000...................    3/14/89     -1.94%        8.76%      8.12%     -2.79%      8.76%    8.12%
Zero Coupon - 2005...................    3/14/89     -2.64%       10.92%      9.41%     -3.49%     10.92%    9.41%
Zero Coupon - 2010...................    3/14/89     -2.76%       12.37%      9.81%     -3.61%     12.37%    9.81%

As of June 30, 1996, the Mutual Discovery Securities  Sub-Account and the Mutual
 Shares Securities Sub-Account had not yet commenced operations.
*Prior to May 1, 1996, the Templeton Global Income Securities Sub-Account was known as the Global Income Sub-Account.

Non-Standardized Total Return
Franklin Valuemark II/III
Total Return for the periods ended June 30, 1996:
Without Contingent Deferred Sales Charge or Contract Maintenance Charge

                                                           Total Return                   Cumulative Total Return
                                             ---------------------------------------  ------------------------------
                                Inception     One       Three     Five       Since     Three      Five       Since
Sub-Account                       Date        Year      Year      Year     Inception   Year       Year     Inception
--------------------------------------------------------------------------------------------------------------------
Capital Growth...............     5/1/96       NA        NA         NA          1.57%    NA         NA       1.57%
Growth and Income............    1/24/89       20.05%    12.10%     11.53%      8.34%    40.87%     72.54%  81.42%
High Income..................    1/24/89        8.11%     7.44%     10.96%      8.04%    24.03%     68.23%  77.77%
Income Securities............    1/24/89       12.05%     7.08%     11.13%     10.09%    22.76%     69.51% 104.41%
Money Market.................    1/24/89        3.91%     3.02%      2.60%      3.72%     9.33%     13.68%  31.16%
Precious Metals..............    1/24/89        8.54%     5.56%      6.89%      5.81%    17.62%     39.56%  52.13%
Real Estate Securities.......    1/24/89       19.18%     9.34%     12.33%      9.20%    30.70%     78.85%  92.35%
Rising Dividends.............    1/27/92       20.62%     9.20%     NA          6.67%    30.20%     NA      33.11%
Small Cap....................    11/1/95       NA        NA         NA         19.71%    NA         NA      19.71%
Templeton Developing
 Markets Equity..............    3/15/94       13.97%    NA         NA          4.36%    NA         NA      10.30%
Templeton Global Asset
 Allocation..................     5/1/95       12.74%    NA         NA         11.73%    NA         NA      13.82%
Templeton Global
 Growth......................    3/15/94       14.96%    NA         NA         10.13%    NA         NA      24.79%
Templeton Global Income
 Securities*.................    1/24/89        6.01%     3.92%      5.46%      6.17%    12.21%     30.45%  56.10%
Templeton International
 Equity......................    1/27/92       13.74%    13.84%     NA          9.25%    47.52%     NA      47.92%
Templeton International
 Smaller Companies...........     5/1/96       NA        NA         NA          3.07%    NA         NA       3.07%
Templeton Pacific
 Growth......................    1/27/92       16.64%    11.71%     NA          9.89%    39.40%     NA      51.81%
U.S. Government
 Securities..................    3/14/89        3.22%     3.29%      6.51%      6.60%    10.19%     37.09%  59.48%
Utility Equity...............    1/24/89       20.00%     5.25%     10.21%      9.98%    16.59%     62.61% 102.87%
Zero Coupon - 2000...........    3/14/89        2.41%     2.93%      8.89%      8.21%     9.04%     53.12%  77.86%
Zero Coupon - 2005...........    3/14/89        1.71%     3.59%     11.04%      9.49%    11.15%     68.83%  93.87%
Zero Coupon - 2010...........    3/14/89        1.59%     5.40%     12.49%      9.89%    17.08%     80.13%  99.07%

As of June 30, 1996, the Mutual Discovery Securities  Sub-Account and the Mutual
 Shares Securities Sub-Account had not yet commenced operations.
*Prior to May 1, 1996, the Templeton Global Income Securities Sub-Account was known as the Global Income Sub-Account.

Non-Standardized Total Return
Franklin Valuemark III
Total Return for the periods ended June 30, 1996:
With Contingent Deferred Sales Charge and Other Charges
                                                                                                     Cumulative
                                                                          Total Return              Total Return
                                                                ------------------------------  --------------------
                                                   Inception     One        Three     Since      Three       Since
Sub-Account                                          Date        Year       Year    Inception    Year      Inception
--------------------------------------------------------------------------------------------------------------------
Capital Growth..................................     5/1/96       NA         NA         -3.63%     NA       -3.63%
Growth and Income...............................    1/24/89       14.85%     11.42%      8.25%     38.31%   80.29%
High Income.....................................    1/24/89        2.91%      6.71%      7.95%     21.50%   76.68%
Income Securities...............................    1/24/89        6.85%      6.33%     10.01%     20.23%  103.29%
Money Market....................................    1/24/89       -1.29%      2.22%      3.62%      6.81%   30.28%
Precious Metals.................................    1/24/89        3.34%      4.80%      5.71%     15.10%   51.14%
Real Estate Securities..........................    1/24/89       13.98%      8.62%      9.11%     28.16%   91.20%
Rising Dividends................................    1/27/92       15.42%      8.48%      6.50%     27.64%   32.14%
Small Cap.......................................    11/1/95       NA         NA         14.51%     NA       14.51%
Templeton Developing Markets Equity.............    3/15/94        8.77%     NA          3.31%     NA        7.77%
Templeton Global Asset Allocation...............     5/1/95        7.54%     NA          8.61%     NA       10.12%
Templeton Global Growth.........................    3/15/94        9.76%     NA          9.15%     NA       22.26%
Templeton Global Income Securities*.............    1/24/89        0.81%      3.13%      6.09%      9.69%   55.16%
Templeton International Equity..................    1/27/92        8.54%     13.18%      9.08%     44.98%   46.94%
Templeton International Smaller
 Companies......................................     5/1/96       NA         NA         -2.13%     NA       -2.13%
Templeton Pacific Growth........................    1/27/92       11.44%     11.03%      9.73%     36.87%   50.84%
U.S. Government Securities......................    3/14/89       -1.98%      2.49%      6.51%      7.67%   58.52%
Utility Equity..................................    1/24/89       14.80%      4.47%      9.90%     14.03%  101.80%
Zero Coupon - 2000..............................    3/14/89       -2.79%      2.13%      8.12%      6.52%   76.86%
Zero Coupon - 2005..............................    3/14/89       -3.49%      2.80%      9.41%      8.62%   92.82%
Zero Coupon - 2010..............................    3/14/89       -3.61%      4.63%      9.81%     14.55%   97.98%

As of June 30, 1996, the Mutual Discovery Securities  Sub-Account and the Mutual
 Shares Securities Sub-Account had not yet commenced operations.
*Prior to May 1, 1996, the Templeton Global Income Securities Sub-Account was known as the Global Income Sub-Account.

Non-Standardized Total Return
Franklin Valuemark II
Total Return for the periods ended June 30, 1996:
With Contingent Deferred Sales Charge and Other Charges
                                                                                                     Cumulative
                                                                          Total Return              Total Return
                                                                ------------------------------  --------------------
                                                   Inception     One        Three     Since      Three       Since
Sub-Account                                          Date        Year       Year    Inception    Year      Inception
--------------------------------------------------------------------------------------------------------------------
Capital Growth..................................     5/1/96       NA         NA         -2.78%     NA       -2.78%
Growth and Income...............................    1/24/89       15.70%     11.42%      8.25%     38.31%   80.29%
High Income.....................................    1/24/89        3.76%      6.71%      7.95%     21.50%   76.68%
Income Securities...............................    1/24/89        7.70%      6.33%     10.01%     20.23%  103.29%
Money Market....................................    1/24/89       -0.44%      2.22%      3.62%      6.81%   30.28%
Precious Metals.................................    1/24/89        4.19%      4.80%      5.71%     15.10%   51.14%
Real Estate Securities..........................    1/24/89       14.83%      8.62%      9.11%     28.16%   91.20%
Rising Dividends................................    1/27/92       16.27%      8.48%      6.50%     27.64%   32.14%
Small Cap.......................................    11/1/95       NA         NA         15.36%     NA       15.36%
Templeton Developing Markets Equity.............    3/15/94        9.62%     NA          3.31%     NA        7.77%
Templeton Global Asset Allocation...............     5/1/95        8.39%     NA          8.61%     NA       10.12%
Templeton Global Growth.........................    3/15/94       10.61%     NA          9.15%     NA       22.26%
Templeton Global Income Securities*.............    1/24/89        1.66%      3.13%      6.09%      9.69%   55.16%
Templeton International Equity..................    1/27/92        9.39%     13.18%      9.08%     44.98%   46.94%
Templeton International Smaller
 Companies......................................     5/1/96       NA         NA         -1.28%     NA       -1.28%
Templeton Pacific Growth........................    1/27/92       12.29%     11.03%      9.73%     36.87%   50.84%
U.S. Government Securities......................    3/14/89       -1.13%      2.49%      6.51%      7.67%   58.52%
Utility Equity..................................    1/24/89       15.65%      4.47%      9.90%     14.03%  101.80%
Zero Coupon - 2000..............................    3/14/89       -1.94%      2.13%      8.12%      6.52%   76.86%
Zero Coupon - 2005..............................    3/14/89       -2.64%      2.80%      9.41%      8.62%   92.82%
Zero Coupon - 2010..............................    3/14/89       -2.76%      4.63%      9.81%     14.55%   97.98%

As of June 30, 1996, the Mutual Discovery Securities  Sub-Account and the Mutual
 Shares Securities Sub-Account had not yet commenced operations.
*Prior to May 1, 1996, the Templeton Global Income Securities Sub-Account was known as the Global Income Sub-Account.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

Annuity Provisions
--------------------------------------------------------------------------------

Variable Annuity Payout

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Variable Account. At the Income Date, the Contract Value in each Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Both sex distinct and unisex Annuity Tables are utilized by the Company, depending on the state and type of Contract. If, as of the Income Date, the then current Annuity Option rates applicable to this class of Contracts provide a larger income than that guaranteed for the same form of annuity under the Contract, the larger amount will be paid. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Income Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.

2. The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

3. The total dollar amount of each Variable  Annuity  variable payout is the sum
of  all  Sub-Account   Variable  Annuity  payments,   reduced  by  the  Contract
Maintenance Charge.

Annuity Unit Value

The value of an Annuity Unit for a Sub-Account is determined (see below) by subtracting (2) from (1), dividing the result by (3) and multiplying the result by .999866337248 (.999866337248 is the daily factor to neutralize the assumed net investment rate of 5% per annum which is built into the annuity rate table) where:

1.  is the net result of
    a. the assets of the Sub-Account attributable to the Annuity Units; plus or minus
    b. the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Sub-Account;

2. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge; and

3.  is the number of Annuity Units outstanding at the end of the Valuation
    Period.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.


Fixed Annuity Payout

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Variable Account. The Fixed Account value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and any joint annuitant where allowed.

Financial Statements
--------------------------------------------------------------------------------


The audited consolidated financial statements of the Company as of and for the year ended December 31, 1995, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Variable Account as of and for the year ended December 31, 1995 are also included herein. In addition, unaudited financial statements of the Variable Account as of and for the six-month period ended June 30, 1996 are included herein.




ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements

Statements of Assets and Liabilities
June 30, 1996 (unaudited)
(In thousands except per unit data)

                                                                                                                         U.S.
                                                               Money    Growth and   Precious    High    Real Estate  Government
                                                              Market      Income      Metals    Income   Securities   Securities
                                                               Fund        Fund        Fund      Fund       Fund         Fund
                                                              -------     -------     ------    ------     -------     --------
Investments at net asset value:
 Franklin Valuemark Funds:
  Money Market Fund, 398,601 shares,
   cost $398,601..........................................   $398,601           -          -          -           -            -
  Growth and Income Fund, 55,439 shares,
   cost $783,080..........................................          -     899,223          -          -           -            -
  Precious Metals Fund, 7,577 shares,
   cost $110,698..........................................          -           -    113,044          -           -            -
  High Income Fund, 25,605 shares,
   cost $326,481..........................................          -           -          -    330,309           -            -
  Real Estate Securities Fund, 12,189 shares,
   cost $187,133..........................................          -           -          -          -     218,175            -
  U.S. Government Securities Fund, 39,660 shares,
   cost $512,991..........................................          -           -          -          -           -      508,039
                                                             --------     -------    -------    -------     -------      -------
     Total assets.........................................    398,601     899,223    113,044    330,309     218,175      508,039
                                                             --------     -------    -------    -------     -------      -------
Liabilities:
 Accrued mortality and expense risk charges...............         49          25          9         16          12           23
 Accrued administrative charges...........................          6           3          1          2           1            3
                                                             --------     -------    -------    -------     -------      -------
     Total liabilities....................................         55          28         10         18          13           26
                                                             --------     -------    -------    -------     -------      -------
     Net assets...........................................   $398,546     899,195    113,034    330,291     218,162      508,013
                                                             ========     =======    =======    =======     =======      =======
Contract owners' equity:
 Contracts in accumulation period (note 6)................   $398,366     897,554    113,034    330,267     218,132      507,982
 Contracts in annuity payment period (note 2).............        180       1,641          -         24          30           31
                                                             --------     -------    -------    -------     -------      -------
     Total contract owners' equity........................   $398,546     899,195    113,034    330,291     218,162      508,013
                                                             ========     =======    =======    =======     =======      =======
 Accumulation units outstanding...........................     30,373      49,475      7,430     18,578      11,340       31,853
                                                             ========     =======    =======    =======     =======      =======
 Accumulation unit value per unit.........................    $13.116      18.142     15.213     17.777      19.235       15.948
                                                             ========     =======    =======    =======     =======      =======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
June 30, 1996 (unaudited)
(In thousands except per unit data)

                                                                                                        Templeton     Investment
                                                      Utility       Zero        Zero         Zero     Global Income      Grade
                                                      Equity       Coupon      Coupon       Coupon     Securities    Intermediate
                                                       Fund      Fund - 2000 Fund - 2005  Fund - 2010     Fund         Bond Fund
                                                     --------      -------    --------      -------     ---------      ---------
Investments at net asset value:
 Franklin Valuemark Funds:
  Utility Equity Fund, 68,479 shares,
   cost $1,075,761...............................   $1,214,138            -           -           -             -             -
  Zero Coupon Fund - 2000, 7,268 shares,
   cost $101,556.................................            -      105,532           -           -             -             -
  Zero Coupon Fund - 2005, 4,581 shares,
   cost $67,112..................................            -            -      70,268           -             -             -
  Zero Coupon Fund - 2010, 4,674 shares,
   cost $70,608..................................            -            -           -      69,920             -             -
  Templeton Global Income Securities Fund,
   15,967 shares, cost $202,997..................            -            -           -           -       200,860             -
  Investment Grade Intermediate Bond Fund,
   10,890 shares, cost $144,237..................            -            -           -           -             -       145,928
                                                    ----------      -------      ------      ------       -------       -------
      Total assets...............................    1,214,138      105,532      70,268      69,920       200,860       145,928
                                                    ----------      -------      ------      ------       -------       -------
Liabilities:
 Accrued mortality and expense risk charges......           40            8           8           8            13             9
 Accrued administrative charges..................            5            1           1           1             1             1
                                                    ----------      -------      ------      ------       -------       -------
      Total liabilities..........................           45            9           9           9            14            10
                                                    ----------      -------      ------      ------       -------       -------
      Net assets..................................  $1,214,093      105,523      70,259      69,911       200,846       145,918
                                                    ==========      =======      ======      ======       =======       =======
Contract owners' equity:
 Contracts in accumulation period (note 6).......   $1,212,889      105,523      70,259      69,911       200,846       145,908
 Contracts in annuity payment period (note 2)....        1,204            -           -           -             -            10
                                                    ----------      -------      ------      ------       -------       -------
      Total contract owners' equity..............   $1,214,093      105,523      70,259      69,911       200,846       145,918
                                                    ==========      =======      ======      ======       =======       =======
 Accumulation units outstanding..................       59,785        5,933       3,624       3,512        12,866         9,429
                                                    ==========      =======      ======      ======       =======       =======
 Accumulation unit value per unit................      $20.287       17.786      19.387      19.907        15.610        15.475
                                                    ==========      =======      ======      ======       =======       =======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
June 30, 1996 (unaudited)
(In thousands except per unit data)

                                                                   Adjustable   Templeton               Templeton    Templeton
                                                        Income        U.S.       Pacific    Rising    International  Developing
                                                      Securities   Government    Growth    Dividends     Equity    Markets Equity
                                                         Fund         Fund        Fund       Fund         Fund          Fund
                                                       --------     --------     -------    ------      --------    ----------
Investments at net asset value:
 Franklin Valuemark Funds:
  Income Securities Fund, 75,582 shares,
   cost $1,122,487.................................   $1,216,115           -           -          -            -             -
  Adjustable U.S. Government Fund, 15,685 shares,
   cost $169,163...................................            -     160,297           -          -            -             -
  Templeton Pacific Growth Fund, 24,302 shares,
   cost $331,297...................................            -           -     362,098          -            -             -
  Rising Dividends Fund, 34,634 shares,
   cost $376,653...................................            -           -           -    460,631            -             -
  Templeton International Equity Fund,
   66,570 shares, cost $840,754....................            -           -           -          -      939,298             -
  Templeton Developing Markets Equity Fund,
   21,811 shares, cost $224,677....................            -           -           -          -            -       241,015
                                                      ----------     -------     -------    -------      -------       -------
      Total assets.................................    1,216,115     160,297     362,098    460,631      939,298       241,015
                                                      ----------     -------     -------    -------      -------       -------
Liabilities:
 Accrued mortality and expense risk charges........           27          11          13         14           59             1
 Accrued administrative charges....................            3           1           1          2            7             -
                                                      ----------     -------     -------    -------      -------       -------
      Total liabilities............................           30          12          14         16           66             1
                                                      ----------     -------     -------    -------      -------       -------
      Net assets...................................   $1,216,085     160,285     362,084    460,615      939,232       241,014
                                                      ==========     =======     =======    =======      =======       =======
Contract owners' equity:
 Contracts in accumulation period (note 6).........   $1,213,524     160,281     361,628    460,079      938,369       239,729
 Contracts in annuity payment period (note 2)......        2,561           4         456        536          863         1,285
                                                      ----------     -------     -------    -------      -------       -------
      Total contract owners' equity................   $1,216,085     160,285     362,084    460,615      939,232       241,014
                                                      ==========     =======     =======    =======      =======       =======
 Accumulation units outstanding....................       59,368      13,135      23,821     34,564       63,438        21,734
                                                      ==========     =======     =======    =======      =======       =======
 Accumulation unit value per unit..................      $20.441      12.203      15.181     13.311       14.792        11.030
                                                      ==========     =======     =======    =======      =======       =======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Assets and Liabilities (cont.)
June 30, 1996 (unaudited)
(In thousands except per unit data)

                                                                                                           Templeton
                                                              Templeton    Templeton                     International
                                                               Global    Global Asset   Small   Capital     Smaller      Total
                                                               Growth     Allocation     Cap    Growth     Companies      All
                                                                Fund         Fund       Fund     Fund        Fund        Funds
                                                               -------     --------     -----    -----     --------     -------
Investments at net asset value:
 Franklin Valuemark Funds:
  Templeton Global Growth Fund, 35,996 shares,
   cost $403,424...........................................   $453,914            -         -        -            -
  Templeton Global Asset Allocation Fund, 2,838 shares,
   cost $30,473............................................          -       32,269         -        -            -
  Small Cap Fund, 8,157 shares, cost $93,765...............          -            -    99,113        -            -
  Capital Growth Fund, 477 shares, cost $4,853.............          -            -         -    4,859            -
  Templeton International Smaller Companies Fund,
   523 shares, cost $5,285.................................          -            -         -        -        5,406
                                                              --------       ------    ------   ------       ------
      Total assets.........................................    453,914       32,269    99,113    4,859        5,406    8,249,052
                                                              --------       ------    ------   ------       ------    ---------
Liabilities:
 Accrued mortality and expense risk charges................          3            5         8        8           12          381
 Accrued administrative charges............................          1            1         1        1            2           46
                                                               -------       ------    ------   ------       ------    ---------
      Total liabilities....................................          4            6         9        9           14          427
                                                               -------       ------    ------   ------       ------    ---------
      Net assets.. ........................................   $453,910       32,263    99,104    4,850        5,392    8,248,625
                                                              ========       ======    ======   ======       ======    =========
Contract owners' equity:
 Contracts in accumulation period (note 6).................   $451,555       32,064    98,832    4,850        5,369    8,236,951
 Contracts in annuity payment period (note 2)..............      2,355          199       272        -           23       11,674
                                                              --------       ------    ------   ------       ------    ---------
      Total contract owners' equity........................   $453,910       32,263    99,104    4,850        5,392    8,248,625
                                                              ========       ======    ======   ======       ======    =========
 Accumulation units outstanding............................     36,185        2,817     8,256      478          521      508,515
                                                              ========       ======    ======   ======       ======    =========
 Accumulation unit value per unit..........................    $12.479       11.382    11.971   10.157       10.307
                                                              ========       ======    ======   ======       ======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Operations
For the period ended June 30, 1996 (unaudited)
(In thousands)

                                                                                                                        U.S.
                                                              Money    Growth and  Precious     High     Real Estate Government
                                                             Market      Income     Metals     Income    Securities  Securities
                                                              Fund        Fund       Fund       Fund        Fund        Fund
                                                            --------     -------    ------     ------      -------    --------
Investment income:
 Dividends reinvested in fund shares....................    $ 10,009      20,139     1,477     27,936        8,702      36,122
                                                            --------      ------    ------     ------       ------      ------
Expenses:
 Mortality and expense risk charges.....................       2,522       5,299       774      2,030        1,272       3,313
 Administrative charges.................................         303         636        93        244          153         398
                                                            --------      ------    ------     ------       ------      ------
      Total expenses....................................       2,825       5,935       867      2,274        1,425       3,711
                                                            --------      ------    ------     ------       ------      ------
      Investment income (loss), net.....................       7,184      14,204       610     25,662        7,277      32,411
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
Realized capital gain distributions on mutual funds.....           -      71,329     1,354      1,483            -           -
                                                            --------      ------    ------     ------       ------      ------
Realized gains (losses) on sales of investments:
 Proceeds from sales....................................     198,654      40,662    38,092     53,955        9,534      45,593
 Cost of investments sold...............................    (198,654)    (32,254)  (33,792)   (48,730)      (8,067)    (43,154)
                                                            --------      ------    ------     ------       ------      ------
      Total realized gains (losses) on sales of
       investments, net.................................           -       8,408     4,300      5,225        1,467       2,439
                                                            --------      ------    ------     ------       ------      ------
      Realized gains (losses) on investments, net.......           -      79,737     5,654      6,708        1,467       2,439
Net change in unrealized appreciation (depreciation)
 on investments.........................................           -     (54,539)     (231)   (22,452)       4,211     (46,785)
                                                            --------      ------    ------     ------       ------      ------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net..           -      25,198     5,423    (15,744)       5,678     (44,346)
                                                            --------      ------    ------     ------       ------      ------
Net increase (decrease) in net assets from operations...     $ 7,184      39,402     6,033      9,918       12,955     (11,935)
                                                            ========      ======    ======     ======       ======      ======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Operations (cont.)
For the period ended June 30, 1996 (unaudited)
(In thousands)

                                                                                                        Templeton     Investment
                                                      Utility       Zero        Zero         Zero     Global Income      Grade
                                                      Equity       Coupon      Coupon       Coupon     Securities    Intermediate
                                                       Fund      Fund - 2000 Fund - 2005  Fund - 2010     Fund         Bond Fund
                                                     --------      -------    --------      -------     ---------      ---------
Investment income:
 Dividends reinvested in fund shares.............    $ 59,963       5,915       3,734        3,687        15,325          7,793
                                                     --------       -----       -----       ------        ------          -----
Expenses:
 Mortality and expense risk charges..............       7,749         672         437          434         1,298            916
 Administrative charges..........................         930          81          52           52           156            110
                                                     --------       -----       -----       ------        ------          -----
      Total expenses.............................       8,679         753         489          486         1,454          1,026
                                                     --------       -----       -----       ------        ------          -----
      Investment income (loss), net..............      51,284       5,162       3,245        3,201        13,871          6,767
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
Realized capital gain distributions
 on mutual funds.................................           -          58           -          999             -              -
                                                     --------       -----       -----       ------        ------          -----
Realized gains (losses) on sales of investments:
 Proceeds from sales.............................     153,782       9,460       3,716       19,740        23,446          9,422
 Cost of investments sold........................    (135,633)     (8,543)     (3,292)     (17,884)      (22,412)        (8,896)
                                                     --------       -----       -----       ------        ------          -----
      Total realized gains (losses) on sales
       of investments, net.......................      18,149         917         424        1,856         1,034            526
                                                     --------       -----       -----       ------        ------          -----
      Realized gains (losses) on investments, net      18,149         975         424        2,855         1,034            526
Net change in unrealized appreciation
 (depreciation) on investments...................     (27,740)     (9,200)     (9,018)     (14,574)      (13,993)        (7,195)
                                                     --------       -----       -----       ------        ------          -----
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net.......................      (9,591)     (8,225)     (8,594)     (11,719)      (12,959)        (6,669)
                                                     --------       -----       -----       ------        ------          -----
Net increase (decrease) in net assets
 from operations.................................    $ 41,693      (3,063)     (5,349)      (8,518)          912             98
                                                     ========       =====       =====       ======        ======          =====

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Operations (cont.)
For the period ended June 30, 1996 (unaudited)
(In thousands)

                                                                   Adjustable   Templeton               Templeton     Templeton
                                                         Income       U.S.       Pacific    Rising    International   Developing
                                                       Securities  Government    Growth    Dividends     Equity     Markets Equity
                                                          Fund        Fund        Fund       Fund         Fund           Fund
                                                         -------    --------     -------    ------      --------      ----------
Investment income:
 Dividends reinvested in fund shares...............      $62,078      12,299      10,182     9,452       23,741           2,088
                                                         -------      ------      ------    ------       ------          ------
Expenses:
 Mortality and expense risk charges................        7,447       1,043       2,182     2,714        5,413           1,254
 Administrative charges............................          894         125         262       326          650             151
                                                         -------      ------      ------    ------       ------          ------
      Total expenses...............................        8,341       1,168       2,444     3,040        6,063           1,405
                                                         -------      ------      ------    ------       ------          ------
      Investment income (loss), net................       53,737      11,131       7,738     6,412       17,678             683
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
Realized capital gain distributions on
 mutual funds......................................       10,324           -       5,901         -       29,052           3,862
                                                         -------      ------      ------    ------       ------          ------
Realized gains (losses) on sales of investments:
 Proceeds from sales...............................       47,641      30,134      47,463    24,354       19,922          11,058
 Cost of investments sold..........................      (42,407)    (30,146)    (42,210)  (20,133)     (17,590)        (10,534)
                                                         -------      ------      ------    ------       ------          ------
      Total realized gains (losses) on sales
       of investments, net.........................        5,234         (12)      5,253     4,221        2,332             524
                                                         -------      ------      ------    ------       ------          ------
      Realized gains (losses) on investments, net..       15,558         (12)     11,154     4,221       31,384           4,386
Net change in unrealized appreciation
 (depreciation) on investments.....................      (30,335)     (7,661)     17,216    16,782       44,357          19,577
                                                         -------      ------      ------    ------       ------          ------
      Total realized gains (losses) and
       unrealized appreciation (depreciation)
       on investments, net.........................      (14,777)     (7,673)     28,370    21,003       75,741          23,963
                                                         -------      ------      ------    ------       ------          ------
Net increase (decrease) in net assets from operations    $38,960       3,458      36,108    27,415       93,419          24,646
                                                         =======      ======      ======    ======       ======          ======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Operations (cont.)
For the period ended June 30, 1996 (unaudited)
(In thousands)

                                                                                                           Templeton
                                                              Templeton  Templeton                       International
                                                               Global   Global Asset    Small    Capital    Smaller      Total
                                                               Growth    Allocation      Cap     Growth    Companies      All
                                                                Fund        Fund        Fund      Fund       Fund        Funds
                                                               -------    --------     ------     -----    ---------     -------
Investment income:
 Dividends reinvested in fund shares......................    $ 6,984          14         34         -            -      327,674
                                                              -------       -----     ------       ---          ---      -------
Expenses:
 Mortality and expense risk charges.......................      2,397         145        395         9           13       49,728
 Administrative charges...................................        288          17         47         1            2        5,971
                                                              -------       -----     ------       ---          ---      -------
      Total expenses......................................      2,685         162        442        10           15       55,699
                                                              -------       -----     ------       ---          ---      -------
      Investment income (loss), net.......................      4,299        (148)      (408)      (10)         (15)     271,975
Realized gains (losses) and unrealized appreciation
 (depreciation) on investments:
Realized capital gain distributions on mutual funds.......      6,984          27          3         -            -      131,376
                                                              -------       -----     ------       ---          ---      -------
Realized gains (losses) on sales of investments:
 Proceeds from sales......................................      3,062       2,238     16,384       831           17      809,160
 Cost of investments sold.................................     (2,767)     (2,130)   (15,671)     (846)         (16)    (745,761)
                                                              -------       -----     ------       ---          ---      -------
      Total realized gains (losses) on sales
       of investments, net................................        295         108        713       (15)           1       63,399
                                                              -------       -----     ------       ---          ---      -------
      Realized gains (losses) on investments, net.........      7,279         135        716       (15)           1      194,775
Net change in unrealized appreciation (depreciation)
 on investments...........................................     23,705       1,473      5,165         6          122     (111,109)
                                                              -------       -----     ------       ---          ---      -------
      Total realized gains (losses) and unrealized
       appreciation (depreciation) on investments, net....     30,984       1,608      5,881        (9)         123       83,666
                                                              -------       -----     ------       ---          ---      -------
Net increase (decrease) in net assets from operations.....    $35,283       1,460      5,473       (19)         108      355,641
                                                              =======       =====     ======       ===          ===      =======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Changes in Net Assets
For the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995
(In thousands)

                                                                      Growth and
                                            Money Market Fund         Income Fund      Precious Metals Fund    High Income Fund
                                            ----------------        ---------------      ----------------      ----------------
                                             1996       1995        1996       1995       1996       1995       1996       1995
                                           -------    -------      -------    ------     ------     ------     ------    -------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net.......     $ 7,184     17,718      14,204     (1,279)       610         52     25,662     15,167
  Realized gains (losses) on
   investments, net...................           -          -      79,737     21,076      5,654      2,150      6,708      3,298
  Net change in unrealized appreciation
   (depreciation) on investments......           -          -     (54,539)   147,406       (231)    (2,147)   (22,452)    27,669
                                          --------    -------     -------    -------    -------     ------    -------    -------
      Net increase (decrease) in
       net assets from operations.....       7,184     17,718      39,402    167,203      6,033         55      9,918     46,134
                                          --------    -------     -------    -------    -------     ------    -------    -------
 Contract transactions (note 6):
  Purchase payments...................      88,633    190,018      78,445     98,725     16,558     11,049     27,084     47,086
  Transfers between funds.............     (35,816)  (169,358)     22,023    150,088     (1,501)   (17,212)   (12,156)    46,491
  Surrenders and terminations.........     (60,142)  (120,722)    (51,981)   (73,514)    (5,588)   (11,728)   (17,716)   (43,591)
  Rescissions.........................      (1,021)    (5,198)     (1,811)    (1,783)      (156)      (326)      (478)    (1,643)
  Other transactions (note 2).........        (227)       238         385        240         58        (36)        59         77
                                          --------    -------     -------    -------    -------     ------    -------    -------
      Net increase (decrease)
       in net assets resulting from
       contract transactions..........      (8,573)  (105,022)     47,061    173,756      9,371    (18,253)    (3,207)    48,420
                                          --------    -------     -------    -------    -------     ------    -------    -------
Increase (decrease) in net assets.....      (1,389)   (87,304)     86,463    340,959     15,404    (18,198)     6,711     94,554
                                          --------    -------     -------    -------    -------     ------    -------    -------
Net assets at beginning of period.....     399,935    487,239     812,732    471,773     97,630    115,828    323,580    229,026
                                          --------    -------     -------    -------    -------     ------    -------    -------
Net assets at end of period...........    $398,546    399,935     899,195    812,732    113,034     97,630    330,291    323,580
                                          ========    =======     =======    =======    =======     ======    =======    =======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995
(In thousands)

                                              Real Estate         U.S. Government                                  Zero Coupon
                                            Securities Fund       Securities Fund       Utility Equity Fund        Fund - 1995
                                            ---------------       ---------------        -----------------        ------------
                                           1996        1995       1996       1995        1996         1995        1996     1995
                                          ------      ------     ------     ------      ------       ------      ------   ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net.......   $ 7,277      3,361      32,411     30,379      51,284       48,876        -      2,395
  Realized gains (losses) on
   investments, net...................     1,467      1,477       2,439      2,695      18,149        1,589        -        600
  Net change in unrealized appreciation
   (depreciation) on investments......     4,211     22,517     (46,785)    54,968     (27,740)     255,500        -       (597)
                                        --------    -------     -------    -------   ---------    ---------      ---    -------
      Net increase (decrease) in
       net assets from operations.....    12,955     27,355     (11,935)    88,042      41,693      305,965        -      2,398
                                        --------    -------     -------    -------   ---------    ---------      ---    -------
 Contract transactions (note 6):
  Purchase payments...................    12,992     19,829      23,782     47,766      36,512       73,558        -      1,557
  Transfers between funds.............     3,725    (12,435)    (28,123)    (5,307)    (87,436)      10,721        -    (36,522)
  Surrenders and terminations.........   (10,151)   (17,397)    (34,711)   (74,423)    (81,772)    (141,926)       -    (13,413)
  Rescissions.........................      (107)      (277)       (531)    (1,813)       (529)      (1,891)       -        (49)
  Other transactions (note 2).........       (25)        99         297        132         130          537        -         88
                                        --------    -------     -------    -------   ---------    ---------      ---    -------
      Net increase (decrease)
       in net assets resulting from
       contract transactions.........      6,434    (10,181)    (39,286)   (33,645)   (133,095)     (59,001)       -    (48,339)
                                        --------    -------     -------    -------   ---------    ---------      ---    -------
Increase (decrease) in net assets.....    19,389     17,174     (51,221)    54,397     (91,402)     246,964        -    (45,941)
                                        --------    -------     -------    -------   ---------    ---------      ---    -------
Net assets at beginning of period.....   198,773    181,599     559,234    504,837   1,305,495    1,058,531        -     45,941
                                        --------    -------     -------    -------   ---------    ---------      ---    -------
Net assets at end of period...........  $218,162    198,773     508,013    559,234   1,214,093    1,305,495        -          -
                                        ========    =======     =======    =======   =========    =========      ===    =======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995
(In thousands)

                                                  Zero Coupon           Zero Coupon         Zero Coupon       Templeton Global
                                                  Fund - 2000           Fund - 2005         Fund - 2010    Income Securities Fund
                                                ---------------        -------------       -------------      ----------------
                                                1996       1995       1996      1995      1996      1995      1996        1995
                                               ------     ------     ------    ------    ------     -----    ------      ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net...........    $ 5,162      2,895     3,245      1,752     3,201     1,068     13,871      5,291
  Realized gains (losses) on
   investments, net.......................        975      1,081       424        753     2,855     2,987      1,034       (206)
  Net change in unrealized appreciation
   (depreciation) on investments..........     (9,200)    12,514    (9,018)    13,063   (14,574)   15,696    (13,993)    22,286
                                             --------    -------    ------     ------    ------    ------    -------    -------
      Net increase (decrease) in
       net assets from operations.........     (3,063)    16,490    (5,349)    15,568    (8,518)   19,751        912     27,371
                                             --------    -------    ------     ------    ------    ------    -------    -------
 Contract transactions (note 6):
  Purchase payments.......................      8,311     16,203     6,696     13,119     7,074    12,239      6,812     13,098
  Transfers between funds.................     (3,404)    13,339    (1,482)     4,711    (2,704)    9,807    (13,086)   (21,421)
  Surrenders and terminations.............     (7,162)   (10,927)   (2,765)    (4,654)   (2,982)   (5,624)   (13,856)   (29,898)
  Rescissions.............................       (142)      (263)     (134)      (185)     (110)     (469)      (156)      (400)
  Other transactions (note 2).............         18        (17)        1        (23)       15       177         77         25
                                             --------    -------    ------     ------    ------    ------    -------    -------
      Net increase (decrease) in
       net assets resulting from
       contract transactions..............     (2,379)    18,335     2,316     12,968     1,293    16,130    (20,209)   (38,596)
                                             --------    -------    ------     ------    ------    ------    -------    -------
Increase (decrease) in net assets.........     (5,442)    34,825    (3,033)    28,536    (7,225)   35,881    (19,297)   (11,225)
                                             --------    -------    ------     ------    ------    ------    -------    -------
Net assets at beginning of period.........    110,965     76,140    73,292     44,756    77,136    41,255    220,143    231,368
                                             --------    -------    ------     ------    ------    ------    -------    -------
Net assets at end of period...............   $105,523    110,965    70,259     73,292    69,911    77,136    200,846    220,143
                                             ========    =======    ======     ======    ======    ======    =======    =======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995
(In thousands)

                                        Investment Grade                                 Adjustable U.S.          Templeton
                                     Intermediate Bond Fund  Income Securities Fund      Government Fund     Pacific Growth Fund
                                        ----------------        -----------------        --------------        ---------------
                                        1996        1995        1996         1995       1996       1995       1996        1995
                                       ------      ------       ------      ------     ------     ------     ------      ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net....   $ 6,767       3,922       53,737      44,301     11,131      9,723      7,738       1,633
  Realized gains (losses) on
   investments, net................       526         624       15,558       7,100        (12)    (1,327)    11,154       3,150
  Net change in unrealized
   appreciation (depreciation)
   on investments..................    (7,195)      7,237      (30,335)    145,457     (7,661)     6,258     17,216      14,929
                                     --------     -------    ---------   ---------    -------    -------    -------     -------
      Net increase (decrease) in
       net assets from operations..        98      11,783       38,960     196,858      3,458     14,654     36,108      19,712
                                     --------     -------    ---------   ---------    -------    -------    -------     -------
 Contract transactions (note 6):
  Purchase payments................     8,204      15,136       92,086     145,910     21,783     43,555     20,493      27,022
  Transfers between funds..........    (4,453)        364      (17,930)     33,034    (28,098)   (75,287)    16,757     (52,319)
  Surrenders and terminations......    (7,582)    (16,323)     (70,315)   (125,202)   (10,863)   (27,666)   (18,066)    (35,125)
  Rescissions......................      (226)       (379)      (2,308)     (3,470)      (525)    (1,087)      (177)     (1,057)
  Other transactions (note 2)......        (5)        (24)         449         670         23        296        126         (45)
                                     --------     -------    ---------   ---------    -------    -------    -------     -------
      Net increase (decrease) in
       net assets resulting from
       contract transactions.......    (4,062)     (1,226)       1,982      50,942    (17,680)   (60,189)    19,133     (61,524)
                                     --------     -------    ---------   ---------    -------    -------    -------     -------
Increase (decrease) in net assets..    (3,964)     10,557       40,942     247,800    (14,222)   (45,535)    55,241     (41,812)
                                     --------     -------    ---------   ---------    -------    -------    -------     -------
Net assets at beginning of period..   149,882     139,325    1,175,143     927,343    174,507    220,042    306,843     348,655
                                     --------     -------    ---------   ---------    -------    -------    -------     -------
Net assets at end of period........  $145,918     149,882    1,216,085   1,175,143    160,285    174,507    362,084     306,843
                                     ========     =======    =========   =========    =======    =======    =======     =======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995
(In thousands)

                                                                                            Templeton
                                                Rising         Templeton International Developing Markets         Templeton
                                            Dividends Fund           Equity Fund           Equity Fund       Global Growth Fund
                                           ----------------        ---------------       ---------------       --------------
                                           1996        1995       1996        1995       1996       1995      1996        1995
                                          -------     ------    -------      ------     ------     ------    ------      ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net.......    $ 6,412      2,452     17,678       1,998       683     (1,241)     4,299      (2,008)
  Realized gains (losses) on
   investments, net...................      4,221      1,323     31,384      20,155     4,386       (277)     7,279         303
  Net change in unrealized appreciation
   (depreciation) on investments......     16,782     81,539     44,357      42,587    19,577      3,149     23,705      26,429
                                         --------    -------    -------     -------   -------    -------    -------     -------
      Net increase (decrease) in
       net assets from operations.....     27,415     85,314     93,419      64,740    24,646      1,631     35,283      24,724
                                         --------    -------    -------     -------   -------    -------    -------     -------
 Contract transactions (note 6):
  Purchase payments...................     29,824     42,756     58,128      99,403    32,123     42,027     78,353     119,490
  Transfers between funds.............      2,245     50,303     34,652     (30,418)   41,320     22,865     33,116      46,237
  Surrenders and terminations.........    (21,337)   (35,907)   (41,253)    (72,338)   (7,370)    (7,387)   (14,362)    (15,658)
  Rescissions.........................       (634)      (750)      (737)     (2,115)     (257)    (1,069)      (832)     (1,966)
  Other transactions (note 2).........        110        131        353          59        71        (55)        68          64
                                         --------    -------    -------     -------   -------    -------    -------     -------
      Net increase (decrease) in
       net assets resulting from
       contract transactions..........     10,208     56,533     51,143      (5,409)   65,887     56,381     96,343     148,167
                                         --------    -------    -------     -------   -------    -------    -------     -------
Increase (decrease) in net assets.....     37,623    141,847    144,562      59,331    90,533     58,012    131,626     172,891
                                         --------    -------    -------     -------   -------    -------    -------     -------
Net assets at beginning of period.....    422,992    281,145    794,670     735,339   150,481     92,469    322,284     149,393
                                         --------    -------    -------     -------   -------    -------    -------     -------
Net assets at end of period...........   $460,615    422,992    939,232     794,670   241,014    150,481    453,910     322,284
                                         ========    =======    =======     =======   =======    =======    =======     =======

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995
(In thousands)

                                                       Templeton                                                   Templeton
                                                     Global Asset                                             International Smaller
                                                    Allocation Fund      Small Cap Fund   Capital Growth Fund    Companies Fund
                                                    --------------        -------------      -------------       --------------
                                                   1996        1995      1996      1995     1996       1995     1996       1995
                                                  ------      ------    ------    ------   ------     ------   ------     ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net................  $  (148)       127      (408)      (25)     (10)         -      (15)         -
  Realized gains (losses) on investments, net..      135         71       716         -      (15)         -        1          -
  Net change in unrealized appreciation
   (depreciation) on investments...............    1,473        323     5,165       183        6          -      122          -
                                                 -------     ------    ------     -----    -----      -----    -----       ----
      Net increase (decrease) in net assets
       from operations.........................    1,460        521     5,473       158      (19)         -      108          -
                                                 -------     ------    ------     -----    -----      -----    -----       ----
 Contract transactions (note 6):
  Purchase payments............................    9,444      5,580    23,676     2,140    1,223          -      942          -
  Transfers between funds......................    8,050      9,316    59,891    11,013    3,650          -    4,385          -
  Surrenders and terminations..................     (884)    (1,163)   (3,183)      (36)      (4)         -      (22)         -
  Rescissions..................................      (36)       (27)     (165)      (19)       -          -      (21)         -
  Other transactions (note 2)..................       (5)         7       152         4        -          -        -          -
                                                 -------     ------    ------    ------    -----      -----    -----       ----
      Net increase (decrease) in net assets
       resulting from contract transactions....   16,569     13,713    80,371    13,102    4,869          -    5,284          -
                                                 -------     ------    ------    ------    -----      -----    -----       ----
Increase (decrease) in net assets..............   18,029     14,234    85,844    13,260    4,850          -    5,392          -
                                                 -------     ------    ------    ------    -----      -----    -----       ----
Net assets at beginning of period..............   14,234          -    13,260         -        -          -        -          -
                                                 -------     ------    ------    ------    -----      -----    -----       ----
Net assets at end of period....................  $32,263     14,234    99,104    13,260    4,850          -    5,392          -
                                                 =======     ======    ======    ======    =====      =====    =====       ====

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
===========================================================================================================================

Financial Statements (cont.)

Statements of Changes in Net Assets (cont.)
For the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995
(In thousands)

                                                                                                             Total All Funds
                                                                                                           -------------------
                                                                                                            1996         1995
                                                                                                           ------       ------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net......................................................................    $ 271,975      188,557
  Realized gains (losses) on investments, net........................................................      194,775       68,622
  Net change in unrealized appreciation (depreciation) on investments................................     (111,109)     896,966
                                                                                                        ----------    ---------
      Net increase (decrease) in net assets from operations..........................................      355,641    1,154,145
                                                                                                        ----------    ---------
 Contract transactions (note 6):
  Purchase payments..................................................................................      689,178    1,087,266
  Transfers between funds............................................................................       (6,375)     (11,990)
  Surrenders and terminations........................................................................     (484,067)    (884,622)
  Rescissions........................................................................................      (11,093)     (26,236)
  Other transactions (note 2)........................................................................        2,130        2,644
                                                                                                        ----------    ---------
      Net increase (decrease) in net assets resulting from contract transactions.....................      189,773      167,062
                                                                                                        ----------    ---------
Increase (decrease) in net assets....................................................................      545,414    1,321,207
                                                                                                        ----------    ---------
Net assets at beginning of period....................................................................    7,703,211    6,382,004
                                                                                                        ----------    ---------
Net assets at end of period..........................................................................   $8,248,625    7,703,211
                                                                                                        ==========    =========

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================

Notes to Financial Statements
June 30, 1996 (unaudited)

1. Organization

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc., in accordance with the selection made by the contract owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.

2. Significant Accounting Policies

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to deferred annuity contract owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3%.

The Templeton Global Asset Allocation Fund, Fixed Account and Small Cap Fund were added as available investment options on May 1, 1995, October 1, 1995 and November 1, 1995, respectively. The Zero Coupon - 1995 Fund matured and was closed on December 15, 1995. The Capital Growth Fund and Templeton International Smaller Companies Fund were added as available investment options on May 1, 1996.

On May 1, 1995, the Equity Growth Fund name was changed to Growth and Income Fund. The Global Income Fund name was changed to Templeton Global Income Securities Fund on May 1, 1996.

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 1.25% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of the Variable Account.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================

Notes to Financial Statements (cont.)
June 30, 1996 (unaudited)

2. Significant Accounting Policies (cont.)

Expenses (cont.)

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges paid by the contract owners during the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995 were $2,250,020 and $4,294,361, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and (b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:

             Valuemark II                            Valuemark III
     ---------------------------             ----------------------------
     Years Since Payment  Charge             Years Since Payment   Charge
     -------------------  ------             -------------------   ------
             0-1            5%                       0-1             6%
             1-2            5%                       1-2             5%
             2-3            4%                       2-3             4%
             3-4            3%                       3-4             3%
             4-5           1.5%                      4-5            1.5%
             5+             0%                       5+              0%

and (c) adding the products of each multiplication in (b) above.

A deferred annuity contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid, less any prior surrenders, without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995 were $5,444,241 and $12,373,225, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges paid by the contract owners for the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995 were $44,417 and $119,180, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Transfers to the Fixed Account for the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995 were $6,375,180 and $11,989,631, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

On certain contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to 9% of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================

Notes to Financial Statements (cont.)
June 30, 1996 (unaudited)

3. Capitalization

Allianz Life provides capital for the establishment of new funds as investment options of the Variable Account. The capitalization transactions were as follows during the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995:

                                                  Capitalization    Date of     Market Value    Date of      Current
Fund                                                  Amount     Capitalization at Withdrawal Withdrawal  Market Value
-------------------------------------------------    --------       --------      --------      -------     --------
Templeton Global Asset Allocation Fund...........    $500,000       4/18/95       $525,500     12/21/95            -
Small Cap Fund...................................     250,000       9/18/95        313,250      5/29/96            -
Capital Growth Fund..............................     250,000       4/30/96              -            -     $254,500
Templeton International Smaller Companies Fund...     250,000       4/30/96              -            -      258,250

4. Investment Transactions

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the period ended June 30, 1996 (unaudited) (in thousands):

Money Market Fund.................................    $197,013
Growth and Income Fund............................     172,871
Precious Metals Fund..............................      49,380
High Income Fund..................................      77,724
Real Estate Securities Fund.......................      23,116
U.S. Government Securities Fund...................      38,439
Utility Equity Fund...............................      71,297
Zero Coupon Fund - 2000...........................      12,244
Zero Coupon Fund - 2005...........................       9,240
Zero Coupon Fund - 2010...........................      25,197
Templeton Global Income Securities Fund...........      16,998
Investment Grade Intermediate Bond Fund...........      12,041
Income Securities Fund............................     113,097
Adjustable U.S. Government Fund...................      23,493
Templeton Pacific Growth Fund.....................      80,084
Rising Dividends Fund.............................      40,727
Templeton International Equity Fund...............     117,341
Templeton Developing Markets Equity Fund..........      81,419
Templeton Global Growth Fund......................     110,534
Templeton Global Asset Allocation Fund............      18,579
Small Cap Fund....................................      96,332
Capital Growth Fund...............................       5,699
Templeton International Smaller Companies Fund....       5,301

5. Federal Income Taxes

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================

Notes to Financial Statements (cont.)
June 30, 1996 (unaudited)

6. Contract Transactions - Accumulation Unit Activity (In thousands)

Transactions in units for each fund for the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995 were as follows:

                                                          Growth                         Real        U.S.                 Zero
                                                Money       and    Precious    High     Estate    Government    Utility  Coupon
                                               Market     Income    Metals    Income  Securities  Securities    Equity   Fund -
                                                Fund       Fund      Fund      Fund      Fund        Fund        Fund     1995
                                               ------      -----    ------     -----    ------      -------     ------    -----
Accumulation units outstanding at
 December 31, 1994..........................   39,437     35,695     8,285    15,679    11,645      36,490      70,082    3,195
Contract transactions:
 Purchase payments..........................   15,069      6,403       796     2,877     1,233       3,115       4,303      106
 Transfers between funds....................  (13,495)     9,757    (1,290)    2,959      (792)       (266)        736   (2,398)
 Surrenders and terminations................   (9,580)    (4,859)     (846)   (2,661)   (1,077)     (4,916)     (8,372)    (905)
 Rescissions................................     (410)      (118)      (24)     (102)      (17)       (118)       (113)      (3)
 Other transactions.........................       19         15        (2)        4         6           8          33        5
                                               ------     ------    ------    ------    ------      ------      ------    -----
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions...........   (8,397)    11,198    (1,366)    3,077      (647)     (2,177)     (3,413)  (3,195)
                                               ------     ------    ------    ------    ------      -------     ------    -----
Accumulation units outstanding at
 December 31, 1995..........................   31,040     46,893     6,919    18,756    10,998      34,313      66,669        -
                                               ======     ======    ======    ======    ======      ======      ======    =====
Contract transactions (unaudited):
 Purchase payments..........................    6,764      4,407     1,008     1,537       696       1,484       1,865        -
 Transfers between funds....................   (2,733)     1,193      (152)     (685)      198      (1,759)     (4,535)       -
 Surrenders and terminations................   (4,603)    (2,939)     (341)   (1,006)     (545)     (2,171)     (4,194)       -
 Rescissions................................      (78)      (102)       (9)      (27)       (6)        (33)        (27)       -
 Other transactions.........................      (17)        23         5         3        (1)         19           7        -
                                               ------     ------     -----    ------    ------      ------      ------    -----
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions...........     (667)     2,582       511      (178)      342      (2,460)     (6,884)       -
                                               ------     ------     -----    ------    ------      ------      ------    -----
Accumulation units outstanding at
 June 30, 1996 (unaudited)..................   30,373     49,475     7,430    18,578    11,340      31,853      59,785        -
                                               ======     ======     =====    ======    ======      ======      ======    =====

                                         Zero      Zero     Zero      Templeton   Investment              Adjustable    Templeton
                                        Coupon    Coupon   Coupon   Global Income    Grade      Income       U.S.        Pacific
                                        Fund -    Fund -   Fund -    Securities  Intermediate Securities  Government     Growth
                                         2000      2005     2010        Fund       Bond Fund     Fund        Fund         Fund
                                         -----     -----    -----     ---------    --------     -------    --------      -------
Accumulation units outstanding at
 December 31, 1994...................    4,953     2,780    2,589       16,855       9,772       56,569      19,865      27,231
Contract transactions:
 Purchase payments...................      966       715      652          904       1,016        7,979       3,753       2,065
 Transfers between funds.............      800       269      511       (1,494)         30        1,879      (6,551)     (4,013)
 Surrenders and terminations.........     (636)     (249)    (297)      (2,058)     (1,099)      (6,965)     (2,397)     (2,714)
 Rescissions.........................      (16)      (10)     (27)         (28)        (25)        (192)        (95)        (82)
 Other transactions..................       (1)       (1)       9            2          (2)          39          25          (4)
                                         -----     -----    -----       ------       -----       ------      ------      ------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions....    1,113       724      848       (2,674)        (80)       2,740      (5,265)     (4,748)
                                         -----     -----    -----       ------       -----       ------      ------      ------
Accumulation units outstanding at
 December 31, 1995...................    6,066     3,504    3,437       14,181       9,692       59,309      14,600      22,483
                                         =====     =====    =====       ======       =====       ======      ======      ======
Contract transactions (unaudited):
 Purchase payments...................      463       340      348          443         533        4,563       1,807       1,383
 Transfers between funds.............     (192)      (73)    (124)        (852)       (289)        (903)     (2,331)      1,175
 Surrenders and terminations.........     (398)     (140)    (146)        (902)       (492)      (3,509)       (900)     (1,217)
 Rescissions.........................       (8)       (7)      (5)         (10)        (15)        (115)        (44)        (12)
 Other transactions..................        2         -        2            6           -           23           3           9
                                         -----     -----    -----       ------       -----       ------      ------      ------
      Net increase (decrease) in
       accumulation units resulting
       from contract transactions....     (133)      120       75       (1,315)       (263)          59      (1,465)      1,338
                                         -----     -----    -----       ------       -----       ------      ------      ------
Accumulation units outstanding at
 June 30, 1996 (unaudited)...........    5,933     3,624    3,512       12,866       9,429       59,368      13,135      23,821
                                         =====     =====    =====       ======       =====       ======      ======      ======

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
================================================================================

Notes to Financial Statements (cont.)
June 30, 1996 (unaudited)

6. Contract Transactions - Accumulation Unit Activity (In thousands) (cont.)

                                                         Templeton             Templeton                    Templeton
                                             Templeton  Developing  Templeton   Global                    International
                                  Rising   International  Markets    Global      Asset     Small  Capital    Smaller      Total
                                 Dividends    Equity      Equity     Growth   Allocation    Cap   Growth    Companies      All
                                   Fund        Fund        Fund       Fund       Fund      Fund    Fund       Fund        Funds
                                  ------     --------     -------    -------    -------    -----   -----    --------     ------
Accumulation units outstanding
 at December 31, 1994.........    28,778      60,464       9,774      14,637         -          -       -        -       474,775
Contract transactions:
 Purchase payments............     3,782       7,774       4,364      10,991       538        212       -        -        79,613
 Transfers between funds......     4,493      (2,530)      2,372       4,306       916      1,096       -        -        (2,705)
 Surrenders and
  terminations................    (3,208)     (5,662)       (773)     (1,448)     (114)        (4)      -        -       (60,840)
 Rescissions..................       (68)       (168)       (112)       (183)       (3)        (2)      -        -        (1,916)
 Other transactions...........        12           5          (7)          6         1          -       -        -           172
                                  ------      ------      ------      ------     -----      -----     ---      ---        ------
      Net increase (decrease)
       in accumulation units
       resulting from
       contract transactions..     5,011        (581)      5,844      13,672     1,338      1,302       -        -        14,324
                                  ------      ------      ------      ------     -----      -----     ---      ---        ------
Accumulation units outstanding
 at December 31, 1995.........    33,789      59,883      15,618      28,309     1,338      1,302       -        -       489,099
                                  ======      ======      ======      ======     =====      =====     ===      ===       =======
Contract transactions
 (unaudited):
 Purchase payments............     2,304       4,071       2,980       6,415       837      2,034     121       92        46,495
 Transfers between funds......       160       2,413       3,839       2,710       725      5,205     357      433         3,780
 Surrenders and
  terminations................    (1,649)     (2,903)       (686)     (1,185)      (80)      (284)      -       (2)      (30,292)
 Rescissions..................       (49)        (52)        (24)        (69)       (3)       (14)      -       (2)         (711)
 Other transactions...........         9          26           7           5         -         13       -        -           144
                                  ------      ------      ------      ------     -----      -----     ---      ---       -------
      Net increase (decrease)
       in accumulation units
       resulting from
       contract transactions..       775       3,555       6,116       7,876     1,479      6,954     478      521        19,416
                                  ------      ------      ------      ------     -----      -----     ---      ---       -------
Accumulation units outstanding
 at June 30, 1996 (unaudited).    34,564      63,438      21,734      36,185     2,817      8,256     478      521       508,515
                                  ======      ======      ======      ======     =====      =====     ===      ===       =======





                       ALLIANZ LIFE VARIABLE ACCOUNT B

                                      of

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                             Financial Statements


                              December 31, 1995

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

INDEPENDENT AUDITORS' REPORT

The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 1995, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended.
These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 1995, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.



                                             KPMG Peat Marwick LLP


Minneapolis, Minnesota
January 22, 1996


                                     ALLIANZ LIFE VARIABLE ACCOUNT B
                                                    of
                             ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                   Statements of Assets and Liabilities

                                            December 31, 1995

                                              (In thousands)

                                                        Growth                         Real        U.S.
                                               Money      and    Precious   High      Estate    Government
                                               Market   Income    Metals   Income   Securities  Securities
                                                Fund     Fund      Fund     Fund       Fund        Fund
                                              --------  -------  --------  -------  ----------  ----------
Investments at net asset value:

 Franklin Valuemark Funds:
  Money Market Fund, 400,242
   shares, cost $400,242                      $400,242        -         -        -           -           -
  Growth and Income Fund, 47,441
   shares, cost $642,464                             -  813,146         -        -           -           -
  Precious Metals Fund,
   6,938 shares, cost $95,110                        -        -    97,687        -           -           -
  High Income Fund, 23,702
   shares, cost $297,487                             -        -         -  323,767           -           -
  Real Estate Securities Fund,
   11,432 shares, cost $172,084                      -        -         -        -     198,914           -
  U.S. Government Securities Fund,
   39,967 shares, cost $517,705                      -        -         -        -           -     559,540
                                              --------  -------  --------  -------  ----------  ----------

     Total assets                              400,242  813,146    97,687  323,767     198,914     559,540
                                              --------  -------  --------  -------  ----------  ----------

Liabilities:

 Accrued mortality and expense risk charges        274      370        51      167         126         273
 Accrued administrative charges                     33       44         6       20          15          33
                                              --------  -------  --------  -------  ----------  ----------

     Total liabilities                             307      414        57      187         141         306
                                              --------  -------  --------  -------  ----------  ----------

     Net assets                               $399,935  812,732    97,630  323,580     198,773     559,234
                                              ========  =======  ========  =======  ==========  ==========

Contract owners' equity:

 Contracts in accumulation period (note 6)    $399,901  811,706    97,630  323,580     198,773     559,234
 Contracts in annuity payment
  period (note 2)                                   34    1,026         -        -           -           -
                                              --------  -------  --------  -------  ----------  ----------

     Total contract owners' equity            $399,935  812,732    97,630  323,580     198,773     559,234
                                              ========  =======  ========  =======  ==========  ==========


See accompanying notes to financial statements.


                             ALLIANZ LIFE VARIABLE ACCOUNT B
                                            of
                     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                     Statements of Assets and Liabilities (Continued)

                                    December 31, 1995

                                      (In thousands)

                                                           Zero     Zero    Zero
                                               Utility    Coupon   Coupon  Coupon  Global
                                                Equity    Fund -   Fund -  Fund -  Income
                                                 Fund      2000     2005    2010    Fund
                                              ----------  -------  ------  ------  -------
Investments at net asset value:

 Franklin Valuemark Funds:
  Utility Equity Fund, 72,973
   shares, cost $1,140,098                    $1,306,215        -       -       -        -
  Zero Coupon Fund - 2000,
   7,059 shares, cost $97,854                          -  111,030       -       -        -
  Zero Coupon Fund - 2005,
   4,220 shares, cost $61,163                          -        -  73,337       -        -
  Zero Coupon Fund - 2010,
   4,278 shares, cost $63,295                          -        -       -  77,181        -
  Global Income Fund, 16,365
   shares, cost $208,411                               -        -       -       -  220,267
                                              ----------  -------  ------  ------  -------

     Total assets                              1,306,215  111,030  73,337  77,181  220,267
                                              ----------  -------  ------  ------  -------

Liabilities:

 Accrued mortality and expense risk charges          643       58      40      40      111
 Accrued administrative charges                       77        7       5       5       13
                                              ----------  -------  ------  ------  -------

     Total liabilities                               720       65      45      45      124
                                              ----------  -------  ------  ------  -------

     Net assets                               $1,305,495  110,965  73,292  77,136  220,143
                                              ==========  =======  ======  ======  =======

Contract owners' equity:

 Contracts in accumulation period (note 6)    $1,304,348  110,965  73,292  77,136  220,143
 Contracts in annuity payment
  period (note 2)                                  1,147        -       -       -        -
                                              ----------  -------  ------  ------  -------

     Total contract owners' equity            $1,305,495  110,965  73,292  77,136  220,143
                                              ==========  =======  ======  ======  =======


See accompanying notes to financial statements.


                                            ALLIANZ LIFE VARIABLE ACCOUNT B
                                                           of
                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                    Statements of Assets and Liabilities (Continued)

                                                   December 31, 1995

                                                     (In thousands)

                                               Investment                Adjustable  Templeton               Templeton
                                                  Grade        Income       U.S.      Pacific    Rising    International
                                              Intermediate   Securities  Government   Growth    Dividends     Equity
                                                Bond Fund       Fund        Fund       Fund       Fund         Fund
                                              -------------  ----------  ----------  ---------  ---------  -------------
Investments at net asset value:

 Franklin Valuemark Funds:
  Investment Grade Intermediate Bond
   Fund, 10,675 shares, cost $141,092         $     149,978           -           -          -          -              -
  Income Securities Fund, 71,388
   shares, cost $1,051,796                                -   1,175,760           -          -          -              -
  Adjustable U.S. Government Fund,
   16,228 shares, cost $175,816                           -           -     174,610          -          -              -
  Templeton Pacific Growth Fund,
   22,071 shares, cost $293,424                           -           -           -    307,008          -              -
  Rising Dividends Fund, 33,432
   shares, cost $356,060                                  -           -           -          -    423,255              -
  Templeton International Equity Fund,
   59,699 shares, cost $741,003                           -           -           -          -          -        795,190
                                              -------------  ----------  ----------  ---------  ---------  -------------

     Total assets                                   149,978   1,175,760     174,610    307,008    423,255        795,190
                                              -------------  ----------  ----------  ---------  ---------  -------------

Liabilities:

 Accrued mortality and expense risk charges              86         551          92        147        235            464
 Accrued administrative charges                          10          66          11         18         28             56
                                              -------------  ----------  ----------  ---------  ---------  -------------

     Total liabilities                                   96         617         103        165        263            520
                                              -------------  ----------  ----------  ---------  ---------  -------------

     Net assets                               $     149,882   1,175,143     174,507    306,843    422,992        794,670
                                              =============  ==========  ==========  =========  =========  =============

Contract owners' equity:

 Contracts in accumulation period (note 6)    $     149,882   1,173,447     174,507    306,448    422,318        794,226
 Contracts in annuity payment
  period (note 2)                                         -       1,696           -        395        674            444
                                              -------------  ----------  ----------  ---------  ---------  -------------

     Total contract owners' equity            $     149,882   1,175,143     174,507    306,843    422,992        794,670
                                              =============  ==========  ==========  =========  =========  =============


See accompanying notes to financial statements.


                                  ALLIANZ LIFE VARIABLE ACCOUNT B
                                                of
                          ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                         Statements of Assets and Liabilities (Continued)

                                         December 31, 1995

                                          (In thousands)

                                               Templeton              Templeton
                                              Developing   Templeton    Global
                                                Markets     Global      Asset     Small     Total
                                                Equity      Growth    Allocation   Cap       All
                                                 Fund        Fund        Fund      Fund     Funds
                                              -----------  ---------  ----------  ------  ---------
Investments at net asset value:

 Franklin Valuemark Funds:
  Templeton Developing Markets Equity
   Fund, 15,394 shares, cost $153,792         $   150,553          -           -       -
  Templeton Global Growth Fund,
   27,442 shares, cost $295,657                         -    322,442           -       -
  Templeton Global Asset Allocation
   Fund, 1,364 shares, cost $14,024                     -          -      14,347       -
  Small Cap Fund, 1,299 shares,
   cost $13,104                                         -          -           -  13,287
                                              -----------  ---------  ----------  ------

     Total assets                                 150,553    322,442      14,347  13,287  7,707,756
                                              -----------  ---------  ----------  ------  ---------

Liabilities:

 Accrued mortality and expense risk charges            64        141         101      24      4,058
 Accrued administrative charges                         8         17          12       3        487
                                              -----------  ---------  ----------  ------  ---------

     Total liabilities                                 72        158         113      27      4,545
                                              -----------  ---------  ----------  ------  ---------

     Net assets                               $   150,481    322,284      14,234  13,260  7,703,211
                                              ===========  =========  ==========  ======  =========

Contract owners' equity:

 Contracts in accumulation period (note 6)    $   149,649    320,997      14,167  13,211  7,695,560
 Contracts in annuity payment
  period (note 2)                                     832      1,287          67      49      7,651
                                              -----------  ---------  ----------  ------  ---------

     Total contract owners' equity            $   150,481    322,284      14,234  13,260  7,703,211
                                              ===========  =========  ==========  ======  =========


See accompanying notes to financial statements.


                                       ALLIANZ LIFE VARIABLE ACCOUNT B
                                                      of
                               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                           Statements of Operations

                                     For the year ended December 31, 1995

                                                (In thousands)

                                                        Growth                           Real         U.S.
                                             Money       and     Precious     High      Estate     Government
                                             Market     Income    Metals     Income   Securities   Securities
                                              Fund       Fund      Fund       Fund       Fund         Fund
                                           ----------  --------  ---------  --------  -----------  -----------
Investment income:
  Dividends reinvested in fund shares      $  23,692     7,314      1,546    19,247        5,958       37,956
                                           ----------  --------  ---------  --------  -----------  -----------

Expenses:
  Mortality and expense risk charges           5,334     7,672      1,334     3,643        2,319        6,765
  Administrative charges                         640       921        160       437          278          812
                                           ----------  --------  ---------  --------  -----------  -----------

     Total expenses                            5,974     8,593      1,494     4,080        2,597        7,577
                                           ----------  --------  ---------  --------  -----------  -----------

     Investment income (loss), net            17,718    (1,279)        52    15,167        3,361       30,379

Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                   -    15,921      1,145         -            -            -
                                           ----------  --------  ---------  --------  -----------  -----------
  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                       421,429    39,408     64,829    49,344       34,264       84,760
   Cost of investments sold                 (421,429)  (34,253)   (63,824)  (46,046)     (32,787)     (82,065)
                                           ----------  --------  ---------  --------  -----------  -----------
     Total realized gains (losses) on
      sales of investments, net                    -     5,155      1,005     3,298        1,477        2,695
                                           ----------  --------  ---------  --------  -----------  -----------

     Realized gains (losses)
      on investments, net                          -    21,076      2,150     3,298        1,477        2,695

 Net change in unrealized appreciation
  (depreciation) on investments                    -   147,406     (2,147)   27,669       22,517       54,968
                                           ----------  --------  ---------  --------  -----------  -----------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net           -   168,482          3    30,967       23,994       57,663
                                           ----------  --------  ---------  --------  -----------  -----------

Net increase (decrease) in
 net assets from operations                $  17,718   167,203         55    46,134       27,355       88,042
                                           ==========  ========  =========  ========  ===========  ===========


See accompanying notes to financial statements.


                                  ALLIANZ LIFE VARIABLE ACCOUNT B
                                                 of
                          ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                Statements of Operations (Continued)

                                For the year ended December 31, 1995

                                           (In thousands)

                                                       Zero      Zero     Zero      Zero
                                          Utility     Coupon    Coupon   Coupon    Coupon    Global
                                           Equity     Fund -    Fund -   Fund -    Fund -    Income
                                            Fund       1995      2000     2005      2010      Fund
                                         ----------  --------  --------  -------  --------  --------
Investment income:
  Dividends reinvested in fund shares    $  65,100     2,930     4,248    2,593     1,881     8,424
                                         ----------  --------  --------  -------  --------  --------

Expenses:
  Mortality and expense risk charges        14,486       478     1,208      751       726     2,797
  Administrative charges                     1,738        57       145       90        87       336
                                         ----------  --------  --------  -------  --------  --------

     Total expenses                         16,224       535     1,353      841       813     3,133
                                         ----------  --------  --------  -------  --------  --------

     Investment income (loss), net          48,876     2,395     2,895    1,752     1,068     5,291

Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                 -        14         -        -         -         -
                                         ----------  --------  --------  -------  --------  --------
  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                     134,789    53,632    11,775    8,345    34,323    54,834
   Cost of investments sold               (133,200)  (53,046)  (10,694)  (7,592)  (31,336)  (55,040)
                                         ----------  --------  --------  -------  --------  --------
     Total realized gains (losses) on
      sales of investments, net              1,589       586     1,081      753     2,987      (206)
                                         ----------  --------  --------  -------  --------  --------

     Realized gains (losses)
      on investments, net                    1,589       600     1,081      753     2,987      (206)

 Net change in unrealized appreciation
  (depreciation) on investments            255,500      (597)   12,514   13,063    15,696    22,286
                                         ----------  --------  --------  -------  --------  --------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net   257,089         3    13,595   13,816    18,683    22,080
                                         ----------  --------  --------  -------  --------  --------

Net increase (decrease) in
  net assets from operations             $ 305,965     2,398    16,490   15,568    19,751    27,371
                                         ==========  ========  ========  =======  ========  ========


See accompanying notes to financial statements.


                                             ALLIANZ LIFE VARIABLE ACCOUNT B
                                                           of
                                     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                          Statements of Operations (Continued)

                                          For the year ended December 31, 1995

                                                     (In thousands)

                                           Investment                 Adjustable   Templeton                 Templeton
                                             Grade         Income        U.S.       Pacific      Rising    International
                                          Intermediate   Securities   Government     Growth    Dividends       Equity
                                           Bond Fund        Fund         Fund         Fund        Fund          Fund
                                         --------------  -----------  -----------  ----------  ----------  --------------
Investment income:
  Dividends reinvested in fund shares    $       5,974       58,967       12,390       6,144       7,357          12,759
                                         --------------  -----------  -----------  ----------  ----------  --------------

Expenses:
  Mortality and expense risk charges             1,832       13,095        2,381       4,028       4,379           9,608
  Administrative charges                           220        1,571          286         483         526           1,153
                                         --------------  -----------  -----------  ----------  ----------  --------------

     Total expenses                              2,052       14,666        2,667       4,511       4,905          10,761
                                         --------------  -----------  -----------  ----------  ----------  --------------

     Investment income (loss), net               3,922       44,301        9,723       1,633       2,452           1,998

Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                     -        4,746            -       2,555           -          15,808
                                         --------------  -----------  -----------  ----------  ----------  --------------
  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                          16,878       62,553       87,316     142,977      21,235          99,450
   Cost of investments sold                    (16,254)     (60,199)     (88,643)   (142,382)    (19,912)        (95,103)
                                         --------------  -----------  -----------  ----------  ----------  --------------
     Total realized gains (losses) on
      sales of investments, net                    624        2,354       (1,327)        595       1,323           4,347
                                         --------------  -----------  -----------  ----------  ----------  --------------

     Realized gains (losses)
      on investments, net                          624        7,100       (1,327)      3,150       1,323          20,155

 Net change in unrealized appreciation
  (depreciation) on investments                  7,237      145,457        6,258      14,929      81,539          42,587
                                         --------------  -----------  -----------  ----------  ----------  --------------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net         7,861      152,557        4,931      18,079      82,862          62,742
                                         --------------  -----------  -----------  ----------  ----------  --------------

Net increase (decrease) in
 net assets from operations              $      11,783      196,858       14,654      19,712      85,314          64,740
                                         ==============  ===========  ===========  ==========  ==========  ==============


See accompanying notes to financial statements.


                                   ALLIANZ LIFE VARIABLE ACCOUNT B
                                                  of
                           ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                 Statements of Operations (Continued)

                                 For the year ended December 31, 1995

                                            (In thousands)

                                           Templeton    Templeton     Templeton
                                          Developing      Global    Global Asset   Small      Total
                                            Markets       Growth     Allocation     Cap        All
                                          Equity Fund      Fund         Fund        Fund      Funds
                                         -------------  ----------  -------------  ------  -----------
Investment income:
  Dividends reinvested in fund shares    $        465       1,261            240       -      286,446
                                         -------------  ----------  -------------  ------  -----------

Expenses:
  Mortality and expense risk charges            1,523       2,919            101      22       87,401
  Administrative charges                          183         350             12       3       10,488
                                         -------------  ----------  -------------  ------  -----------

     Total expenses                             1,706       3,269            113      25       97,889
                                         -------------  ----------  -------------  ------  -----------

     Investment income (loss), net             (1,241)     (2,008)           127     (25)     188,557

Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                  109           -              -       -       40,298
                                         -------------  ----------  -------------  ------  -----------
  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                         19,245       6,235          4,619       1    1,452,241
   Cost of investments sold                   (19,631)     (5,932)        (4,548)     (1)  (1,423,917)
                                         -------------  ----------  -------------  ------  -----------
     Total realized gains (losses) on
      sales of investments, net                  (386)        303             71       -       28,324
                                         -------------  ----------  -------------  ------  -----------

     Realized gains (losses)
      on investments, net                        (277)        303             71       -       68,622

 Net change in unrealized appreciation
  (depreciation) on investments                 3,149      26,429            323     183      896,966
                                         -------------  ----------  -------------  ------  -----------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net        2,872      26,732            394     183      965,588
                                         -------------  ----------  -------------  ------  -----------

Net increase (decrease) in
 net assets from operations              $      1,631      24,724            521     158    1,154,145
                                         =============  ==========  =============  ======  ===========


See accompanying notes to financial statements.


                                       ALLIANZ LIFE VARIABLE ACCOUNT B
                                                      of
                               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                     Statements of Changes in Net Assets

                                For the years ended December 31, 1995 and 1994

                                                (In thousands)

                                                                       Growth    Growth
                                                  Money      Money      and       and     Precious   Precious
                                                  Market     Market    Income    Income    Metals     Metals
                                                   Fund       Fund      Fund      Fund      Fund       Fund
                                                ----------  --------  --------  --------  ---------  ---------
                                                   1995       1994      1995      1994      1995       1994
                                                ----------  --------  --------  --------  ---------  ---------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $  17,718     9,560    (1,279)   (2,959)        52       (793)
  Realized gains (losses) on investments, net           -         -    21,076     8,145      2,150      3,017
  Net change in unrealized appreciation
   (depreciation) on investments                        -         -   147,406   (21,586)    (2,147)    (5,762)
                                                ----------  --------  --------  --------  ---------  ---------

     Net increase (decrease) in net assets
      from operations                              17,718     9,560   167,203   (16,400)        55     (3,538)
                                                ----------  --------  --------  --------  ---------  ---------
 Contract transactions (note 6):
  Purchase payments                               190,018   402,816    98,725   124,695     11,049     38,433
  Transfers between funds                        (169,358)   34,121   150,088    59,547    (17,212)    19,303
  Surrenders and terminations                    (120,722)  (73,487)  (73,514)  (32,245)   (11,728)    (5,784)
  Rescissions                                      (5,198)   (9,660)   (1,783)   (1,852)      (326)      (354)
  Other transactions (note 2)                         238       250       240       (54)       (36)        (2)
                                                ----------  --------  --------  --------  ---------  ---------

     Net increase (decrease) in net assets
      resulting from contract transactions       (105,022)  354,040   173,756   150,091    (18,253)    51,596
                                                ----------  --------  --------  --------  ---------  ---------

Increase (decrease) in net assets                 (87,304)  363,600   340,959   133,691    (18,198)    48,058
                                                ----------  --------  --------  --------  ---------  ---------

Net assets at beginning of year                   487,239   123,639   471,773   338,082    115,828     67,770
                                                ----------  --------  --------  --------  ---------  ---------

Net assets at end of year                       $ 399,935   487,239   812,732   471,773     97,630    115,828
                                                ==========  ========  ========  ========  =========  =========


See accompanying notes to financial statements.


                                            ALLIANZ LIFE VARIABLE ACCOUNT B
                                                          of
                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                    Statements of Changes in Net Assets (Continued)

                                    For the years ended December 31, 1995 and 1994

                                                    (In thousands)

                                                                        Real         Real         U.S.         U.S.
                                                  High       High      Estate       Estate     Government   Government
                                                 Income     Income   Securities   Securities   Securities   Securities
                                                  Fund       Fund       Fund         Fund         Fund         Fund
                                                ---------  --------  -----------  -----------  -----------  -----------
                                                  1995       1994       1995         1994         1995         1994
                                                ---------  --------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $ 15,167     6,592        3,361         (357)      30,379       20,347
  Realized gains (losses) on investments, net      3,298     2,133        1,477           79        2,695        1,513
  Net change in unrealized appreciation
   (depreciation) on investments                  27,669   (15,346)      22,517         (466)      54,968      (57,407)
                                                ---------  --------  -----------  -----------  -----------  -----------

     Net increase (decrease) in net assets
      from operations                             46,134    (6,621)      27,355         (744)      88,042      (35,547)
                                                ---------  --------  -----------  -----------  -----------  -----------
 Contract transactions (note 6):
  Purchase payments                               47,086    73,592       19,829       69,260       47,766      105,968
  Transfers between funds                         46,491     5,342      (12,435)      35,863       (5,307)     (93,935)
  Surrenders and terminations                    (43,591)  (20,894)     (17,397)      (8,032)     (74,423)     (62,167)
  Rescissions                                     (1,643)   (1,104)        (277)        (635)      (1,813)      (3,388)
  Other transactions (note 2)                         77        84           99           (9)         132           64
                                                ---------  --------  -----------  -----------  -----------  -----------

     Net increase (decrease) in net assets
      resulting from contract transactions        48,420    57,020      (10,181)      96,447      (33,645)     (53,458)
                                                ---------  --------  -----------  -----------  -----------  -----------

Increase (decrease) in net assets                 94,554    50,399       17,174       95,703       54,397      (89,005)
                                                ---------  --------  -----------  -----------  -----------  -----------

Net assets at beginning of year                  229,026   178,627      181,599       85,896      504,837      593,842
                                                ---------  --------  -----------  -----------  -----------  -----------

Net assets at end of year                       $323,580   229,026      198,773      181,599      559,234      504,837
                                                =========  ========  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.


                                       ALLIANZ LIFE VARIABLE ACCOUNT B
                                                     of
                               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                               Statements of Changes in Net Assets (Continued)

                               For the years ended December 31, 1995 and 1994

                                               (In thousands)

                                                                           Zero     Zero      Zero     Zero
                                                  Utility     Utility     Coupon   Coupon    Coupon   Coupon
                                                  Equity       Equity     Fund -   Fund -    Fund -   Fund -
                                                   Fund         Fund       1995     1995      2000     2000
                                                -----------  ----------  --------  -------  --------  -------
                                                   1995         1994       1995     1994      1995     1994
                                                -----------  ----------  --------  -------  --------  -------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $   48,876      31,566     2,395    2,048     2,895    2,226
  Realized gains (losses) on investments, net        1,589      (4,505)      600      613     1,081      795
  Net change in unrealized appreciation
   (depreciation) on investments                   255,500    (209,171)     (597)  (2,957)   12,514   (8,436)
                                                -----------  ----------  --------  -------  --------  -------

     Net increase (decrease) in net assets
      from operations                              305,965    (182,110)    2,398     (296)   16,490   (5,415)
                                                -----------  ----------  --------  -------  --------  -------
 Contract transactions (note 6):
  Purchase payments                                 73,558     196,908     1,557    4,941    16,203   22,614
  Transfers between funds                           10,721    (313,095)  (36,522)   3,202    13,339    1,608
  Surrenders and terminations                     (141,926)    (97,394)  (13,413)  (6,634)  (10,927)  (5,586)
  Rescissions                                       (1,891)     (4,132)      (49)     (35)     (263)    (371)
  Other transactions (note 2)                          537        (179)       88       (8)      (17)     (11)
                                                -----------  ----------  --------  -------  --------  -------

     Net increase (decrease) in net assets
      resulting from contract transactions         (59,001)   (217,892)  (48,339)   1,466    18,335   18,254
                                                -----------  ----------  --------  -------  --------  -------

Increase (decrease) in net assets                  246,964    (400,002)  (45,941)   1,170    34,825   12,839
                                                -----------  ----------  --------  -------  --------  -------

Net assets at beginning of year                  1,058,531   1,458,533    45,941   44,771    76,140   63,301
                                                -----------  ----------  --------  -------  --------  -------

Net assets at end of year                       $1,305,495   1,058,531         -   45,941   110,965   76,140
                                                ===========  ==========  ========  =======  ========  =======


See accompanying notes to financial statements.


                                    ALLIANZ LIFE VARIABLE ACCOUNT B
                                                  of
                            ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                            Statements of Changes in Net Assets (Continued)

                            For the years ended December 31, 1995 and 1994

                                            (In thousands)

                                                  Zero     Zero     Zero     Zero
                                                 Coupon   Coupon   Coupon   Coupon    Global    Global
                                                 Fund -   Fund -   Fund -   Fund -    Income    Income
                                                  2005     2005     2010     2010      Fund      Fund
                                                --------  -------  -------  -------  --------  --------
                                                  1995     1994     1995     1994      1995      1994
                                                --------  -------  -------  -------  --------  --------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $ 1,752    1,027    1,068      736     5,291     3,045
  Realized gains (losses) on investments, net       753      626    2,987      135      (206)    1,653
  Net change in unrealized appreciation
   (depreciation) on investments                 13,063   (5,757)  15,696   (3,733)   22,286   (20,889)
                                                --------  -------  -------  -------  --------  --------

     Net increase (decrease) in net assets
      from operations                            15,568   (4,104)  19,751   (2,862)   27,371   (16,191)
                                                --------  -------  -------  -------  --------  --------
 Contract transactions (note 6):
  Purchase payments                              13,119   15,613   12,239    8,813    13,098    78,997
  Transfers between funds                         4,711     (294)   9,807   13,300   (21,421)   (5,062)
  Surrenders and terminations                    (4,654)  (2,526)  (5,624)  (3,226)  (29,898)  (16,449)
  Rescissions                                      (185)    (306)    (469)    (265)     (400)   (1,310)
  Other transactions (note 2)                       (23)     (96)     177        6        25       137
                                                --------  -------  -------  -------  --------  --------

     Net increase (decrease) in net assets
      resulting from contract transactions       12,968   12,391   16,130   18,628   (38,596)   56,313
                                                --------  -------  -------  -------  --------  --------

Increase (decrease) in net assets                28,536    8,287   35,881   15,766   (11,225)   40,122
                                                --------  -------  -------  -------  --------  --------

Net assets at beginning of year                  44,756   36,469   41,255   25,489   231,368   191,246
                                                --------  -------  -------  -------  --------  --------

Net assets at end of year                       $73,292   44,756   77,136   41,255   220,143   231,368
                                                ========  =======  =======  =======  ========  ========


See accompanying notes to financial statements.


                                                 ALLIANZ LIFE VARIABLE ACCOUNT B
                                                               of
                                         ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                         Statements of Changes in Net Assets (Continued)

                                         For the years ended December 31, 1995 and 1994

                                                         (In thousands)

                                                  Investment     Investment                              Adjustable   Adjustable
                                                    Grade           Grade        Income       Income        U.S.         U.S.
                                                 Intermediate   Intermediate   Securities   Securities   Government   Government
                                                  Bond Fund       Bond Fund       Fund         Fund         Fund         Fund
                                                --------------  -------------  -----------  -----------  -----------  -----------
                                                     1995           1994          1995         1994         1995         1994
                                                --------------  -------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $       3,922          1,833       44,301       14,009        9,723        8,204
  Realized gains (losses) on investments, net             624            677        7,100        4,517       (1,327)      (2,310)
  Net change in unrealized appreciation
   (depreciation) on investments                        7,237         (3,562)     145,457      (86,577)       6,258      (10,031)
                                                --------------  -------------  -----------  -----------  -----------  -----------

     Net increase (decrease) in net assets
      from operations                                  11,783         (1,052)     196,858      (68,051)      14,654       (4,137)
                                                --------------  -------------  -----------  -----------  -----------  -----------
 Contract transactions (note 6):
  Purchase payments                                    15,136         39,681      145,910      334,009       43,555      119,427
  Transfers between funds                                 364           (430)      33,034       44,929      (75,287)    (144,039)
  Surrenders and terminations                         (16,323)        (8,811)    (125,202)     (68,497)     (27,666)     (30,329)
  Rescissions                                            (379)          (527)      (3,470)      (6,184)      (1,087)      (2,051)
  Other transactions (note 2)                             (24)            (2)         670           81          296          110
                                                --------------  -------------  -----------  -----------  -----------  -----------

     Net increase (decrease) in net assets
      resulting from contract transactions             (1,226)        29,911       50,942      304,338      (60,189)     (56,882)
                                                --------------  -------------  -----------  -----------  -----------  -----------

Increase (decrease) in net assets                      10,557         28,859      247,800      236,287      (45,535)     (61,019)
                                                --------------  -------------  -----------  -----------  -----------  -----------

Net assets at beginning of year                       139,325        110,466      927,343      691,056      220,042      281,061
                                                --------------  -------------  -----------  -----------  -----------  -----------

Net assets at end of year                       $     149,882        139,325    1,175,143      927,343      174,507      220,042
                                                ==============  =============  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.


                                                ALLIANZ LIFE VARIABLE ACCOUNT B
                                                              of
                                        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                        Statements of Changes in Net Assets (Continued)

                                        For the years ended December 31, 1995 and 1994

                                                        (In thousands)

                                                 Templeton   Templeton                             Templeton       Templeton
                                                  Pacific     Pacific      Rising      Rising    International   International
                                                  Growth       Growth    Dividends   Dividends       Equity          Equity
                                                   Fund         Fund        Fund        Fund          Fund            Fund
                                                -----------  ----------  ----------  ----------  --------------  --------------
                                                   1995         1994        1995        1994          1995            1994
                                                -----------  ----------  ----------  ----------  --------------  --------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $    1,633      (3,669)      2,452         746           1,998          (6,764)
  Realized gains (losses) on investments, net        3,150       2,541       1,323      (1,037)         20,155           6,161
  Net change in unrealized appreciation
   (depreciation) on investments                    14,929     (32,730)     81,539     (14,714)         42,587         (22,558)
                                                -----------  ----------  ----------  ----------  --------------  --------------

     Net increase (decrease) in net assets
      from operations                               19,712     (33,858)     85,314     (15,005)         64,740         (23,161)
                                                -----------  ----------  ----------  ----------  --------------  --------------
 Contract transactions (note 6):
  Purchase payments                                 27,022     145,620      42,756      62,677          99,403         301,166
  Transfers between funds                          (52,319)     54,656      50,303     (19,751)        (30,418)        196,400
  Surrenders and terminations                      (35,125)    (18,242)    (35,907)    (17,224)        (72,338)        (29,507)
  Rescissions                                       (1,057)     (2,213)       (750)       (821)         (2,115)         (3,386)
  Other transactions (note 2)                          (45)         16         131         122              59              87
                                                -----------  ----------  ----------  ----------  --------------  --------------

     Net increase (decrease) in net assets
      resulting from contract transactions         (61,524)    179,837      56,533      25,003          (5,409)        464,760
                                                -----------  ----------  ----------  ----------  --------------  --------------

Increase (decrease) in net assets                  (41,812)    145,979     141,847       9,998          59,331         441,599
                                                -----------  ----------  ----------  ----------  --------------  --------------

Net assets at beginning of year                    348,655     202,676     281,145     271,147         735,339         293,740
                                                -----------  ----------  ----------  ----------  --------------  --------------

Net assets at end of year                       $  306,843     348,655     422,992     281,145         794,670         735,339
                                                ===========  ==========  ==========  ==========  ==============  ==============


See accompanying notes to financial statements.


                                             ALLIANZ LIFE VARIABLE ACCOUNT B
                                                            of
                                     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                     Statements of Changes in Net Assets (Continued)

                                      For the years ended December 31, 1995 and 1994

                                                      (In thousands)

                                                 Templeton     Templeton                            Templeton   Templeton
                                                 Developing   Developing   Templeton   Templeton     Global       Global
                                                  Markets       Markets      Global      Global       Asset       Asset
                                                   Equity       Equity       Growth      Growth    Allocation   Allocation
                                                    Fund         Fund         Fund        Fund        Fund         Fund
                                                ------------  -----------  ----------  ----------  -----------  ----------
                                                    1995         1994         1995        1994        1995         1994
                                                ------------  -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $    (1,241)        (542)     (2,008)       (812)         127            -
  Realized gains (losses) on investments, net          (277)         (77)        303          15           71            -
  Net change in unrealized appreciation
   (depreciation) on investments                      3,149       (6,388)     26,429         356          323            -
                                                ------------  -----------  ----------  ----------  -----------  ----------

     Net increase (decrease) in net assets
      from operations                                 1,631       (7,007)     24,724        (441)         521            -
                                                ------------  -----------  ----------  ----------  -----------  ----------
 Contract transactions (note 6):
  Purchase payments                                  42,027       57,484     119,490      89,328        5,580            -
  Transfers between funds                            22,865       43,967      46,237      64,368        9,316            -
  Surrenders and terminations                        (7,387)      (1,472)    (15,658)     (2,702)      (1,163)           -
  Rescissions                                        (1,069)        (501)     (1,966)     (1,166)         (27)           -
  Other transactions (note 2)                           (55)          (2)         64           6            7            -
                                                ------------  -----------  ----------  ----------  -----------  ----------

     Net increase (decrease) in net assets
      resulting from contract transactions           56,381       99,476     148,167     149,834       13,713            -
                                                ------------  -----------  ----------  ----------  -----------  ----------

Increase (decrease) in net assets                    58,012       92,469     172,891     149,393       14,234            -
                                                ------------  -----------  ----------  ----------  -----------  ----------

Net assets at beginning of year                      92,469            -     149,393           -            -            -
                                                ------------  -----------  ----------  ----------  -----------  ----------

Net assets at end of year                       $   150,481       92,469     322,284     149,393       14,234            -
                                                ============  ===========  ==========  ==========  ===========  ==========


See accompanying notes to financial statements.


                            ALLIANZ LIFE VARIABLE ACCOUNT B
                                          of
                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                    Statements of Changes in Net Assets (Continued)

                    For the years ended December 31, 1995 and 1994

                                    (In thousands)

                                                 Small    Small    Total       Total
                                                  Cap      Cap      All         All
                                                  Fund    Fund     Funds       Funds
                                                --------  -----  ----------  ----------
                                                  1995    1994      1995        1994
                                                --------  -----  ----------  ----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $   (25)      -    188,557      86,043
  Realized gains (losses) on investments, net         -       -     68,622      24,691
  Net change in unrealized appreciation
   (depreciation) on investments                    183       -    896,966    (527,714)
                                                --------  -----  ----------  ----------

     Net increase (decrease) in net assets
      from operations                               158       -  1,154,145    (416,980)
                                                --------  -----  ----------  ----------
 Contract transactions (note 6):
  Purchase payments                               2,140       -  1,087,266   2,292,042
  Transfers between funds                        11,013       -    (11,990)          -
  Surrenders and terminations                       (36)      -   (884,622)   (511,208)
  Rescissions                                       (19)      -    (26,236)    (40,261)
  Other transactions (note 2)                         4       -      2,644         600
                                                --------  -----  ----------  ----------

     Net increase (decrease) in net assets
      resulting from contract transactions       13,102       -    167,062   1,741,173
                                                --------  -----  ----------  ----------

Increase (decrease) in net assets                13,260       -  1,321,207   1,324,193
                                                --------  -----  ----------  ----------

Net assets at beginning of year                       -       -  6,382,004   5,057,811
                                                --------  -----  ----------  ----------

Net assets at end of year                       $13,260       -  7,703,211   6,382,004
                                                ========  =====  ==========  ==========


See accompanying notes to financial statements.

                       ALLIANZ LIFE VARIABLE ACCOUNT B

                                      of

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                        Notes to Financial Statements

                              December 31, 1995

1.  ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc., in accordance with the selection made by the contract owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.

2.  SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.


A Fixed Account investment option is available to deferred annuity contract owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3%.

The Templeton Developing Markets Equity Fund and Templeton Global Growth Fund were added as available investment options on March 15, 1994. The Templeton Global Asset Allocation Fund, Fixed Account and Small Cap Fund were added as available investment options on May 1, 1995, October 1, 1995 and November 1, 1995, respectively. The Zero Coupon - 1995 Fund matured and was closed on December 15, 1995.

In  April  1995,  the Equity Growth Fund name was changed to Growth and Income
Fund.

CONTRACTS IN ANNUITY PAYMENT PERIOD

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 1.25% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of the Variable Account.

CONTRACT BASED EXPENSES

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges paid by the contract owners during the years ended December 31, 1995 and 1994 were $4,294,361 and $3,070,519, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.


A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and (b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:


VALUEMARK II                  VALUEMARK III
-------------------           -------------------
Years Since Payment  Charge   Years Since Payment  Charge
-------------------  -------  -------------------  -------

0-1                       5%                  0-1       6%
1-2                       5%                  1-2       5%
2-3                       4%                  2-3       4%
3-4                       3%                  3-4       3%
4-5                     1.5%                  4-5     1.5%
5+                        0%                   5+       0%



and (c) adding the products of each multiplication in (b) above.

A deferred annuity contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid, less any prior surrenders, without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the years ended December 31, 1995 and 1994 were $12,373,225 and $8,600,401, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges paid by the contract owners for the years ended December 31, 1995 and 1994 were $119,180 and $88,989, respectively. Transfer charges are reflected in the financial statements as other transactions. Transfers to the Fixed Account were $11,989,631 during the year ended December 31, 1995.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

On certain contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to 9% of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.


3.  CAPITALIZATION

On January 5, 1994, $100 and $500,100 was provided by Allianz Life for the establishment of the Templeton Developing Markets Equity Fund and Templeton Global Growth Fund, respectively. All investments were withdrawn by Allianz Life on August 29, 1994 at the then-current market value of $535,212.

On April 18, 1995, $500,000 was provided by Allianz Life for the establishment of the Templeton Global Asset Allocation Fund. All investments were withdrawn by Allianz Life on December 21, 1995 at the then-current market value of $525,500.

On September 18, 1995, $250,000 was provided by Allianz Life for the establishment of the Small Cap Fund. On December 31, 1995, the market value of this investment was $255,750.

4.  INVESTMENT TRANSACTIONS

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1995 (in thousands):



Money Market Fund                         $334,323
Growth and Income Fund                     228,178
Precious Metals Fund                        47,816
High Income Fund                           113,096
Real Estate Securities Fund                 27,566
U.S. Government Securities Fund             81,756
Utility Equity Fund                        125,296
Zero Coupon Fund - 1995                      7,693
Zero Coupon Fund - 2000                     33,059
Zero Coupon Fund - 2005                     23,101
Zero Coupon Fund - 2010                     51,558
Global Income Fund                          21,630
Investment Grade Intermediate Bond Fund     19,654
Income Securities Fund                     163,073
Adjustable U.S. Government Fund             36,931
Templeton Pacific Growth Fund               85,778
Rising Dividends Fund                       80,456
Templeton International Equity Fund        112,294
Templeton Developing Markets Equity Fund    74,549
Templeton Global Growth Fund               152,536
Templeton Global Asset Allocation Fund      18,572
Small Cap Fund                              13,104



5.  FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If in the future Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

6. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS EXCEPT PER UNIT DATA)

Transactions in units for each fund for the years ended December 31, 1995 and 1994 were as follows:



                                                                   Growth                           Real         U.S.
                                                         Money      and     Precious     High      Estate     Government
                                                        Market     Income    Metals     Income   Securities   Securities
                                                         Fund       Fund      Fund       Fund       Fund         Fund
                                                       ---------  --------  ---------  --------  -----------  -----------
Accumulation units outstanding at December 31, 1993      10,247    24,719      4,685    11,787        5,589       40,402
Contract transactions:
 Purchase payments                                       33,071     9,135      2,732     4,967        4,417        7,429
 Transfers between funds                                  2,902     4,379      1,303       422        2,206       (6,649)
 Surrenders and terminations                             (6,011)   (2,397)      (409)   (1,428)        (525)      (4,458)
 Rescissions                                               (792)     (137)       (26)      (75)         (41)        (239)
 Other transactions                                          20        (4)         -         6           (1)           5
                                                       ---------  --------  ---------  --------  -----------  -----------
     Net increase (decrease) in accumulation
      units resulting from contract transactions         29,190    10,976      3,600     3,892        6,056       (3,912)
                                                       ---------  --------  ---------  --------  -----------  -----------

Accumulation units outstanding at December 31, 1994      39,437    35,695      8,285    15,679       11,645       36,490
                                                       =========  ========  =========  ========  ===========  ===========

Accumulation unit value per unit at December 31, 1994  $ 12.354    13.215     13.979    14.608       15.594       13.835
                                                       =========  ========  =========  ========  ===========  ===========

Contract transactions:
 Purchase payments                                       15,069     6,403        796     2,877        1,233        3,115
 Transfers between funds                                (13,495)    9,757     (1,290)    2,959         (792)        (266)
 Surrenders and terminations                             (9,580)   (4,859)      (846)   (2,661)      (1,077)      (4,916)
 Rescissions                                               (410)     (118)       (24)     (102)         (17)        (118)
 Other transactions                                          19        15         (2)        4            6            8
                                                       ---------  --------  ---------  --------  -----------  -----------
     Net increase (decrease) in accumulation
      units resulting from contract transactions         (8,397)   11,198     (1,366)    3,077         (647)      (2,177)
                                                       ---------  --------  ---------  --------  -----------  -----------

Accumulation units outstanding at December 31, 1995      31,040    46,893      6,919    18,756       10,998       34,313
                                                       =========  ========  =========  ========  ===========  ===========

Accumulation unit value per unit at December 31, 1995  $ 12.883    17.310     14.109    17.252       18.073       16.298
                                                       =========  ========  =========  ========  ===========  ===========

Accumulation net assets at December 31, 1995           $399,901   811,706     97,630   323,580      198,773      559,234
                                                       =========  ========  =========  ========  ===========  ===========


6. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS EXCEPT PER UNIT DATA) (CONTINUED)



                                                                     Zero      Zero     Zero     Zero
                                                         Utility    Coupon    Coupon   Coupon   Coupon    Global
                                                         Equity     Fund -    Fund -   Fund -   Fund -    Income
                                                          Fund       1995      2000     2005     2010      Fund
                                                       -----------  -------  --------  -------  -------  --------
Accumulation units outstanding at December 31, 1993        84,217    3,092     3,787    2,020    1,405    13,054
Contract transactions:
 Purchase payments                                         12,472      344     1,434      942      541     5,526
 Transfers between funds                                  (19,941)     224       114       (4)     864      (465)
 Surrenders and terminations                               (6,391)    (462)     (357)    (154)    (204)   (1,178)
 Rescissions                                                 (264)      (2)      (24)     (18)     (17)      (92)
 Other transactions                                           (11)      (1)       (1)      (6)       -        10
                                                       -----------  -------  --------  -------  -------  --------
     Net increase (decrease) in accumulation
      units resulting from contract transactions          (14,135)     103     1,166      760    1,184     3,801
                                                       -----------  -------  --------  -------  -------  --------

Accumulation units outstanding at December 31, 1994        70,082    3,195     4,953    2,780    2,589    16,855
                                                       ===========  =======  ========  =======  =======  ========

Accumulation unit value per unit at December 31, 1994  $   15.104   14.380    15.373   16.096   15.930    13.726
                                                       ===========  =======  ========  =======  =======  ========

Contract transactions:
 Purchase payments                                          4,303      106       966      715      652       904
 Transfers between funds                                      736   (2,398)      800      269      511    (1,494)
 Surrenders and terminations                               (8,372)    (905)     (636)    (249)    (297)   (2,058)
 Rescissions                                                 (113)      (3)      (16)     (10)     (27)      (28)
 Other transactions                                            33        5        (1)      (1)       9         2
                                                       -----------  -------  --------  -------  -------  --------
     Net increase (decrease) in accumulation
      units resulting from contract transactions           (3,413)  (3,195)    1,113      724      848    (2,674)
                                                       -----------  -------  --------  -------  -------  --------

Accumulation units outstanding at December 31, 1995        66,669        -     6,066    3,504    3,437    14,181
                                                       ===========  =======  ========  =======  =======  ========

Accumulation unit value per unit at December 31, 1995  $   19.565        -    18.294   20.914   22.431    15.522
                                                       ===========  =======  ========  =======  =======  ========

Accumulation net assets at December 31, 1995           $1,304,348        -   110,965   73,292   77,136   220,143
                                                       ===========  =======  ========  =======  =======  ========


6. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS EXCEPT PER UNIT DATA) (CONTINUED)



                                                         Investment                 Adjustable   Templeton
                                                           Grade         Income        U.S.       Pacific      Rising
                                                        Intermediate   Securities   Government     Growth    Dividends
                                                         Bond Fund        Fund         Fund         Fund        Fund
                                                       --------------  -----------  -----------  ----------  ----------
Accumulation units outstanding at December 31, 1993            7,677       38,967       24,975      14,240      26,256
Contract transactions:
 Purchase payments                                             2,779       19,487       10,678      10,676       6,295
 Transfers between funds                                         (28)       2,539      (12,898)      3,849      (1,955)
 Surrenders and terminations                                    (619)      (4,065)      (2,716)     (1,371)     (1,748)
 Rescissions                                                     (37)        (364)        (184)       (164)        (83)
 Other transactions                                                -            5           10           1          13
                                                       --------------  -----------  -----------  ----------  ----------
     Net increase (decrease) in accumulation
      units resulting from contract transactions               2,095       17,602       (5,110)     12,991       2,522
                                                       --------------  -----------  -----------  ----------  ----------

Accumulation units outstanding at December 31, 1994            9,772       56,569       19,865      27,231      28,778
                                                       ==============  ===========  ===========  ==========  ==========

Accumulation unit value per unit at December 31, 1994  $      14.257       16.392       11.077      12.802       9.769
                                                       ==============  ===========  ===========  ==========  ==========

Contract transactions:
 Purchase payments                                             1,016        7,979        3,753       2,065       3,782
 Transfers between funds                                          30        1,879       (6,551)     (4,013)      4,493
 Surrenders and terminations                                  (1,099)      (6,965)      (2,397)     (2,714)     (3,208)
 Rescissions                                                     (25)        (192)         (95)        (82)        (68)
 Other transactions                                               (2)          39           25          (4)         12
                                                       --------------  -----------  -----------  ----------  ----------
     Net increase (decrease) in accumulation
      units resulting from contract transactions                 (80)       2,740       (5,265)     (4,748)      5,011
                                                       --------------  -----------  -----------  ----------  ----------

Accumulation units outstanding at December 31, 1995            9,692       59,309       14,600      22,483      33,789
                                                       ==============  ===========  ===========  ==========  ==========

Accumulation unit value per unit at December 31, 1995  $      15.463       19.785       11.951      13.630      12.498
                                                       ==============  ===========  ===========  ==========  ==========

Accumulation net assets at December 31, 1995           $     149,882    1,173,447      174,507     306,448     422,318
                                                       ==============  ===========  ===========  ==========  ==========


6. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS EXCEPT PER UNIT DATA) (CONTINUED)



                                                                    Templeton                Templeton
                                                     Templeton     Developing   Templeton     Global
                                                   International     Markets      Global       Asset      Small     Total
                                                      Equity         Equity       Growth    Allocation     Cap       All
                                                       Fund           Fund         Fund        Fund       Fund      Funds
                                                  ---------------  -----------  ----------  -----------  -------  ----------
Accumulation units outstanding
 at December 31, 1993                                     24,026            -           -            -        -     341,145
Contract transactions:
 Purchase payments                                        23,800        5,673       8,715            -        -     171,113
 Transfers between funds                                  15,240        4,296       6,300            -        -       2,698
 Surrenders and terminations                              (2,341)        (146)       (265)           -        -     (37,245)
 Rescissions                                                (268)         (49)       (114)           -        -      (2,990)
 Other transactions                                            7            -           1            -        -          54
                                                  ---------------  -----------  ----------  -----------  -------  ----------
     Net increase (decrease) in accumulation
      units resulting from contract transactions          36,438        9,774      14,637            -        -     133,630
                                                  ---------------  -----------  ----------  -----------  -------  ----------

Accumulation units outstanding
 at December 31, 1994                                     60,464        9,774      14,637            -        -     474,775
                                                  ===============  ===========  ==========  ===========  =======  ==========

Accumulation unit value per
 unit at December 31, 1994                        $       12.161        9.454      10.201            -        -
                                                  ===============  ===========  ==========  ===========  =======

Contract transactions:
 Purchase payments                                         7,774        4,364      10,991          538      212      79,613
 Transfers between funds                                  (2,530)       2,372       4,306          916    1,096      (2,705)
 Surrenders and terminations                              (5,662)        (773)     (1,448)        (114)      (4)    (60,840)
 Rescissions                                                (168)        (112)       (183)          (3)      (2)     (1,916)
 Other transactions                                            5           (7)          6            1        -         172
                                                  ---------------  -----------  ----------  -----------  -------  ----------
     Net increase (decrease) in accumulation
      units resulting from contract transactions            (581)       5,844      13,672        1,338    1,302      14,324
                                                  ---------------  -----------  ----------  -----------  -------  ----------

Accumulation units outstanding
 at December 31, 1995                                     59,883       15,618      28,309        1,338    1,302     489,099
                                                  ===============  ===========  ==========  ===========  =======  ==========

Accumulation unit value per
 unit at December 31, 1995                        $       13.263        9.582      11.339       10.591   10.146
                                                  ===============  ===========  ==========  ===========  =======

Accumulation net assets at December 31, 1995      $      794,226      149,649     320,997       14,167   13,211   7,695,560
                                                  ===============  ===========  ==========  ===========  =======  ==========


               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                               AND SUBSIDIARIES

                      Consolidated Financial Statements


                          December 31, 1995 and 1994

KPMG Peat Marwick LLP
4200 Norwest Center
90 South Seventh Street
Minneapolis, MN  55402







                         INDEPENDENT AUDITORS' REPORT




The Board of Directors
Allianz Life Insurance Company of North America:


We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America (a wholly owned subsidiary of Allianz of America, Inc.) and subsidiaries as of December 31, 1995 and 1994, and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1995. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1995 and 1994, and the results of their operations and changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1995, in conformity with generally accepted accounting principles.

In 1994, as discussed in note 1 to the consolidated financial statements, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities. In 1993, as discussed in notes 1, 8 and 10 to the consolidated financial statements, the Company adopted the provisions of the Financial Accounting Standards Board's Statements of Financial Accounting Standards No. 106, Accounting for Postretirement Benefits Other Than Pensions and No. 109, Accounting for Income Taxes.


                                             KPMG Peat Marwick LLP



February 6, 1996


                  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                 AND SUBSIDIARIES

                            Consolidated Balance Sheets

                            December 31, 1995 and 1994
                         (in thousands except share data)

Assets                                                         1995         1994
----------------------------------------------------------  -----------  ----------
Investments:
    Fixed maturities, at amortized cost                     $         0      90,615
    Fixed maturities, at market                               2,549,598   1,906,208
    Equity securities, at market                                254,458     131,712
    Mortgage loans on real estate                               203,128     163,099
    Real estate, at cost                                          8,806       4,685
    Investment in real estate partnerships, at equity            11,975      12,551
    Certificates of deposit and short-term securities            31,501     155,307
    Policy loans                                                104,184     101,899
    Other long-term investments                                     650       1,117
                                                            -----------  ----------
             Total investments                                3,164,300   2,567,193

Cash                                                             10,936      63,883
Accrued investment income                                        36,858      34,786
Receivables (net of allowance for uncollectible
    accounts of $7,697 in 1995 and $9,607 in 1994)              124,700     111,400
Reinsurance receivable:
    Funds held on deposit                                     1,060,566     927,353
    Recoverable on future policy benefit reserves                43,248      35,387
    Recoverable on unpaid claims                                109,075     105,603
    Receivable on paid claims                                    22,172      26,736
Prepaid insurance premiums                                        4,078       4,317
Home office property and equipment (net of accumulated
    depreciation of $21,256 in 1995 and $28,547 in 1994)          8,790      11,612
Deferred acquisition costs                                      826,994     798,442
Federal income tax recoverable                                    3,947       3,794
Other assets                                                     11,048       9,818
                                                            -----------  ----------
             Assets, exclusive of separate account assets     5,426,712   4,700,324

Separate account assets                                       8,402,003   6,965,755
                                                            -----------  ----------

             Total assets                                   $13,828,715  11,666,079
                                                            ===========  ==========

See accompanying notes to consolidated financial statements.


                        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                        AND SUBSIDIARIES

                             Consolidated Balance Sheets, continued

                                   December 31, 1995 and 1994
                                (in thousands except share data)

Liabilities and Stockholder's Equity                                       1995         1994
---------------------------------------------------------------------  ------------  -----------
Liabilities:
    Future policy benefit reserves:
        Life                                                           $ 1,088,964    1,022,537
        Annuity                                                          2,601,943    2,304,560
    Policy and contract claims                                             371,898      355,411
    Unearned premiums                                                       34,181       40,376
    Reinsurance payable                                                     72,838       81,507
    Deferred income taxes                                                  140,174        5,807
    Accrued expenses                                                        41,266       29,006
    Commissions due and accrued                                             22,979       24,190
    Other policyholder funds                                                82,138       73,509
    Other liabilities                                                       19,137       76,314
                                                                       ------------  -----------
             Liabilities, exclusive of separate account liabilities      4,475,518    4,013,217

    Separate account liabilities                                         8,402,003    6,965,755
                                                                       ------------  -----------

             Total liabilities                                          12,877,521   10,978,972
                                                                       ------------  -----------

Minority interest in subsidiary                                                  0        7,662
                                                                       ------------  -----------

Stockholder's equity:
    Common stock, $1 par value, 20,000,000 shares
        authorized, issued and outstanding                                  20,000       20,000
    Preferred stock, $1 par value, cumulative, 200 million
        shares authorized, 25 million shares issued and outstanding
        in 1995 and 40 million shares issued and outstanding in 1994        25,000       40,000
    Additional paid-in capital                                             407,088      406,494
    Net unrealized holding gain (loss) on securities
        available-for-sale, net of deferred federal income taxes           139,204      (62,073)
    Net unrealized Canadian currency loss                                   (3,455)      (3,787)
    Retained earnings                                                      363,357      278,811
                                                                       ------------  -----------
             Total stockholder's equity                                    951,194      679,445
                                                                       ------------  -----------

Commitments and contingencies (notes 7 and 12)

             Total liabilities and stockholder's equity                $13,828,715   11,666,079
                                                                       ============  ===========

See accompanying notes to consolidated financial statements.


                       ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                      AND SUBSIDIARIES

                              Consolidated Statements of Income

                        Years Ended December 31, 1995, 1994 and 1993
                                       (in thousands)

                                                               1995        1994       1993
                                                            -----------  ---------  ---------
Revenue:
    Life insurance premiums                                 $  257,647    234,295    217,717
    Other life policy considerations                            93,158     92,254     88,003
    Annuity considerations                                     147,112    120,240     69,583
    Accident and health premiums                               527,059    547,508    508,785
                                                            -----------  ---------  ---------
             Total premiums and considerations               1,024,976    994,297    884,088
    Premiums ceded                                             223,226    244,208    202,904
                                                            -----------  ---------  ---------
             Net premiums and considerations                   801,750    750,089    681,184

    Investment income, net                                     201,158    181,291    174,831
    Realized investment gains, net                              29,202        829     28,318
    Other                                                       10,140     12,703      9,347
                                                            -----------  ---------  ---------
             Total revenue                                   1,042,250    944,912    893,680
                                                            -----------  ---------  ---------
Benefits and expenses:
    Life insurance benefits                                    268,163    254,326    233,694
    Annuity benefits                                           145,636    131,793    113,500
    Accident and health insurance benefits                     374,743    379,122    341,676
                                                            -----------  ---------  ---------
             Total benefits                                    788,542    765,241    688,870
    Benefit recoveries                                         210,702    212,144    155,043
                                                            -----------  ---------  ---------
             Net benefits                                      577,840    553,097    533,827

    Commissions and other agent compensation                   233,939    313,715    398,161
    General and administrative expenses                        115,419    111,116    109,333
    Taxes, licenses and fees                                    17,672     22,514     25,239
    Increase in deferred acquisition costs, net                (28,552)  (132,090)  (253,234)
    Minority interest in income of consolidated subsidiary         (30)       (66)         0
                                                            -----------  ---------  ---------
             Total benefits and expenses                       916,288    868,286    813,326
                                                            -----------  ---------  ---------

             Income from operations before income taxes        125,962     76,626     80,354
                                                            -----------  ---------  ---------
Income tax expense (benefit):
    Current                                                     12,993      5,098     30,215
    Deferred                                                    25,772     16,053     (6,496)
                                                            -----------  ---------  ---------
             Total income tax expense                           38,765     21,151     23,719
                                                            -----------  ---------  ---------
Income before cumulative effect of
                 changes in accounting                          87,197     55,475     56,635
Cumulative effect of changes in accounting                           0          0     26,875
                                                            -----------  ---------  ---------
             Net income                                     $   87,197     55,475     83,510
                                                            ===========  =========  =========

See accompanying notes to consolidated financial statements.


                      ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                      AND SUBSIDIARIES

                      Consolidated Statements of Stockholder's Equity

                        Years Ended December 31, 1995, 1994 and 1993
                                       (in thousands)

                                                                1995       1994       1993
                                                              ---------  ---------  --------
Common stock:
    Balance at beginning and end of year                      $ 20,000     20,000    20,000
                                                              ---------  ---------  --------

Preferred Stock:
    Balance at beginning of year                                40,000          0         0
    Issuance of stock during the year                                0     40,000         0
    Redemption of stock during the year                        (15,000)         0         0
                                                              ---------  ---------  --------
    Balance at end of year                                      25,000     40,000         0
                                                              ---------  ---------  --------

Additional paid-in capital:
    Balance at beginning of year                               406,494    401,304   401,304
    Additional contribution from parent                            594      5,190         0
                                                              ---------  ---------  --------
    Balance at end of year                                     407,088    406,494   401,304
                                                              ---------  ---------  --------

Net unrealized gain (loss) on investments:
    Balance at beginning of year                               (62,073)     9,071    12,071
    Cumulative effect of implementation of Statement
        No. 115, net of deferred federal income taxes                0     74,866         0
    Net unrealized gain on securities transferred
        from held-to-maturity to available-for-sale
        classification, net of deferred federal income taxes     1,789          0         0
    Net unrealized gain (loss) during the year,
        net of deferred federal income taxes                   199,488   (146,010)   (3,000)
                                                              ---------  ---------  --------
    Balance at end of year                                     139,204    (62,073)    9,071
                                                              ---------  ---------  --------

Net unrealized Canadian currency gain (loss):
    Balance at beginning of year                                (3,787)    (2,708)   (1,835)
    Net unrealized gain (loss) during the year,
        net of deferred federal income taxes                       332     (1,079)     (873)
                                                              ---------  ---------  --------
    Balance at end of year                                      (3,455)    (3,787)   (2,708)
                                                              ---------  ---------  --------

Retained earnings:
    Balance at beginning of year                               278,811    223,749   140,239
    Net income                                                  87,197     55,475    83,510
    Cash dividend to stockholder                                (2,651)      (413)        0
                                                              ---------  ---------  --------
    Balance at end of year                                     363,357    278,811   223,749
                                                              ---------  ---------  --------

              Total stockholder's equity                      $951,194    679,445   651,416
                                                              =========  =========  ========

See accompanying notes to consolidated financial statements.


                  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                  AND SUBSIDIARIES

                       Consolidated Statements of Cash Flows

                    Years Ended December 31, 1995, 1994 and 1993
                                   (in thousands)

                                                       1995       1994       1993
                                                    ----------  ---------  ---------
Cash flows used in operating activities:
    Net income                                      $  87,197     55,475     83,510
                                                    ----------  ---------  ---------

    Adjustments to reconcile net income to net
     cash used in operating activities:
     Realized gains on investments                    (29,202)      (829)   (28,318)
     Deferred federal income tax (benefit) expense     25,772     16,053     (6,496)
     Cumulative effect of changes in accounting             0          0    (26,875)
     Charges to policy account balances              (120,254)  (125,488)  (105,912)
     Interest credited to policy account balances     169,151    150,490    147,983
     Change in:
        Accrued investment income                      (2,072)      (764)    (2,725)
        Receivables                                   (13,300)    12,040    (20,206)
        Reinsurance receivables                      (190,953)   (93,453)  (107,809)
        Deferred acquisition costs                    (28,552)  (132,090)  (253,234)
        Future policy benefit reserves                 66,932     20,791     (9,557)
        Policy and contract claims                     25,116     25,072     40,211
        Unearned premiums                              (6,195)    (1,194)    (2,111)
        Reinsurance payable                            (8,669)    19,779     31,653
        Current tax recoverable                          (153)    (6,255)     1,085
        Deferred tax liability                              0          0     15,936
        Accrued expenses and other liabilities        (43,867)    54,626     14,657
        Commissions due and accrued                    (1,211)     3,316      1,461
     Depreciation and amortization                    (23,391)   (11,498)    (7,681)
     Other, net                                           916        (86)     2,303
                                                    ----------  ---------  ---------
             Total adjustments                       (179,932)   (69,490)  (315,635)
                                                    ----------  ---------  ---------

             Net cash used in operating activities    (92,735)   (14,015)  (232,125)
                                                    ----------  ---------  ---------

See accompanying notes to consolidated financial statements.


                         ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                        AND SUBSIDIARIES

                        Consolidated Statements of Cash Flows, continued

                          Years Ended December 31, 1995, 1994 and 1993
                                         (in thousands)

                                                                 1995        1994        1993
                                                             ------------  ---------  -----------
Cash flows used in investing activities:
    Purchase of fixed maturities, at amortized cost          $         0          0   (1,191,749)
    Purchase of fixed maturities, at market                   (1,533,290)  (928,532)           0
    Purchase of equity securities                               (166,701)  (145,267)    (205,345)
    Purchase of other long-term investments                            0       (467)        (650)
    Funding of mortgage loans                                    (66,301)   (64,808)     (20,097)
    Sale of fixed maturities, at amortized cost                        0          0      666,893
    Sale of fixed maturities, at market                        1,242,988    791,659            0
    Matured or redeemed fixed maturities, at amortized cost        7,022      4,342      314,223
    Matured fixed maturities, at market                           38,991     32,508            0
    Sale of equity securities                                     97,619    150,347      217,524
    Repayment of mortgage loans                                   25,563     28,206       15,989
    Sale of minority interest in subsidiary                            0          0        8,189
    Purchase of minority interest's shares in subsidiary          (7,903)         0            0
    Net change in certificates of deposit and
        short-term securities                                    123,806    (96,344)      33,330
    Other                                                         (2,851)    (6,232)         782
                                                             ------------  ---------  -----------

             Net cash used in investing activities              (241,057)  (234,588)    (160,911)
                                                             ------------  ---------  -----------


Cash flows used in financing activities:
    Policyholders' deposits to account balances              $   553,699    526,918      639,633
    Policyholders' withdrawals from account balances            (291,102)  (235,309)    (164,911)
    Change in assets held under reinsurance agreements            36,354    (59,349)     (75,658)
    Net change in mortgage notes payable                          (1,049)       (39)         (36)
    Additional paid-in capital from parent                           594      5,190            0
    Preferred stock transactions                                 (15,000)    40,000            0
    Cash dividends paid                                           (2,651)      (413)           0
                                                             ------------  ---------  -----------

            Net cash used in financing activities                280,845    276,998      399,028
                                                             ------------  ---------  -----------

            Net change in cash                                   (52,947)    28,395        5,992

Cash at beginning of year                                         63,883     35,488       29,496
                                                             ------------  ---------  -----------

Cash at end of year                                          $    10,936     63,883       35,488
                                                             ============  =========  ===========

See accompanying notes to consolidated financial statements.

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                               AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                       December 31, 1995, 1994 and 1993
                                (in thousands)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company.

The Company is a life insurance company which is licensed to sell both group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 1995 gross premium volume, 13%, 71% and 16% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with other insurance companies and third party marketing organizations. The Company has a significant relationship as of December 31, 1995 with a mutual fund company and its broker/dealer network related to sales of its variable life and variable annuity products and another significant administration, marketing and reinsurance relationship with an unrelated insurance company.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

BASIS OF PRESENTATION

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiaries, Preferred Life Insurance Company of New York and Canadian American Financial Corporation and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation. Certain amounts as previously reported have been reclassified to be consistent with the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

RECOGNITION OF TRADITIONAL LIFE, GROUP LIFE AND GROUP ACCIDENT AND HEALTH
REVENUE

Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

RECOGNITION OF NONTRADITIONAL AND VARIABLE LIFE AND ANNUITY REVENUE

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

DEFERRED ACQUISITION COSTS

Acquisition costs, consisting of commissions and other costs which vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 1995, 1994 and 1993 were $117,782, $108,676 and $72,431, respectively.

FUTURE POLICY BENEFIT RESERVES

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions are graded from 9% to 5.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31, 1995 and 1994.

POLICY AND CONTRACT CLAIMS

Policy and contract claims represent an estimate of claims and claim adjustment expenses on accident and health and life insurance policies that have been reported but not yet paid and incurred but not yet reported as of December 31.

REINSURANCE

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivable. Reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

INVESTMENTS

On January 1, 1994, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities which addresses the accounting and reporting for investments in equity securities that have readily determinable fair values and for all investments in debt securities. Those investments are classified in one of three categories. Debt securities that the Company has the positive intent and ability to hold to maturity are classified as "held-to-maturity securities" and reported at amortized cost. Debt and equity securities bought and held principally for the purpose of selling them in the near term are classified as "trading securities" and reported at fair value, with unrealized gains and losses included in earnings. Debt and equity securities not classified as either "held-to-maturity securities" or "trading securities" are classified as "available-for-sale securities" and reported at fair value, with unrealized gains and losses reported as a separate component of stockholders' equity, net of deferred taxes. SFAS No. 115 did not permit retroactive application of its provisions. The Company classified the majority of its investment portfolio as "available-for-sale securities" with a limited number of securities classified as "held-to-maturity" at January 1, 1994.

At December 31, 1995, the Company transferred all of its securities with an amortized cost of $83,357 classified as "held-to-maturity' to the "available-for-sale" classifications as provided in the Financial Accounting Standards Board (FASB) Special Report on the implementation of SFAS No. 115. The effect of this transfer was an increase in stockholder's equity of $1,789. All of the Company's investment portfolio is classified as "available-for-sale" at December 31, 1995.

Short-term investments are carried at amortized cost which approximates market. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. During 1995, the Company adopted SFAS No. 114, Accounting by Creditors for Impairment of a Loan and SFAS No. 118, Accounting by Creditors for Impairment of a Loan-Income Recognition and Disclosures. SFAS No. 114 addresses accounting by creditors for impairment of certain loans. It requires that impaired loans within the scope of the Statement be measured based on the present value of expected future cash flows discounted at the loan's effective interest rate or, alternatively, at the loan's observable market price of the fair value of supporting collateral. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. SFAS No. 118 permits existing income recognition practices to continue. The Company does not accrue interest on impaired loans and accounts for interest income on a cash basis. The adoption of these Statements did not have a material impact on the Company's net income or financial position.

Investments in real estate are reflected at the lower of cost or market value. Real estate occupied by the Company is reflected at cost, less accumulated depreciation. Investments in real estate, exclusive of land, are being depreciated on a straight-line basis over estimated useful lives ranging from 3 to 30 years.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1995 and 1994, investments with a carrying value of $37,879 and $44,337, respectively, were held on deposit with various insurance departments as required by statutory regulations.

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

INCOME TAXES

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

SEPARATE ACCOUNTS

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate accounts assets were determined using the market value of the investments held in segregated fund accounts. Fair values of separate accounts liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

RECEIVABLES

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year end may cause estimates of fair values to differ from the amounts presented herein.

ACCOUNTING CHANGES

The impact of implementation of SFAS No. 115 in 1994 was an increase in equity of $74,866 at January 1, 1994.


The table below presents the cumulative effect of changes, net of tax, in accounting principles implemented in 1993 on after tax net income:

SFAS No. 106, Accounting for Postretirement Benefits Other Than Pensions  $(4,006)
SFAS No. 109, Accounting for Income Taxes                                  30,881
                                                                          --------

Total cumulative effect on after tax net income
     of changes in accounting principles                                  $26,875
                                                                          ========

ACCOUNTING PRONOUNCEMENTS TO BE ADOPTED

In March 1995, the FASB issued SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of, which requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount. SFAS No. 121 also addresses the accounting for long-lived assets that are expected to be disposed of by a company. The Company will adopt SFAS No. 121 in the first quarter of 1996 and, based on current circumstances, does not believe the effect of adoption will be material.

(2)  BUSINESS COMBINATION

On May 31, 1993, the Company acquired the majority of the assets and liabilities of Fidelity Union Life Insurance Company (FULICO), a wholly owned subsidiary of AZOA, through an assumption reinsurance arrangement. FULICO remained in existence retaining only its corporate charter and those assets necessary to maintain its charter and licenses to conduct life insurance and annuity business until it was sold in 1994.

The Company accounted for this transaction as an "as-if pooling of interests" involving the combination of entities under the common control of AZOA. Accordingly, all financial data for periods prior to May 31, 1993 were restated to include the operations of FULICO and all intercompany transactions were eliminated.


Total revenues and net income, before adoption of any changes in accounting, of the separate companies for the five-months ended May 31, 1993 were:

                                 Allianz Life   FULICO  Combined
                                 -------------  ------  --------
Five-months ended May 31, 1993:
     Total revenue               $     309,159  78,814   387,973
      Net income                        19,224  12,944    32,168


(3)  INVESTMENTS


Investments at December 31, 1995 consist of:

                                                                               Amount
                                                       Amortized   Estimated  shown on
                                                          cost       fair      balance
                                                        or cost      value      sheet
                                                       ----------  ---------  ---------
Fixed maturities - Available-for-sale:
    U.S. government                                    $  793,311    867,793    867,793
    States and political subdivisions                         469        481        481
    Foreign government                                    254,457    265,797    265,797
    Public utilities                                       32,100     36,728     36,728
    Corporate securities                                  709,906    747,609    747,609
    Mortgage backed securities                            516,538    548,182    548,182
    Collateralized mortgage obligations                    80,949     83,008     83,008
                                                       ----------  ---------  ---------

       Total fixed maturities                          $2,387,730  2,549,598  2,549,598
                                                       ----------  ---------  ---------
Equity securities - Available-for-sale:
    Common stocks:
       Public utilities                                     9,305     10,377     10,377
       Banks, trusts and insurance companies                6,305      7,108      7,108
       Industrial and miscellaneous                       171,163    221,002    221,002
    Nonredeemable preferred stocks                         14,835     15,971     15,971
                                                       ----------  ---------  ---------

       Total equity securities                         $  201,608    254,458    254,458
                                                       ----------  ---------  ---------


Other investments:
    Mortgage loans on real estate                         203,128  XXXXXXXXX    203,128
    Real estate:
       Investment properties                                8,806  XXXXXXXXX      8,806
       Partnerships                                        11,975  XXXXXXXXX     11,975
    Certificates of deposit and short term securities      31,501  XXXXXXXXX     31,501
    Policy loans                                          104,184  XXXXXXXXX    104,184
    Other long term investments                               650  XXXXXXXXX        650
                                                       ----------  ---------  ---------

       Total other investments                         $  360,244  XXXXXXXXX    360,244
                                                       ----------  ---------  ---------

       Total investments                               $2,949,582  XXXXXXXXX  3,164,300
                                                       ==========  =========  =========


At December 31, 1995 and 1994, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of marketable securities are as follows:

                                         Amortized     Gross       Gross     Estimated
                                            cost     unrealized  unrealized    fair
                                          or cost      gains       losses      value
                                         ----------  ----------  ----------  ---------
1995:
Available-for-sale:
    U.S. government                      $  793,311      74,482           0    867,793
    States and political subdivisions           469          12           0        481
    Foreign government                      254,457      11,613         273    265,797
    Public utilities                         32,100       4,628           0     36,728
    Corporate securities                    709,906      41,746       4,043    747,609
    Mortgage backed securities              516,538      31,644           0    548,182
    Collateralized mortgage obligations      80,949       2,751         692     83,008
                                         ----------  ----------  ----------  ---------
      Total fixed maturities              2,387,730     166,876       5,008  2,549,598
    Equity securities                       201,608      61,753       8,903    254,458
                                         ----------  ----------  ----------  ---------
      Total                              $2,589,338     228,629      13,911  2,804,056
                                         ==========  ==========  ==========  =========
1994:
Held-to maturity:
    Corporate securities                 $   90,615         110       5,166     85,559
                                         ----------  ----------  ----------  ---------
      Total held-to-maturity                 90,615         110       5,166     85,559
                                         ----------  ----------  ----------  ---------
Available-for-sale:
    U.S. government                         495,048          49      31,403    463,694
    States and political subdivisions           519           3          24        498
    Foreign government                       44,818         562       1,886     43,494
    Public utilities                         79,170       1,154         322     80,002
    Corporate securities                  1,099,623       7,034      63,790  1,042,867
    Mortgage backed securities              228,894           0       7,815    221,079
    Collateralized mortgage obligations      57,739           0       3,165     54,574
                                         ----------  ----------  ----------  ---------
      Total fixed maturities              2,005,811       8,802     108,405  1,906,208
    Equity securities                       127,048      18,556      13,892    131,712
                                         ----------  ----------  ----------  ---------
      Total available-for-sale            2,132,859      27,358     122,297  2,037,920
                                         ----------  ----------  ----------  ---------
      Total                              $2,223,474      27,468     127,463  2,123,479
                                         ==========  ==========  ==========  =========

The changes in unrealized gains (losses) on fixed maturities available-for-sale securities were $261,471 and $(214,245) and the changes in unrealized losses on held-to-maturity securities were $0 and $(8,783) for the years ended December 31, 1995 and 1994, respectively. The change in unrealized gains from fixed maturities was $33,645 for the year ended December 31, 1993.

The changes in unrealized gains (losses) in equity investments, which include common stocks and nonredeemable preferred stocks, and other investments were $48,186, $(9,587) and $(2,468) for the years ended December 31, 1995, 1994 and
1993, respectively.


The  amortized  cost  and estimated fair value of fixed maturities at December
31, 1995, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                            Amortized   Estimated
                                               cost     fair value
                                            ----------  ----------
Available-for-sale:
    Due in one year or less                 $    3,494       3,552
    Due after one year through five years      282,290     295,698
    Due after five years through ten years   1,252,516   1,337,963
    Due after ten years                        251,943     281,195
    Mortgage backed securities                 597,487     631,190
                                            ----------  ----------

    Totals                                  $2,387,730   2,549,598
                                            ==========  ==========

Gross gains of $41,962 and $26,848 and gross losses of $14,607 and $26,805 were realized on sales of available-for-sale securities in 1995 and 1994, respectively; related taxes were $9,574 and $715 in 1995 and 1994, respectively. Proceeds from redemptions of held-to-maturity securities during 1995 and 1994 were $7,022 and $4,342, respectively, with no gain or loss realized on the transactions. Proceeds from sales of fixed maturity securities in 1993 were $666,893. Gross gains of $25,229 and gross losses of $2,102 were realized on sales of fixed maturities in 1993; related taxes were $8,094.


Net realized investment gains (losses) for the respective years ended December
31 are summarized as follows:

                                       1995     1994     1993
                                     --------  -------  -------
Fixed maturities, at amortized cost  $     0        0   23,127
Fixed maturities, at market           21,877   (2,712)       0
Equity securities                      5,478    2,745    5,876
Mortgage loans                          (687)  (1,667)    (189)
Real estate                            2,530    2,067     (513)
Other                                      4      396       17
                                     --------  -------  -------
         Net gains before taxes       29,202      829   28,318


Tax expense on net realized gains     10,218      352   10,329
                                     --------  -------  -------

         Net gains after taxes       $18,984      477   17,989
                                     ========  =======  =======

In 1995, in conjunction with an expanded marketing agreement, the Company provided an unrelated insurance company with $30 million in exchange for a fifteen year convertible debenture paying 5% interest for the first five years with the interest rate reset annually thereafter at the one-year LIBOR plus 1%. If converted, the Company would obtain approximately 10% equity ownership in the unrelated company. The Company has no intention of converting the debenture in the near term.

During 1995 and 1994, the Company entered into mortgage backed security reverse repurchase transactions ("dollar rolls") with certain securities dealers. Under this program, the Company sells certain securities for delivery in the current month and simultaneously contracts with the same dealer to repurchase similar, but not identical, securities on a specified future date. The Company gives up the right to receive principal and interest on the securities sold. As of December 31, 1995 there were no outstanding amounts under the Company's dollar roll program. As of December 31, 1994, mortgage backed securities underlying the agreements were carried at a market value of $58,174 and other liabilities included $58,150 for funds received under these agreements. Average balances outstanding were $67,735 and $66,110 and weighted average interest rates were 7.4% and 6.5% during 1995 and 1994, respectively.

During 1995 and 1994 the Company participated in a securities lending program that is administered by Allianz Investment Corporation (AIC), an affiliated company. Under this program, the Company loans U.S. Treasury Notes to qualified third parties. The Company obtains collateral for the loan equal to 102 percent of the estimated market value and accrued interest on the loaned securities and receives a portion of the interest earned on the collateral. In addition, the Company maintains full ownership rights to the securities loaned, including investment income and has the ability to sell the securities while they are on loan with the consent of the borrower. There were no securities on loan at December 31, 1995. As of December 31, 1994, the estimated market value of the loaned securities was $110,063, collateralized by investments in FNMA securities.


Impaired mortgage loans are defined as those where it is probable that amounts due according to contractual terms, including principal and interest, will not be collected. Impaired mortgage loans are measured by the Company at the fair value of collateral. Interest income on impaired mortgage loans is recorded on a cash basis. Below is a summary of impaired mortgage loans as of December
31, 1995.

                              Impaired          Impaired        Total
                           mortgage loans    mortgage loans    impaired
                           with a related   without a related  mortgage
                              allowance         allowance       loans
                           ---------------  -----------------  --------
Balance                    $         9,210              8,541    17,751

Related allowance                    3,580                  -     3,580
                           ---------------  -----------------  --------

Balance, net of allowance  $         5,630              8,541    14,171
                           ===============  =================  ========


Below is a summary of interest income on impaired mortgage loans.

                                                                      1995
                                                                     -------
Average impaired mortgage loans                                      $19,671

Total interest income on impaired mortgage loans                       1,100

Interest income on impaired mortgage loans recorded on a cash basis    1,100


The  valuation allowances at December 31, 1995, 1994 and 1993 and the changes in the allowance for the years then ended are summarized as follows:

                                                     Writedowns
                             Beginning   Charged to  Charged to                End
                              of year    Operations  Allowance   Recoveries  of year
                             ----------  ----------  ----------  ----------  -------
December 31, 1995:
  Mortgage loans             $   11,552         914           0       1,979   10,487
  Investment in real estate       1,550           0           0       1,550        0
                             ----------  ----------  ----------  ----------  -------
 Total valuation allowance   $   13,102         914           0       3,529   10,487
                             ==========  ==========  ==========  ==========  =======

December 31, 1994:
  Mortgage loans             $   11,552       1,598           0       1,598   11,552
  Investment in real estate       1,550           0           0           0    1,550
                             ----------  ----------  ----------  ----------  -------
Total valuation allowance    $   13,102       1,598           0       1,598   13,102
                             ==========  ==========  ==========  ==========  =======

December 31, 1993:
  Mortgage loans             $   13,602           0           0       2,050   11,552
  Investment in real estate       1,854         973           0       1,277    1,550
                             ----------  ----------  ----------  ----------  -------
Total valuation allowance    $   15,456         973           0       3,327   13,102
                             ==========  ==========  ==========  ==========  =======


Major categories of net investment income for the respective years ended
December 31 are:

                                           1995     1994     1993
                                         --------  -------  -------
Interest:
    Fixed maturities, at amortized cost  $  6,284    6,966  142,814
    Fixed maturities, at market           158,421  141,611        0
    Mortgage loans                         16,125   13,706   12,764
    Policy loans                            6,688    6,329    6,404
    Short-term investments                  7,182    3,012    4,159

Dividends:
    Preferred stock                           581      495      231
    Common stock                            3,204    2,673    2,496
Rental income on real estate                2,781    3,135    2,540
Interest on assets held by reinsurers      10,445   10,470   10,074
Other                                         833      577    1,131
                                         --------  -------  -------
         Total investment income          212,544  188,974  182,613

Investment expenses                        11,386    7,683    7,782
                                         --------  -------  -------

         Net investment income           $201,158  181,291  174,831
                                         ========  =======  =======


(4)  SUMMARY TABLE OF FAIR VALUE DISCLOSURES



                                                1995        1995        1994        1994
                                             ----------  ----------  ----------  ----------
                                              Carrying      Fair      Carrying      Fair
                                               Amount      Value       Amount      Value
                                             ----------  ----------  ----------  ----------
Financial assets
-------------------------------------------
    Fixed maturities, at amortized cost:
        Corporate securities                 $        0  $        0  $   90,615  $   85,559
    Fixed maturities, at market:
        U.S. Government                         867,793     867,793     463,694     463,694
        States and political subdivisions           481         481         498         498
        Foreign governments                     265,797     265,797      43,494      43,494
        Public utilities                         36,728      36,728      80,002      80,002
        Corporate securities                    747,609     747,609   1,042,867   1,042,867
        Mortgage backed securities              548,182     548,182     221,079     221,079
        Collateralized mortgage obligations      83,008      83,008      54,574      54,574
    Equity securities                           254,458     254,458     131,712     131,712
    Mortgage loans                              203,128     212,766     163,099     162,903
    Short term investments                       31,501      31,501     155,307     155,307
    Policy loans                                104,184     104,184     101,899     101,899
    Other long term investments                     650         650       1,117       1,117
    Receivables                                 124,700     124,700     111,874     111,874
    Separate accounts assets                  8,402,003   8,402,003   6,965,755   6,965,755

Financial liabilities
-------------------------------------------
    Investment contracts                      3,063,100   2,542,260   2,753,304   2,319,872
    Separate account liabilities              8,402,003   8,181,725   6,965,755   6,715,730

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.


(5)  RECEIVABLES



Receivables at December 31 consist of the following:

                                     1995     1994
                                   --------  -------
Premiums due                       $ 83,695   76,840
Agents balances                       7,236    7,299
Related party receivables               922    1,042
Reinsurance commission receivable    16,693   13,723
Scholarship enrollment fees           6,822    6,753
Due from administrators               6,149    2,735
Other                                 3,183    3,008
                                   --------  -------

    Total receivables              $124,700  111,400
                                   ========  =======


(6)  ACCIDENT AND HEALTH CLAIMS RESERVES

Accident and health claims reserves are based on long-range projections subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 1995 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves which are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.


Activity in the accident and health claims reserves, exclusive of long term care, hospital indemnity and AIDS reserves of $18,858, $11,149 and $8,742 in 1995, 1994 and 1993, respectively, is summarized as follows:

                                                   1995       1994      1993
                                                 ---------  --------  --------
Balance at January 1, net of reinsurance
   recoverables of $96,090, $86,551 and $91,303  $185,028   170,123   168,872

Incurred related to:
   Current year                                   242,024   230,995   226,815
   Prior years                                     (9,163)   (7,290)   (8,432)
                                                 ---------  --------  --------
Total incurred                                    232,861   223,705   218,383
                                                 ---------  --------  --------

Paid related to:
   Current year                                   100,165    82,338    84,172
   Prior years                                    125,920   126,462   132,960
                                                 ---------  --------  --------
Total paid                                        226,085   208,800   217,132
                                                 ---------  --------  --------

Balance at December 31, net of reinsurance
   recoverables of $99,292, $96,090 and $86,551  $191,804   185,028   170,123
                                                 =========  ========  ========

There were no significant adjustments to accident and health claim liabilities resulting from changes in estimates of benefits related to prior years.

(7)  REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $1 million coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

Included in reinsurance receivables at December 31, 1995 are $873,724, $67,819 and $148,319 recoverable from insurers who, as of December 31, 1995, were rated A+, A+ and B++, respectively by Best's Insurance Reports. A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.


Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                  Percentage
                                                Assumed      Ceded                 of amount
                                     Gross     from other  to other      Net        assumed
Year ended                          amount     companies   companies    amount      to net
--------------------------------  -----------  ----------  ---------  ----------  -----------
December 31, 1995:
Life insurance In force           $39,601,531  28,790,199  6,884,645  61,507,085        46.8%
                                  -----------  ----------  ---------  ----------  -----------
Premiums:
   Life insurance                     242,704     108,102     40,291     310,515        34.8%
   Annuities                          145,994       1,117     10,376     136,735         0.8%
   Accident and health insurance      361,290     165,769    172,559     354,500        46.8%
                                  -----------  ----------  ---------  ----------  -----------
     Total premiums                   749,988     274,988    223,226     801,750        34.3%
                                  ===========  ==========  =========  ==========  ===========
December 31, 1994:
Life insurance In force           $39,789,859  24,411,513  6,893,030  57,308,342        42.6%
                                  -----------  ----------  ---------  ----------  -----------
Premiums:
   Life insurance                     230,241      96,308     35,578     290,971        33.1%
   Annuities                          119,045       1,195      6,806     113,434         1.1%
   Accident and health insurance      388,759     158,749    201,824     345,684        45.9%
                                  -----------  ----------  ---------  ----------  -----------
     Total premiums                   738,045     256,252    244,208     750,089        34.2%
                                  ===========  ==========  =========  ==========  ===========
December 31, 1993:
Life insurance In force           $39,784,564  21,861,833  6,297,943  55,348,454        39.5%
                                  -----------  ----------  ---------  ----------  -----------
Premiums:
   Life insurance                     220,287      85,433     42,323     263,397        32.4%
   Annuities                           68,713         870      6,633      62,950         1.4%
   Accident and health insurance      365,894     142,891    153,948     354,837        40.3%
                                  -----------  ----------  ---------  ----------  -----------
     Total premiums                   654,894     229,194    202,904     681,184        33.6%
                                  ===========  ==========  =========  ==========  ===========

Of the amounts ceded to others, the Company ceded life insurance inforce of $182,638, $86,055 and $30,841 in 1995, 1994 and 1993, respectively, and life insurance premiums earned of $641, $203 and $98 in 1995, 1994 and 1993, respectively, to its ultimate parent Allianz Aktiengesellshaft. The Company also ceded accident and health premiums earned to Allianz Aktiengesellshaft of $(7,520), $12,256 and $8,966 in 1995, 1994 and 1993.

In addition to the above transactions, the Company ceded a portion of its mortality risk associated with the variable annuity product to Allianz Aktiengesellshaft. The Company recorded a recoverable on future policy benefit reserves of $930 as of December 31, 1995.


(8)  INCOME TAXES

INCOME TAX EXPENSE


Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                  1995      1994      1993
                                                                --------  --------  --------
Income tax expense attributable to operations:
   Current tax expenses                                         $ 12,993    5,098    30,215
                                                                --------  --------  --------

   Deferred tax (benefit) expense                                 25,772   16,053   (10,847)
   Benefit of operating loss carryforwards                             0        0     3,406
   Adjustment of deferred tax assets and
      liabilities for enacted change in tax rates                      0        0       945
                                                                --------  --------  --------

      Total deferred tax (benefit) expense                        25,772   16,053    (6,496)
                                                                --------  --------  --------

Total income tax expense attributable to operations               38,765   21,151    23,719

Income tax effect on equity:
   Income tax allocated to cumulative effect of
      adoption of SFAS No. 106                                         0        0    (2,064)
   Income tax allocated to stockholder's equity:
      Adoption of SFAS No. 115                                         0   40,312         0
      Attributable to unrealized gains and losses for the year   108,559  (79,201)       62
                                                                --------  --------  --------

Total income tax effect on equity                               $147,324  (17,738)   21,717
                                                                ========  ========  ========

COMPONENTS OF INCOME TAX EXPENSE


Income tax expense computed at the statutory rate of 35% in 1995, 1994 and 1993, varies  from  tax  expense  reported in the Consolidated Statements of Income for the respective years ended December 31 as follows:


                                                             1995     1994     1993
                                                           --------  -------  -------
Income tax expense computed at the statutory rate          $44,087   26,819   28,125
Dividends received deductions and tax-exempt interest       (5,430)  (3,967)  (2,189)
Foreign tax                                                   (464)     (79)  (1,324)
Interest on tax deficiency                                     408     (716)     528
Impact of statutory rate change on deferred tax liability        0        0      945
Utilization of net operating loss and alternative
     minimum tax credits                                         0        0   (2,549)
Other                                                          164     (906)     183
                                                           --------  -------  -------

         Income tax expense as reported                    $38,765   21,151   23,719
                                                           ========  =======  =======

COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES ON THE BALANCE SHEET


Tax  effects  of  temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                         1995     1994
                                                                       --------  -------
Deferred tax assets:
    Provision for post retirement benefits                             $  1,936    1,885
    Allowance for uncollectible accounts                                  2,283    2,961
    Policy reserves                                                     175,963  188,602
    Unrealized losses on investments in available for sale securities         0   35,584
                                                                       --------  -------
        Total deferred tax assets                                       180,182  229,032
                                                                       --------  -------

Deferred tax liabilities:
    Deferred acquisition costs                                          234,393  229,577
    Net unrealized gain                                                  72,975        0
    Other                                                                12,988    5,262
                                                                       --------  -------
        Total deferred tax liabilities                                  320,356  234,839
                                                                       --------  -------

Net deferred tax liability                                             $140,174    5,807
                                                                       ========  =======

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

As of December 31, 1995, the Company had no tax loss carryforwards or alternative minimum tax credits.

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company and each of its insurance subsidiaries generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $14,865, $15,162 and $28,465 in 1995, 1994 and 1993, respectively. At December 31, 1995 and 1994 the Company has a tax recoverable from AZOA of $3,257 and $5,095 and a recoverable from Revenue Canada Taxation of $690 and a payable to Revenue Canada Taxation of $1,301, respectively.


(9)  RELATED PARTY TRANSACTIONS

In November 1995, the Company purchased the 400 non-voting common shares in its subsidiary, Canadian American Financial Corporation from AZOA for $7,903. The acquisition of the shares increased the Company's equity ownership in both voting and non-voting common stock to 100%.

As of December 31, 1995 and 1994, Allianz Real Estate (AzRE), a wholly owned subsidiary of AZOA, owned 100% of the stock or was a limited partner of certain entities whose assets include mortgage loans issued by the Company amounting to $6,245 and $12,100, respectively. Included in the mortgage loans are properties originally foreclosed upon by the Company of which the balances at December 31, 1995 and 1994 are $1,650 and $4,575, respectively.

Allianz Investment Corporation (AIC) manages the Company's investment
portfolio.    The Company paid AIC $1,024, $1,285 and $1,207 in 1995, 1994 and
1993, respectively, for investment advisory fees. The Company's liability to AIC was $377 and $0 at December 31, 1995 and 1994, respectively.

The Company shares a data center with affiliated insurance companies. Usage charges paid to the data center by the Company were $3,752, $4,228 and $4,715 in 1995, 1994 and 1993, respectively. The Company's liability for data center charges was $337 and $457 at December 31, 1995 and 1994, respectively.

The Company reimbursed AZOA $738, $817 and $339 in 1995, 1994 and 1993, respectively, for certain administrative services performed. The Company's liability to AZOA was $528 and $264 at December 31, 1995 and 1994, respectively.

In June 1994, the Company authorized 200 million shares of preferred stock with a par value of $1 per share. This preferred stock is issuable in series with the number of shares, redemption rights and dividend rate designated by the Board of Directors for each series. Dividends are cumulative at a rate reflective of prevailing market conditions at time of issue and are payable semiannually. Dividend payments are restricted by provisions in State of Minnesota statutes. In June 1994, the Company issued 25 millions shares of Series A preferred stock with a dividend rate of 6.4% to AZOA for $25,000. In December 1994, the Company issued 15 millions shares of Series B preferred stock with a dividend rate of 6.95% to AZOA for $15,000. In December 1995, the Company redeemed and canceled the 15 million shares of Series B preferred stock issued to AZOA. There are currently 25 million shares of Series A preferred stock issued and outstanding.

In 1995 and 1994, AZOA contributed additional capital to the Company of $594 and $5,190, respectively.


(10)  EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $860, $918 and $1,363 in 1995, 1994 and 1993, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz
Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 50% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The total Company match for 1995, 1994 and 1993 Plan participants was 100%. All employees, excluding agents, are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $1,188, $1,266 and $1,270 in 1995, 1994 and 1993, respectively, toward planned contributions.

The Company sponsors an asset accumulation plan for field agents. Under the Plan provisions, the Company will match 100% of eligible agents' contributions up to a maximum of 3% of a participant's compensation. The Plan accepts participant's pretax or after tax contributions up to 10% of participant's compensation. It is the Company's policy to fund the Plan costs as accrued. In 1995, the Company discontinued support of its individual agency field force and suspended contributions to the Plan as of January 1, 1996. Also during 1995, participation in the Plan decreased significantly resulting in a partial plan termination whereby participants as of January 1, 1995 became fully vested in the Plan. The Company has no intention to fully terminate the Plan in the near term. Total Company contributions to the Plan were $118, $386 and $319 in 1995, 1994 and 1993, respectively.

The Company adopted SFAS No. 106, effective January 1, 1993 which requires benefits paid to retirees, other than pension benefits, to be accrued. The transition obligation associated with this adoption was $4,006, which is net of a $2,064 tax benefit. The Company's current plan obligation is $5,532 and the liability is included in "Other liabilities" in the accompanying balance sheet.


(11)  STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded in determining statutory policyholders' surplus. These items include, among other, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life policy and annuity benefit reserves calculated for statutory accounting do not include provisions for withdrawals.


The differences between stockholder's equity and net income reported in accordance with statutory accounting  practices  and  the accompanying consolidated financial statements as of and for the year ended
December 31 are as follows:

                                             Stockholder's   Stockholder's     Net        Net        Net
                                                equity           equity       Income    Income     Income
                                            ---------------  --------------  --------  ---------  ---------
                                                 1995             1994         1995      1994       1993
                                            ---------------  --------------  --------  ---------  ---------
Statutory basis                             $      299,186         294,334    11,565      6,895        657
Adjustments:
  Change in reserve basis                         (211,678)       (339,283)  (43,642)  (109,473)  (138,864)
  Deferred acquisition costs                       826,994         798,442    28,552    132,090    253,240
  Net deferred taxes                              (140,174)         (5,807)  (25,772)   (16,053)     6,496
  Statutory asset valuation reserve                100,462          59,169         0          0          0
  Statutory interest maintenance reserve            25,061          16,305     8,756     (4,768)    11,178
  Modified coinsurance reinsurance                (119,178)        (51,947)  104,222     44,920    (75,611)

  Unrealized gains (losses) on investments         163,237         (99,408)        0          0          0
  Nonadmitted assets                                 1,471           2,302         0          0          0
  Cumulative effect of accounting changes                0               0         0          0     26,875
  Other                                              5,813           5,338     3,516      1,864       (461)
                                            ---------------  --------------  --------  ---------  ---------

   As reported in the accompanying
    consolidated financial statements       $      951,194         679,445    87,197     55,475     83,510
                                            ===============  ==============  ========  =========  =========

The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 1995 and 1994 was in compliance with these requirements. The maximum amount of dividends which can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains, for the 12-month period ending the 31st day of the next preceding year. In 1995 and 1994, respectively, the Company paid dividends on preferred stock in the amount of $2,651 and $413, respectively to AZOA. Dividends of $23,433 could be paid in 1996 without prior approval of the Commissioner of Commerce.

REGULATORY RISK BASED CAPITAL


An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance
Commissioners  (NAIC).   The formulas for determining the amount of risk-based
capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.
Regulatory  compliance  is determined by a ratio of an enterprise's regulatory total  adjusted capital to its authorized control level risk-based capital, as defined  by  the NAIC.  Enterprises below specific triggerpoints or ratios are classified  within certain levels, each of which requires specified corrective action.  The levels and ratios are as follows:

                           Ratio of total adjusted capital to
                          authorized control level risk-based
Regulatory Event            Capital (less than or equal to)
------------------------  ------------------------------------
Company action level         2 (or 2.5 with negative trends)
Regulatory action level                    1.5
Authorized control level                    1
Mandatory control level                    0.7

The Company met the minimum risk-based capital requirements for the years ended December 31, 1995 and 1994.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC currently has a project underway to codify statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project will likely change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements. The Company does not currently use permitted statutory accounting practices which have a significant impact on its statutory financial statements.


(12)  COMMITMENTS AND CONTINGENCIES

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of
unaffiliated  insurance  companies.    Provision has been made for assessments
currently received and assessments anticipated for known insolvencies.


(13)  FOREIGN CURRENCY TRANSLATION


The net assets of the Company's foreign operations are translated into U.S.
dollars using exchange rates in effect at each year end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of stockholder's equity. An analysis of this account for the respective years ended December 31 follows:

                                                          1995     1994     1993
                                                        --------  -------  -------
Beginning amount of cumulative translation adjustments  $(3,787)  (2,708)  (1,835)
                                                        --------  -------  -------

Aggregate adjustment for the period resulting from
    translation adjustments                                 511   (1,659)  (1,746)
Amount of income tax benefit for period related to
    aggregate adjustment                                   (179)     580      873
                                                        --------  -------  -------
    Net aggregate translation included in equity            332   (1,079)    (873)
                                                        --------  -------  -------

Ending amount of cumulative translation adjustments     $(3,455)  (3,787)  (2,708)
                                                        ========  =======  =======

Canadian foreign exchange rate at end of year            0.7329   0.7129   0.7554

(14)  SUPPLEMENTARY INSURANCE INFORMATION


The following table summarizes certain financial information by line of business for 1995, 1994 and 1993:

                As         of      December     31        For       the      year       ended    December      31
             ---------  ---------  --------  --------  ---------  -------  ---------  ---------  ---------  ---------
                                                                                      Amortiz-
                         Future                         Premium            Benefits,    ation
                         policy               Other     revenue             claims       of
             Deferred   benefits,             policy      and               losses,   deferred
              policy     losses,              claims     other      Net       and      policy
              acquis-    claims                and     contract   invest-   settle-    acquis-     Other    Premiums
               ition    and loss   Unearned  benefits  consider-   ment      ment       ition    operating   written
               costs     expense   premiums  payable    ations    income   expenses   costs (a)  expenses      (b)
             ---------  ---------  --------  --------  ---------  -------  ---------  ---------  ---------  ---------
1995:
Life         $ 179,915  1,088,964     5,493    62,660    310,514   83,741    239,287     8,475     124,415
Annuities      629,515  2,601,943         0       580    136,736   98,214     89,321   (34,235)    137,000
Accident
 and health     17,564          0    28,688   308,658    354,500   19,203    249,232    (2,792)    105,615
             ---------  ---------  --------  --------  ---------  -------  ---------  ---------  ---------

             $ 826,994  3,690,907    34,181   371,898    801,750  201,158    577,840   (28,552)    367,030
             =========  =========  ========  ========  =========  =======  =========  =========  =========

1994:
Life         $ 188,390  1,022,537     6,012    63,728    290,971   78,100    228,383     6,889     114,767
Annuities      595,280  2,304,560         0       360    113,434   86,168     88,100  (140,776)    210,933
Accident
 and health     14,772          0    34,364   291,323    345,684   17,023    236,614     1,797     121,645
             ---------  ---------  --------  --------  ---------  -------  ---------  ---------  ---------

             $ 798,442  3,327,097    40,376   355,411    750,089  181,291    553,097  (132,090)    447,345
             =========  =========  ========  ========  =========  =======  =========  =========  =========

1993:
Life         $ 195,279    989,309     7,389    57,763    263,397   80,422    206,157   (10,925)    186,457
Annuities      454,504  1,986,801         0       578     62,950   78,674     86,227  (243,113)    191,783
Accident
 and health     16,569          0    34,181   264,583    354,837   15,735    241,443       804     154,493
             ---------  ---------  --------  --------  ---------  -------  ---------  ---------  ---------

             $ 666,352  2,976,110    41,570   322,924    681,184  174,831    533,827  (253,234)    532,733
             =========  =========  ========  ========  =========  =======  =========  =========  =========

(a) Represents the net change in deferred policy acquisition cost reported in the income statement.

(b)  Premiums written are not applicable for life insurance companies.

                                    PART C

                              OTHER  INFORMATION


Item 24.  Financial Statements and Exhibits

      a.  Financial Statements

          The following financial statements of the Company are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Consolidated Balance Sheets as of December 31, 1995 and 1994.
          3. Consolidated Statements of Income for the years ended December 31, 1995, 1994 and 1993.
          4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 1995, 1994 and 1993.
          5. Consolidated Statements of Cash Flows for the years ended December 31, 1995, 1994 and 1993.
          6. Notes to Consolidated Financial Statements - December 31, 1995, 1994 and 1993.

          The following financial statements of the Variable Account are included in Part B hereof.

          1.  Statements of Assets and Liabilities as of June 30, 1996
              (unaudited).
          2. Statements of Operations for the period ended June 30, 1996 (unaudited).
          3. Statements of Changes in Net Assets for the period ended June 30, 1996 (unaudited) and the year ended December 31, 1995.
          4.  Notes to Financial Statements - June 30, 1996 (unaudited).
          5.  Independent Auditors' Report.
          6.  Statements of Assets and Liabilities as of December 31, 1995.
          7.  Statements of Operations for the year ended December 31, 1995.
          8.  Statements of Changes in Net Assets for the years ended
              December 31, 1995 and 1994.
          9.  Notes to Financial Statements - December 31, 1995.


b.   Exhibits

    1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account#
    2.  Not Applicable
    3.  Principal Underwriter Agreement*
    4.  Individual Variable Annuity Contract   ##
    5.  Application for Individual Variable Annuity Contract   ##
    6.  (i)  Copy of Articles of Incorporation of the Company#
        (ii) Copy of the Bylaws of the Company#
    7.  Not Applicable
    8.  Form of Fund Participation Agreement   ##
    9.  Opinion and Consent of Counsel
    10. Independent Auditors' Consent
    11. Not Applicable
    12. Not Applicable
    13. Calculation of Performance Information
    14. Company Organizational Chart***
    27. Financial Data Schedule

    * Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 filed on September 20, 1988.
   ** Incorporated by reference to Post-Effective Amendment No. 3 to
      Registrant's Form N-4 filed on April 27, 1990.
  *** Incorporated by reference to Post-Effective Amendment No. 9 to
      Registrant's Form N-4 filed on April 30, 1993.
    # Incorporated by reference to Post-Effective Amendment No.  14 to Registrant's Form N-4 electronically filed on October 27, 1995. ## Incorporated by reference to Post-Effective Amendment No. 15 to Registrant's Form N-4 electronically filed on April 19, 1996.


Item 25.    Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:

Name and Principal           Positions and Offices
Business Address             with Depositor
---------------------------  -----------------------------------------
Lowell C. Anderson           Chairman, President, Chief Executive
1750 Hennepin Avenue         Officer and Director
Minneapolis, MN 55403

Herbert F. Hansmeyer         Director
777 San Marin Drive
Novato, CA 94998

Michael P. Sullivan          Director
7505 Metro Boulevard
Minneapolis, MN 55439

Dr. Gerhard Rupprecht        Director
Reinsburgstrasse 19
D-70178
Stuttgart, Germany

Dr. Jerry E. Robertson       Director
220-13E-29/3M Center
St. Paul, MN 55144

Edward J. Bonach             Senior Vice President, Chief Financial
1750 Hennepin Avenue         Officer and Treasurer
Minneapolis, MN 55403

Alan A. Grove                Vice President-Law & Secretary
1750 Hennepin Avenue
Minneapolis, MN 55403

Robert S. James              President-Individual Marketing Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Ronald L. Wobbeking          President-Mass Marketing Division
1750 Hennepin Avenue
Minneapolis, MN 55403


Rev. Dennis J. Dease         Director
c/o University of St.Thomas
2115 Summit Ave.
Box AQU100
St. Paul, MN 55105-1096

James R. Campbell            Director
c/o Norwest Center
Sixth & Marquette
Minneapolis, MN 55479-0116

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 as filed on April 30, 1993.

Item 27.     Number of Contract Owners


As of September 12, 1996, there were 40,694 qualified Contract Owners and 81,163 non-qualified Contract Owners with Contracts in the Separate Account.


Item 28.     Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

     a. NALAC Financial Plans, Inc. is the principal underwriter for the Contracts. It also is the principal underwriter for:

         Allianz Life Variable Account A
         Preferred Life Variable Account C

     b. The following are the officers and directors of NALAC Financial Plans, Inc.:

Name & Principal        Positions and Offices
Business Address        with Underwriter
----------------------  --------------------------

James P. Kelso          Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Alan A. Grove           Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford      President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J. Yates        Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403


Catherine L. Mielke  Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403



     c.  Not Applicable

Item 30.     Location of Accounts and Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 31.     Management Services

Not Applicable

Item 32.     Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


     d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.



                               REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of
Minneapolis and State of Minnesota, on this    5th day of November, 1996.

                                   ALLIANZ LIFE
                                   VARIABLE ACCOUNT B
                                   (Registrant)


                                   By: ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA
                                          (Depositor)


                                   By: /S/ ALAN A. GROVE
                                       -------------------------


                                       ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA


                                   By: /S/ ALAN A. GROVE
                                       --------------------------



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


                            Signature and Title

Lowell C. Anderson*          Chairman of the Board,         11/5/96
Lowell C. Anderson           President and                      Date
                             Chief Executive Officer

Herbert F. Hansmeyer*        Director                       11/5/96
Herbert F. Hansmeyer                                            Date

Michael P. Sullivan*         Director                       11/5/96
Michael P. Sullivan                                             Date

Dr. Jerry E. Robertson*      Director                       11/5/96
Dr. Jerry E. Robertson                                          Date

Gerhard Rupprecht*           Director                       11/5/96
Gerhard Rupprecht                                               Date

Edward J. Bonach*            Chief Financial Officer        11/5/96
Edward J. Bonach                                                Date

Rev. Dennis J. Dease*        Director                       11/5/96
Rev. Dennis J. Dease                                            Date

James R. Campbell*           Director                       11/5/96
James R. Campbell                                               Date


                                    *By    Power of Attorney


                                     By: /S/ ALAN A. GROVE
                                     -----------------------
                                           Alan A. Grove
                                           Attorney-in-Fact





                                   EXHIBITS

                                      TO

                       POST-EFFECTIVE AMENDMENT NO.    16

                                      TO

                                   FORM N-4

                       ALLIANZ LIFE VARIABLE ACCOUNT B

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                              INDEX TO EXHIBITS



Exhibit                                                            Page

EX-99.B9    Opinion and Consent of Counsel

EX-99.B10   Independent Auditors' Consent

EX-99.B13   Calculation of Performance Information

EX-27       Financial Data Schedule